UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07205

Variable Insurance Products Fund III

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Value Strategies Portfolio VIP Value Strategies Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 47	0.84%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,200,298,221
Number of Holdings	184
Portfolio Turnover	164%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.9
Financials	17.9
Health Care	13.0
Consumer Discretionary	10.8
Information Technology	7.8
Energy	7.6
Utilities	5.8
Real Estate	4.8
Materials	4.0
Consumer Staples	3.8
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.9
Short-Term Investments and Net Other Assets (Liabilities) - (0.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
Canada - 3.1
United Kingdom - 1.0
France - 0.7
Israel - 0.6
Switzerland - 0.5
Germany - 0.5
Puerto Rico - 0.5
Luxembourg - 0.4
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.2
Xcel Energy Inc	1.3
Welltower Inc	1.1
Delta Air Lines Inc	1.1
Iron Mountain Inc	1.1
PG&E Corp	1.0
Apollo Global Management Inc	1.0
Terex Corp	1.0
Keurig Dr Pepper Inc	1.0
Carnival Corp Ltd	0.9
11.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916045.102    1026-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Value Strategies Portfolio VIP Value Strategies Portfolio Service Class

This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 39	0.69%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,200,298,221
Number of Holdings	184
Portfolio Turnover	164%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.9
Financials	17.9
Health Care	13.0
Consumer Discretionary	10.8
Information Technology	7.8
Energy	7.6
Utilities	5.8
Real Estate	4.8
Materials	4.0
Consumer Staples	3.8
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.9
Short-Term Investments and Net Other Assets (Liabilities) - (0.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
Canada - 3.1
United Kingdom - 1.0
France - 0.7
Israel - 0.6
Switzerland - 0.5
Germany - 0.5
Puerto Rico - 0.5
Luxembourg - 0.4
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.2
Xcel Energy Inc	1.3
Welltower Inc	1.1
Delta Air Lines Inc	1.1
Iron Mountain Inc	1.1
PG&E Corp	1.0
Apollo Global Management Inc	1.0
Terex Corp	1.0
Keurig Dr Pepper Inc	1.0
Carnival Corp Ltd	0.9
11.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916044.102    1025-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Value Strategies Portfolio VIP Value Strategies Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 37	0.66%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,200,298,221
Number of Holdings	184
Portfolio Turnover	164%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.9
Financials	17.9
Health Care	13.0
Consumer Discretionary	10.8
Information Technology	7.8
Energy	7.6
Utilities	5.8
Real Estate	4.8
Materials	4.0
Consumer Staples	3.8
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.9
Short-Term Investments and Net Other Assets (Liabilities) - (0.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
Canada - 3.1
United Kingdom - 1.0
France - 0.7
Israel - 0.6
Switzerland - 0.5
Germany - 0.5
Puerto Rico - 0.5
Luxembourg - 0.4
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.2
Xcel Energy Inc	1.3
Welltower Inc	1.1
Delta Air Lines Inc	1.1
Iron Mountain Inc	1.1
PG&E Corp	1.0
Apollo Global Management Inc	1.0
Terex Corp	1.0
Keurig Dr Pepper Inc	1.0
Carnival Corp Ltd	0.9
11.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916046.102    1467-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Value Strategies Portfolio VIP Value Strategies Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.59%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,200,298,221
Number of Holdings	184
Portfolio Turnover	164%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.9
Financials	17.9
Health Care	13.0
Consumer Discretionary	10.8
Information Technology	7.8
Energy	7.6
Utilities	5.8
Real Estate	4.8
Materials	4.0
Consumer Staples	3.8
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.9
Short-Term Investments and Net Other Assets (Liabilities) - (0.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
Canada - 3.1
United Kingdom - 1.0
France - 0.7
Israel - 0.6
Switzerland - 0.5
Germany - 0.5
Puerto Rico - 0.5
Luxembourg - 0.4
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.2
Xcel Energy Inc	1.3
Welltower Inc	1.1
Delta Air Lines Inc	1.1
Iron Mountain Inc	1.1
PG&E Corp	1.0
Apollo Global Management Inc	1.0
Terex Corp	1.0
Keurig Dr Pepper Inc	1.0
Carnival Corp Ltd	0.9
11.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916043.102    1024-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Mid Cap Portfolio VIP Mid Cap Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 45	0.79%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$9,541,667,259
Number of Holdings	183
Portfolio Turnover	70%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.3
Information Technology	20.2
Financials	15.0
Health Care	10.1
Consumer Discretionary	9.6
Real Estate	5.4
Energy	4.7
Consumer Staples	4.5
Utilities	3.4
Materials	3.4
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.5
Canada - 2.1
Taiwan - 1.4
Belgium - 0.7
Japan - 0.6
Brazil - 0.6
United Kingdom - 0.4
France - 0.3
Netherlands - 0.2
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
MKS Inc	1.9
Twilio Inc Class A	1.6
ITT Inc	1.5
East West Bancorp Inc	1.5
Silicon Motion Technology Corp ADR	1.4
US Foods Holding Corp	1.4
Comfort Systems USA Inc	1.4
RB Global Inc (United States)	1.3
Performance Food Group Co	1.3
ATI Inc	1.3
14.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916040.102    387-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Mid Cap Portfolio VIP Mid Cap Portfolio Service Class

This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 36	0.64%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$9,541,667,259
Number of Holdings	183
Portfolio Turnover	70%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.3
Information Technology	20.2
Financials	15.0
Health Care	10.1
Consumer Discretionary	9.6
Real Estate	5.4
Energy	4.7
Consumer Staples	4.5
Utilities	3.4
Materials	3.4
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.5
Canada - 2.1
Taiwan - 1.4
Belgium - 0.7
Japan - 0.6
Brazil - 0.6
United Kingdom - 0.4
France - 0.3
Netherlands - 0.2
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
MKS Inc	1.9
Twilio Inc Class A	1.6
ITT Inc	1.5
East West Bancorp Inc	1.5
Silicon Motion Technology Corp ADR	1.4
US Foods Holding Corp	1.4
Comfort Systems USA Inc	1.4
RB Global Inc (United States)	1.3
Performance Food Group Co	1.3
ATI Inc	1.3
14.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916042.102    773-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Mid Cap Portfolio VIP Mid Cap Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.61%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$9,541,667,259
Number of Holdings	183
Portfolio Turnover	70%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.3
Information Technology	20.2
Financials	15.0
Health Care	10.1
Consumer Discretionary	9.6
Real Estate	5.4
Energy	4.7
Consumer Staples	4.5
Utilities	3.4
Materials	3.4
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.5
Canada - 2.1
Taiwan - 1.4
Belgium - 0.7
Japan - 0.6
Brazil - 0.6
United Kingdom - 0.4
France - 0.3
Netherlands - 0.2
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
MKS Inc	1.9
Twilio Inc Class A	1.6
ITT Inc	1.5
East West Bancorp Inc	1.5
Silicon Motion Technology Corp ADR	1.4
US Foods Holding Corp	1.4
Comfort Systems USA Inc	1.4
RB Global Inc (United States)	1.3
Performance Food Group Co	1.3
ATI Inc	1.3
14.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916039.102    1466-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Mid Cap Portfolio VIP Mid Cap Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 31	0.54%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$9,541,667,259
Number of Holdings	183
Portfolio Turnover	70%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.3
Information Technology	20.2
Financials	15.0
Health Care	10.1
Consumer Discretionary	9.6
Real Estate	5.4
Energy	4.7
Consumer Staples	4.5
Utilities	3.4
Materials	3.4
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.5
Canada - 2.1
Taiwan - 1.4
Belgium - 0.7
Japan - 0.6
Brazil - 0.6
United Kingdom - 0.4
France - 0.3
Netherlands - 0.2
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
MKS Inc	1.9
Twilio Inc Class A	1.6
ITT Inc	1.5
East West Bancorp Inc	1.5
Silicon Motion Technology Corp ADR	1.4
US Foods Holding Corp	1.4
Comfort Systems USA Inc	1.4
RB Global Inc (United States)	1.3
Performance Food Group Co	1.3
ATI Inc	1.3
14.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916041.102    772-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Growth Opportunities Portfolio VIP Growth Opportunities Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.80%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$5,280,341,930
Number of Holdings	197
Portfolio Turnover	100%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.8
Communication Services	21.3
Consumer Discretionary	8.1
Health Care	6.3
Industrials	4.9
Financials	3.6
Utilities	1.5
Consumer Staples	0.1
Energy	0.1
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Preferred Stocks - 2.0
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Taiwan - 4.2
Singapore - 1.7
Canada - 1.0
Netherlands - 1.0
United Kingdom - 0.7
Finland - 0.4
Thailand - 0.2
Korea (South) - 0.1
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.0
Alphabet Inc Class A	6.2
Alphabet Inc Class C	5.2
Microsoft Corp	4.2
Meta Platforms Inc Class A	4.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.2
Amazon.com Inc	3.6
Micron Technology Inc	3.3
AppLovin Corp Class A	3.2
Eli Lilly & Co	3.0
51.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916022.102    385-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Growth Opportunities Portfolio VIP Growth Opportunities Portfolio Service Class

This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 35	0.65%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$5,280,341,930
Number of Holdings	197
Portfolio Turnover	100%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.8
Communication Services	21.3
Consumer Discretionary	8.1
Health Care	6.3
Industrials	4.9
Financials	3.6
Utilities	1.5
Consumer Staples	0.1
Energy	0.1
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Preferred Stocks - 2.0
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Taiwan - 4.2
Singapore - 1.7
Canada - 1.0
Netherlands - 1.0
United Kingdom - 0.7
Finland - 0.4
Thailand - 0.2
Korea (South) - 0.1
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.0
Alphabet Inc Class A	6.2
Alphabet Inc Class C	5.2
Microsoft Corp	4.2
Meta Platforms Inc Class A	4.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.2
Amazon.com Inc	3.6
Micron Technology Inc	3.3
AppLovin Corp Class A	3.2
Eli Lilly & Co	3.0
51.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916023.102    491-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Growth Opportunities Portfolio VIP Growth Opportunities Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 33	0.62%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$5,280,341,930
Number of Holdings	197
Portfolio Turnover	100%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.8
Communication Services	21.3
Consumer Discretionary	8.1
Health Care	6.3
Industrials	4.9
Financials	3.6
Utilities	1.5
Consumer Staples	0.1
Energy	0.1
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Preferred Stocks - 2.0
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Taiwan - 4.2
Singapore - 1.7
Canada - 1.0
Netherlands - 1.0
United Kingdom - 0.7
Finland - 0.4
Thailand - 0.2
Korea (South) - 0.1
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.0
Alphabet Inc Class A	6.2
Alphabet Inc Class C	5.2
Microsoft Corp	4.2
Meta Platforms Inc Class A	4.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.2
Amazon.com Inc	3.6
Micron Technology Inc	3.3
AppLovin Corp Class A	3.2
Eli Lilly & Co	3.0
51.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916021.102    1465-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Growth Opportunities Portfolio VIP Growth Opportunities Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.55%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$5,280,341,930
Number of Holdings	197
Portfolio Turnover	100%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.8
Communication Services	21.3
Consumer Discretionary	8.1
Health Care	6.3
Industrials	4.9
Financials	3.6
Utilities	1.5
Consumer Staples	0.1
Energy	0.1
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Preferred Stocks - 2.0
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Taiwan - 4.2
Singapore - 1.7
Canada - 1.0
Netherlands - 1.0
United Kingdom - 0.7
Finland - 0.4
Thailand - 0.2
Korea (South) - 0.1
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.0
Alphabet Inc Class A	6.2
Alphabet Inc Class C	5.2
Microsoft Corp	4.2
Meta Platforms Inc Class A	4.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.2
Amazon.com Inc	3.6
Micron Technology Inc	3.3
AppLovin Corp Class A	3.2
Eli Lilly & Co	3.0
51.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916024.102    617-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Growth & Income Portfolio VIP Growth & Income Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 37	0.72%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$2,852,831,562
Number of Holdings	174
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.0
Industrials	18.5
Financials	15.7
Health Care	12.6
Energy	7.5
Consumer Staples	6.8
Communication Services	5.6
Consumer Discretionary	3.7
Utilities	2.3
Real Estate	0.8
Materials	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.6
Preferred Stocks - 2.5
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
United Kingdom - 2.5
Canada - 1.8
Taiwan - 1.4
Belgium - 1.3
Netherlands - 0.7
Italy - 0.1
Sweden - 0.1
France - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	4.8
Wells Fargo & Co	4.6
NVIDIA Corp	4.3
GE Aerospace	4.3
Exxon Mobil Corp	3.7
Apple Inc	3.4
GE Vernova Inc	3.3
Bank of America Corp	2.9
Boeing Co	2.4
Broadcom Inc	2.3
36.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915949.102    382-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Growth & Income Portfolio VIP Growth & Income Portfolio Service Class

This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 29	0.57%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$2,852,831,562
Number of Holdings	174
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.0
Industrials	18.5
Financials	15.7
Health Care	12.6
Energy	7.5
Consumer Staples	6.8
Communication Services	5.6
Consumer Discretionary	3.7
Utilities	2.3
Real Estate	0.8
Materials	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.6
Preferred Stocks - 2.5
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
United Kingdom - 2.5
Canada - 1.8
Taiwan - 1.4
Belgium - 1.3
Netherlands - 0.7
Italy - 0.1
Sweden - 0.1
France - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	4.8
Wells Fargo & Co	4.6
NVIDIA Corp	4.3
GE Aerospace	4.3
Exxon Mobil Corp	3.7
Apple Inc	3.4
GE Vernova Inc	3.3
Bank of America Corp	2.9
Boeing Co	2.4
Broadcom Inc	2.3
36.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915950.102    473-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Growth & Income Portfolio VIP Growth & Income Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 28	0.54%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$2,852,831,562
Number of Holdings	174
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.0
Industrials	18.5
Financials	15.7
Health Care	12.6
Energy	7.5
Consumer Staples	6.8
Communication Services	5.6
Consumer Discretionary	3.7
Utilities	2.3
Real Estate	0.8
Materials	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.6
Preferred Stocks - 2.5
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
United Kingdom - 2.5
Canada - 1.8
Taiwan - 1.4
Belgium - 1.3
Netherlands - 0.7
Italy - 0.1
Sweden - 0.1
France - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	4.8
Wells Fargo & Co	4.6
NVIDIA Corp	4.3
GE Aerospace	4.3
Exxon Mobil Corp	3.7
Apple Inc	3.4
GE Vernova Inc	3.3
Bank of America Corp	2.9
Boeing Co	2.4
Broadcom Inc	2.3
36.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915947.102    1464-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Growth & Income Portfolio VIP Growth & Income Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 24	0.47%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$2,852,831,562
Number of Holdings	174
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.0
Industrials	18.5
Financials	15.7
Health Care	12.6
Energy	7.5
Consumer Staples	6.8
Communication Services	5.6
Consumer Discretionary	3.7
Utilities	2.3
Real Estate	0.8
Materials	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.6
Preferred Stocks - 2.5
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
United Kingdom - 2.5
Canada - 1.8
Taiwan - 1.4
Belgium - 1.3
Netherlands - 0.7
Italy - 0.1
Sweden - 0.1
France - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	4.8
Wells Fargo & Co	4.6
NVIDIA Corp	4.3
GE Aerospace	4.3
Exxon Mobil Corp	3.7
Apple Inc	3.4
GE Vernova Inc	3.3
Bank of America Corp	2.9
Boeing Co	2.4
Broadcom Inc	2.3
36.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915948.102    147-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Dynamic Capital Appreciation Portfolio VIP Dynamic Capital Appreciation Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 46	0.86%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$328,377,585
Number of Holdings	164
Portfolio Turnover	92%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.3
Consumer Discretionary	13.1
Industrials	10.9
Financials	9.8
Communication Services	9.1
Health Care	6.8
Consumer Staples	5.7
Energy	5.1
Materials	2.3
Real Estate	1.6
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Preferred Stocks - 1.2
Fixed-Income Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.1
Korea (South) - 3.1
Taiwan - 2.8
Brazil - 1.9
United Kingdom - 1.5
Canada - 1.5
Germany - 1.0
Netherlands - 0.9
Norway - 0.2
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.8
Amazon.com Inc	5.8
Alphabet Inc Class A	3.9
Apple Inc	2.9
Microsoft Corp	2.7
Micron Technology Inc	2.6
Broadcom Inc	2.5
Meta Platforms Inc Class A	2.4
Western Digital Corp	2.3
Alphabet Inc Class C	2.2
36.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916009.102    971-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Dynamic Capital Appreciation Portfolio VIP Dynamic Capital Appreciation Portfolio Service Class

This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 38	0.71%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$328,377,585
Number of Holdings	164
Portfolio Turnover	92%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.3
Consumer Discretionary	13.1
Industrials	10.9
Financials	9.8
Communication Services	9.1
Health Care	6.8
Consumer Staples	5.7
Energy	5.1
Materials	2.3
Real Estate	1.6
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Preferred Stocks - 1.2
Fixed-Income Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.1
Korea (South) - 3.1
Taiwan - 2.8
Brazil - 1.9
United Kingdom - 1.5
Canada - 1.5
Germany - 1.0
Netherlands - 0.9
Norway - 0.2
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.8
Amazon.com Inc	5.8
Alphabet Inc Class A	3.9
Apple Inc	2.9
Microsoft Corp	2.7
Micron Technology Inc	2.6
Broadcom Inc	2.5
Meta Platforms Inc Class A	2.4
Western Digital Corp	2.3
Alphabet Inc Class C	2.2
36.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916008.102    853-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Dynamic Capital Appreciation Portfolio VIP Dynamic Capital Appreciation Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 37	0.69%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$328,377,585
Number of Holdings	164
Portfolio Turnover	92%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.3
Consumer Discretionary	13.1
Industrials	10.9
Financials	9.8
Communication Services	9.1
Health Care	6.8
Consumer Staples	5.7
Energy	5.1
Materials	2.3
Real Estate	1.6
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Preferred Stocks - 1.2
Fixed-Income Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.1
Korea (South) - 3.1
Taiwan - 2.8
Brazil - 1.9
United Kingdom - 1.5
Canada - 1.5
Germany - 1.0
Netherlands - 0.9
Norway - 0.2
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.8
Amazon.com Inc	5.8
Alphabet Inc Class A	3.9
Apple Inc	2.9
Microsoft Corp	2.7
Micron Technology Inc	2.6
Broadcom Inc	2.5
Meta Platforms Inc Class A	2.4
Western Digital Corp	2.3
Alphabet Inc Class C	2.2
36.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916006.102    1463-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Dynamic Capital Appreciation Portfolio VIP Dynamic Capital Appreciation Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.61%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$328,377,585
Number of Holdings	164
Portfolio Turnover	92%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.3
Consumer Discretionary	13.1
Industrials	10.9
Financials	9.8
Communication Services	9.1
Health Care	6.8
Consumer Staples	5.7
Energy	5.1
Materials	2.3
Real Estate	1.6
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Preferred Stocks - 1.2
Fixed-Income Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.1
Korea (South) - 3.1
Taiwan - 2.8
Brazil - 1.9
United Kingdom - 1.5
Canada - 1.5
Germany - 1.0
Netherlands - 0.9
Norway - 0.2
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.8
Amazon.com Inc	5.8
Alphabet Inc Class A	3.9
Apple Inc	2.9
Microsoft Corp	2.7
Micron Technology Inc	2.6
Broadcom Inc	2.5
Meta Platforms Inc Class A	2.4
Western Digital Corp	2.3
Alphabet Inc Class C	2.2
36.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916007.102    786-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Balanced Portfolio VIP Balanced Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 34	0.66%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$8,938,418,661
Number of Holdings	360
Portfolio Turnover	38%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.1
AAA - 1.9
AA - 0.1
A - 3.1
BBB - 4.5
BB - 0.8
B - 0.2
Not Rated - 3.1
Equities - 65.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.6
Financials	11.7
Communication Services	7.7
Industrials	6.2
Health Care	6.2
Consumer Discretionary	6.1
Consumer Staples	3.0
Energy	2.7
Real Estate	1.9
Utilities	1.7
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 64.6
Bonds - 34.8
Preferred Stocks - 0.6
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.6
NVIDIA Corp	5.5
Alphabet Inc Class A	4.6
US Treasury Bonds	4.2
Apple Inc	3.9
Amazon.com Inc	2.7
Microsoft Corp	2.4
Fannie Mae Mortgage pass-thru certificates	1.8
Broadcom Inc	1.8
Freddie Mac Gold Pool	1.5
40.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916018.102    380-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Balanced Portfolio VIP Balanced Portfolio Service Class

This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 26	0.51%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$8,938,418,661
Number of Holdings	360
Portfolio Turnover	38%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.1
AAA - 1.9
AA - 0.1
A - 3.1
BBB - 4.5
BB - 0.8
B - 0.2
Not Rated - 3.1
Equities - 65.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.6
Financials	11.7
Communication Services	7.7
Industrials	6.2
Health Care	6.2
Consumer Discretionary	6.1
Consumer Staples	3.0
Energy	2.7
Real Estate	1.9
Utilities	1.7
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 64.6
Bonds - 34.8
Preferred Stocks - 0.6
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.6
NVIDIA Corp	5.5
Alphabet Inc Class A	4.6
US Treasury Bonds	4.2
Apple Inc	3.9
Amazon.com Inc	2.7
Microsoft Corp	2.4
Fannie Mae Mortgage pass-thru certificates	1.8
Broadcom Inc	1.8
Freddie Mac Gold Pool	1.5
40.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916019.102    469-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Balanced Portfolio VIP Balanced Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 25	0.48%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$8,938,418,661
Number of Holdings	360
Portfolio Turnover	38%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.1
AAA - 1.9
AA - 0.1
A - 3.1
BBB - 4.5
BB - 0.8
B - 0.2
Not Rated - 3.1
Equities - 65.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.6
Financials	11.7
Communication Services	7.7
Industrials	6.2
Health Care	6.2
Consumer Discretionary	6.1
Consumer Staples	3.0
Energy	2.7
Real Estate	1.9
Utilities	1.7
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 64.6
Bonds - 34.8
Preferred Stocks - 0.6
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.6
NVIDIA Corp	5.5
Alphabet Inc Class A	4.6
US Treasury Bonds	4.2
Apple Inc	3.9
Amazon.com Inc	2.7
Microsoft Corp	2.4
Fannie Mae Mortgage pass-thru certificates	1.8
Broadcom Inc	1.8
Freddie Mac Gold Pool	1.5
40.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916017.102    1462-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Balanced Portfolio VIP Balanced Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 21	0.41%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$8,938,418,661
Number of Holdings	360
Portfolio Turnover	38%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.1
AAA - 1.9
AA - 0.1
A - 3.1
BBB - 4.5
BB - 0.8
B - 0.2
Not Rated - 3.1
Equities - 65.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.6
Financials	11.7
Communication Services	7.7
Industrials	6.2
Health Care	6.2
Consumer Discretionary	6.1
Consumer Staples	3.0
Energy	2.7
Real Estate	1.9
Utilities	1.7
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 64.6
Bonds - 34.8
Preferred Stocks - 0.6
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.6
NVIDIA Corp	5.5
Alphabet Inc Class A	4.6
US Treasury Bonds	4.2
Apple Inc	3.9
Amazon.com Inc	2.7
Microsoft Corp	2.4
Fannie Mae Mortgage pass-thru certificates	1.8
Broadcom Inc	1.8
Freddie Mac Gold Pool	1.5
40.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916020.102    616-TSRS-0826

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP Value Strategies Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Value Strategies Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 100.9%
	Shares	Value ($)
CANADA - 3.1%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Gildan Activewear Inc (b)	158,000	8,145,926
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cenovus Energy Inc	240,900	5,977,275
Imperial Oil Ltd	89,700	10,072,711
TOTAL ENERGY		16,049,986
Financials - 0.2%
Capital Markets - 0.2%
Onex Corp Subordinate Voting Shares	38,900	2,909,032
Industrials - 0.8%
Ground Transportation - 0.5%
TFI International Inc	38,800	5,585,066
Machinery - 0.3%
ATS Corp (a)	150,672	4,343,008
TOTAL INDUSTRIALS		9,928,074
TOTAL CANADA		37,033,018
FRANCE - 0.7%
Communication Services - 0.2%
Media - 0.2%
JCDecaux SE	131,700	2,895,243
Energy - 0.5%
Energy Equipment & Services - 0.5%
Vallourec SACA (a)	221,200	5,167,974
TOTAL FRANCE		8,063,217
GERMANY - 0.5%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Birkenstock Holding Plc (a)(b)	83,100	3,575,793
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)	24,100	2,242,505
TOTAL GERMANY		5,818,298
HONG KONG - 0.3%
Financials - 0.3%
Insurance - 0.3%
Prudential PLC	311,732	4,140,430
ISRAEL - 0.6%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (a)	128,000	4,336,640
Information Technology - 0.2%
IT Services - 0.2%
Wix.com Ltd (a)(b)	61,600	2,794,792
TOTAL ISRAEL		7,131,432
ITALY - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	102,900	2,857,037
LUXEMBOURG - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
ArcelorMittal SA depository receipt	88,200	5,311,404
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TGS ASA	253,800	3,298,135
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	235,600	4,993,286
PUERTO RICO - 0.5%
Financials - 0.5%
Banks - 0.5%
Popular Inc	34,100	5,598,538
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (c)(d)	93,700	2,801,225
SWITZERLAND - 0.5%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Garrett Motion Inc	166,600	6,035,918
UNITED KINGDOM - 1.0%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Subsea 7 SA	116,400	3,974,663
Financials - 0.7%
Capital Markets - 0.7%
Marex Group PLC	130,800	7,972,260
TOTAL UNITED KINGDOM		11,946,923
UNITED STATES - 92.2%
Communication Services - 1.1%
Media - 1.1%
Nexstar Media Group Inc	52,100	9,304,539
Omnicom Group Inc	46,900	3,415,726
TOTAL COMMUNICATION SERVICES		12,720,265
Consumer Discretionary - 9.1%
Automobile Components - 1.0%
Aptiv PLC (a)	36,681	2,251,480
Patrick Industries Inc	53,976	4,845,965
Versigent PLC	114,179	4,796,660
		11,894,105
Distributors - 0.8%
Genuine Parts Co	79,500	9,379,410
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions Inc (a)	41,919	2,971,219
Driven Brands Holdings Inc (a)	589,326	8,215,204
		11,186,423
Hotels, Restaurants & Leisure - 2.3%
Booking Holdings Inc	33,400	5,953,216
Carnival Corp Ltd	377,500	10,785,175
Churchill Downs Inc	64,600	5,790,744
Hilton Grand Vacations Inc (a)	98,700	5,168,919
		27,698,054
Household Durables - 1.4%
Leggett & Platt Inc	233,068	2,729,226
Mohawk Industries Inc (a)	50,900	6,175,697
Somnigroup International Inc	94,700	7,424,480
Whirlpool Corp (b)	20,323	801,133
		17,130,536
Leisure Products - 0.8%
BRP Inc Subordinate Voting Shares	62,400	3,811,537
Brunswick Corp/DE	63,500	5,349,240
		9,160,777
Specialty Retail - 1.7%
Bath & Body Works Inc	322,400	7,457,112
Lithia Motors Inc	28,700	8,337,063
Upbound Group Inc	207,800	4,409,516
		20,203,691
Textiles, Apparel & Luxury Goods - 0.2%
Samsonite Group SA (c)(d)	1,404,300	2,438,726
TOTAL CONSUMER DISCRETIONARY		109,091,722
Consumer Staples - 3.8%
Beverages - 1.5%
Keurig Dr Pepper Inc	335,500	10,980,916
Primo Brands Corp Class A	263,300	6,435,052
		17,415,968
Consumer Staples Distribution & Retail - 1.1%
Performance Food Group Co (a)	75,100	8,395,429
Sprouts Farmers Market Inc (a)	50,618	4,281,270
		12,676,699
Food Products - 0.6%
Darling Ingredients Inc (a)	139,563	7,622,931
Household Products - 0.6%
Kimberly-Clark Corp	67,442	7,403,108
TOTAL CONSUMER STAPLES		45,118,706
Energy - 4.7%
Energy Equipment & Services - 1.7%
Expro Group Holdings NV (a)	331,500	4,896,255
Noble Corp PLC	133,500	4,979,550
Weatherford International PLC	124,800	10,171,200
		20,047,005
Oil, Gas & Consumable Fuels - 3.0%
Cheniere Energy Inc	24,500	5,855,745
Delek US Holdings Inc	118,300	6,010,823
Marathon Petroleum Corp	27,500	7,030,925
Sunococorp LLC	104,992	7,104,809
Targa Resources Corp	36,500	9,787,110
		35,789,412
TOTAL ENERGY		55,836,417
Financials - 16.2%
Banks - 2.0%
East West Bancorp Inc	37,393	4,827,062
First Citizens BancShares Inc/NC Class A (b)	3,200	6,658,528
Pinnacle Financial Partners Inc	80,822	8,153,324
Western Alliance Bancorp	46,600	3,830,520
		23,469,434
Capital Markets - 2.7%
Ares Management Corp Class A (b)	46,700	5,198,177
BGC Group Inc Class A	414,800	4,434,212
Charles Schwab Corp/The	60,200	5,554,654
LPL Financial Holdings Inc	32,300	9,098,264
Raymond James Financial Inc	43,400	6,598,102
Victory Capital Holdings Inc Class A	19,928	1,675,148
		32,558,557
Consumer Finance - 2.8%
Capital One Financial Corp	33,900	6,801,018
Credit Acceptance Corp (a)(b)	9,900	6,303,726
EZCORP Inc Class A (a)	123,160	4,257,641
OneMain Holdings Inc	96,600	5,889,702
PROG Holdings Inc	69,600	3,244,056
SLM Corp	261,300	6,778,122
		33,274,265
Financial Services - 5.1%
Apollo Global Management Inc	98,200	11,618,042
Corebridge Financial Inc	211,200	6,046,656
Corpay Inc (a)	28,600	9,531,522
Fiserv Inc (a)	154,100	7,558,605
Global Payments Inc	79,700	5,783,032
Remitly Global Inc (a)	330,700	7,410,987
Shift4 Payments Inc Class A (a)(b)	112,833	5,488,197
WEX Inc (a)	58,500	8,253,765
		61,690,806
Insurance - 3.6%
Arthur J Gallagher & Co	34,400	7,897,208
First American Financial Corp	113,147	7,760,753
Globe Life Inc	26,100	4,663,548
Primerica Inc	20,200	5,740,840
Reinsurance Group of America Inc	46,005	9,782,963
Ryan Specialty Holdings Inc Class A (b)	190,700	7,200,832
		43,046,144
TOTAL FINANCIALS		194,039,206
Health Care - 12.4%
Biotechnology - 0.3%
Moderna Inc (a)	56,900	3,984,707
Health Care Equipment & Supplies - 2.6%
GE HealthCare Technologies Inc	135,000	8,641,350
Lantheus Holdings Inc (a)	63,200	7,011,408
QuidelOrtho Corp (a)(b)	498,553	8,732,156
Solventum Corp (a)	95,400	7,360,110
		31,745,024
Health Care Providers & Services - 5.2%
Acadia Healthcare Co Inc (a)	247,300	7,302,769
AdaptHealth Corp (a)	573,516	5,976,037
Cencora Inc	19,800	5,603,004
Cigna Group/The	26,000	7,167,680
CVS Health Corp	51,500	5,327,675
Humana Inc	23,187	9,210,341
LifeStance Health Group Inc (a)	19,140	204,989
Molina Healthcare Inc (a)	30,500	6,975,350
PACS Group Inc (a)	215,100	9,171,864
Tenet Healthcare Corp (a)	28,616	5,353,481
		62,293,190
Health Care Technology - 0.8%
Waystar Holding Corp (a)	448,100	9,199,493
Life Sciences Tools & Services - 2.6%
Charles River Laboratories International Inc (a)	21,356	4,843,327
Fortrea Holdings Inc (a)	255,100	4,438,740
ICON PLC (a)	50,600	8,789,726
IQVIA Holdings Inc (a)	32,700	6,318,294
Sotera Health Co (a)	375,500	6,665,125
		31,055,212
Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (a)	25,200	6,072,444
Viatris Inc	319,500	5,073,660
		11,146,104
TOTAL HEALTH CARE		149,423,730
Industrials - 23.1%
Aerospace & Defense - 0.8%
Textron Inc	101,000	9,264,730
Air Freight & Logistics - 1.7%
FedEx Corp	14,500	4,540,385
Forward Air Corp Class Common Stock (a)	151,500	2,046,765
GXO Logistics Inc (a)	131,900	6,687,330
United Parcel Service Inc Class B	70,200	7,546,500
		20,820,980
Building Products - 3.4%
Allegion plc	53,800	7,558,362
Griffon Corp	52,000	5,071,560
Hayward Holdings Inc (a)	467,916	8,099,626
Masterbrand Inc (a)(b)	639,626	6,581,752
Resideo Technologies Inc (a)	241,600	7,513,760
UFP Industries Inc	72,200	6,551,428
		41,376,488
Commercial Services & Supplies - 2.5%
Brink's Co/The	67,800	6,406,422
Clean Harbors Inc (a)	17,800	5,317,750
HNI Corp (b)	236,900	9,573,129
Onterris Inc (a)	58,607	1,184,447
Vestis Corp (a)	519,100	7,537,332
		30,019,080
Construction & Engineering - 2.0%
AECOM	141,900	9,904,620
Centuri Holdings Inc (a)	225,100	6,807,024
WillScot Holdings Corp	270,400	7,803,744
		24,515,388
Electrical Equipment - 1.2%
Acuity Inc	21,700	8,173,522
Regal Rexnord Corp	26,900	6,407,311
		14,580,833
Ground Transportation - 0.7%
U-Haul Holding Co Class N	142,520	8,223,404
Machinery - 4.1%
Allison Transmission Holdings Inc	67,300	7,587,402
Gates Industrial Corp PLC (a)	252,900	7,073,613
JBT Marel Corp (b)	28,600	4,147,000
Middleby Corp/The (a)	30,300	5,211,903
Mueller Industries Inc	46,100	5,667,073
Oshkosh Corp	52,000	7,980,960
Terex Corp	160,100	11,589,639
		49,257,590
Marine Transportation - 0.5%
Matson Inc	29,000	5,574,670
Passenger Airlines - 1.1%
Delta Air Lines Inc	141,800	13,280,988
Professional Services - 3.8%
Amentum Holdings Inc (a)(b)	280,400	5,795,868
Concentrix Corp (b)	146,300	3,277,852
ExlService Holdings Inc (a)	128,663	3,327,225
First Advantage Corp (a)(b)	387,421	6,992,949
KBR Inc	281,200	9,709,836
SS&C Technologies Holdings Inc	142,300	8,829,715
TransUnion	103,100	7,437,634
		45,371,079
Trading Companies & Distributors - 1.3%
Herc Holdings Inc	73,600	10,549,824
McGrath RentCorp	37,336	4,518,776
		15,068,600
TOTAL INDUSTRIALS		277,353,830
Information Technology - 7.6%
Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics Inc (a)	31,500	6,722,415
Avnet Inc	77,500	6,883,550
Sanmina Corp (a)	41,600	10,528,128
TD SYNNEX Corp	23,200	6,202,288
		30,336,381
IT Services - 0.4%
GoDaddy Inc Class A (a)	59,200	5,024,896
Semiconductors & Semiconductor Equipment - 1.7%
Axcelis Technologies Inc (a)	33,000	6,251,850
First Solar Inc (a)	30,200	7,125,992
ON Semiconductor Corp (a)	72,300	6,835,242
		20,213,084
Software - 0.7%
Gen Digital Inc	349,600	8,701,544
Technology Hardware, Storage & Peripherals - 2.2%
Western Digital Corp	41,400	26,443,008
TOTAL INFORMATION TECHNOLOGY		90,718,913
Materials - 3.6%
Chemicals - 1.9%
Corteva Inc	121,600	10,298,304
Mosaic Co/The	180,700	3,829,033
Scotts Miracle-Gro Co/The	134,000	9,126,740
		23,254,077
Construction Materials - 0.8%
Eagle Materials Inc	7,223	1,625,174
James Hardie Industries PLC (a)	319,900	8,374,982
		10,000,156
Containers & Packaging - 0.9%
Silgan Holdings Inc	129,500	6,007,505
Sonoco Products Co	77,965	4,393,328
		10,400,833
TOTAL MATERIALS		43,655,066
Real Estate - 4.8%
Health Care REITs - 1.1%
Welltower Inc	60,300	13,686,291
Real Estate Management & Development - 1.0%
Compass Inc Class A (a)	194,066	2,392,834
Jones Lang LaSalle Inc (a)	32,300	10,011,385
		12,404,219
Retail REITs - 0.8%
Macerich Co/The	399,300	10,058,367
Specialized REITs - 1.9%
Equinix Inc	8,700	9,068,793
Iron Mountain Inc	99,600	12,580,476
		21,649,269
TOTAL REAL ESTATE		57,798,146
Utilities - 5.8%
Electric Utilities - 3.8%
Constellation Energy Corp	25,233	6,267,120
Eversource Energy	29,805	2,154,007
NRG Energy Inc	66,200	9,669,172
PG&E Corp	745,600	12,540,992
Xcel Energy Inc	179,600	14,421,881
		45,053,172
Gas Utilities - 0.8%
UGI Corp	264,975	9,152,237
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	48,200	7,645,965
Multi-Utilities - 0.7%
Sempra	86,000	7,973,060
TOTAL UTILITIES		69,824,434
TOTAL UNITED STATES		1,105,580,435
TOTAL COMMON STOCKS (Cost $1,021,864,283)		1,210,609,296

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	17,060,405	17,063,817
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	28,025,500	28,028,302
TOTAL MONEY MARKET FUNDS (Cost $45,091,591)			45,092,119

TOTAL INVESTMENT IN SECURITIES - 104.6% (Cost $1,066,955,874)	1,255,701,415
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(55,403,194)
NET ASSETS - 100.0%	1,200,298,221

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,239,951 or 0.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,239,951 or 0.4% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,477,179	201,934,925	186,348,944	193,393	74	583	17,063,817	17,060,405	0.0%
Fidelity Securities Lending Cash Central Fund	39,836,735	133,030,846	144,839,279	94,440	-	-	28,028,302	28,025,500	0.1%
Total	41,313,914	334,965,771	331,188,223	287,833	74	583	45,092,119

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	18,416,733	15,615,508	2,801,225	-
Consumer Discretionary	129,706,396	129,706,396	-	-
Consumer Staples	45,118,706	45,118,706	-	-
Energy	89,320,461	75,861,066	13,459,395	-
Financials	214,659,466	210,519,036	4,140,430	-
Health Care	156,002,875	156,002,875	-	-
Industrials	287,281,904	287,281,904	-	-
Information Technology	93,513,705	93,513,705	-	-
Materials	48,966,470	48,966,470	-	-
Real Estate	57,798,146	57,798,146	-	-
Utilities	69,824,434	69,824,434	-	-

Money Market Funds	45,092,119	45,092,119	-	-
Total Investments in Securities:	1,255,701,415	1,235,300,365	20,401,050	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $58,383,103) - See accompanying schedule:
Unaffiliated issuers (cost $1,021,864,283)	$1,210,609,296
Fidelity Central Funds (cost $45,091,591)	45,092,119

Total Investment in Securities (cost $1,066,955,874)		$1,255,701,415
Cash		1,722,099
Foreign currency held at value (cost $37,393)		37,393
Receivable for investments sold		5,548,393
Receivable for fund shares sold		126,825
Dividends receivable		915,872
Distributions receivable from Fidelity Central Funds		91,923
Total assets		1,264,143,920
Liabilities
Payable for investments purchased	$18,743,637
Payable for fund shares redeemed	16,327,345
Accrued management fee	601,159
Distribution and service plan fees payable	102,325
Other payables and accrued expenses	42,789
Collateral on securities loaned	28,028,444
Total liabilities		63,845,699
Net Assets		$1,200,298,221
Net Assets consist of:
Paid in capital		$792,634,192
Total accumulated earnings (loss)		407,664,029
Net Assets		$1,200,298,221

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($174,437,252 ÷ 8,708,955 shares)		$20.03
Service Class :
Net Asset Value, offering price and redemption price per share ($38,080,086 ÷ 1,910,736 shares)		$19.93
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($476,729,476 ÷ 23,479,325 shares)		$20.30
Investor Class :
Net Asset Value, offering price and redemption price per share ($511,051,407 ÷ 25,833,470 shares)		$19.78
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$8,004,287
Income from Fidelity Central Funds (including $94,440 from security lending)		287,833
Security lending		12,850
Total income		8,304,970
Expenses
Management fee	$3,335,641
Distribution and service plan fees	570,236
Custodian fees and expenses	18,247
Independent trustees' fees and expenses	1,174
Audit fees	32,416
Legal	2,229
Miscellaneous	1,690
Total expenses		3,961,633
Net Investment income (loss)		4,343,337
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	216,863,551
Fidelity Central Funds	74
Foreign currency transactions	(19,602)
Total net realized gain (loss)		216,844,023
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	25,413,755
Fidelity Central Funds	583
Assets and liabilities in foreign currencies	(2,742)
Total change in net unrealized appreciation (depreciation)		25,411,596
Net gain (loss)		242,255,619
Net increase (decrease) in net assets resulting from operations		$246,598,956
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,343,337	$7,821,460
Net realized gain (loss)	216,844,023	20,217,997
Change in net unrealized appreciation (depreciation)	25,411,596	37,851,137
Net increase (decrease) in net assets resulting from operations	246,598,956	65,890,594
Distributions to shareholders	-	(45,208,189)

Share transactions - net increase (decrease)	3,182,894	(8,548,335)
Total increase (decrease) in net assets	249,781,850	12,134,070

Net Assets
Beginning of period	950,516,371	938,382,301
End of period	$1,200,298,221	$950,516,371

Financial Highlights
VIP Value Strategies Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.93	$15.51	$16.55	$14.38	$16.40	$13.55
Income from Investment Operations
Net investment income (loss) A,B	.08	.15	.18	.17	.16	.24 C
Net realized and unrealized gain (loss)	4.02	1.07	1.46	2.80	(1.29)	4.26
Total from investment operations	4.10	1.22	1.64	2.97	(1.13)	4.50
Distributions from net investment income	-	(.17)	(.18)	(.19)	(.16) D	(.26)
Distributions from net realized gain	-	(.63)	(2.50)	(.61)	(.73) D	(1.39)
Total distributions	-	(.80)	(2.68)	(.80)	(.89)	(1.65)
Net asset value, end of period	$20.03	$15.93	$15.51	$16.55	$14.38	$16.40
Total Return E,F,G	25.74%	7.99%	9.40%	20.85%	(7.03)%	33.60%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.59% J	.59%	.60%	.64%	.64%	.64%
Expenses net of fee waivers, if any	.59 % J	.59%	.60%	.63%	.63%	.63%
Expenses net of all reductions, if any	.59% J	.59%	.60%	.63%	.63%	.63%
Net investment income (loss)	.93% J	1.01%	1.03%	1.12%	1.02%	1.47% C
Supplemental Data
Net assets, end of period (000 omitted)	$174,437	$124,155	$109,983	$101,102	$92,162	$125,050
Portfolio turnover rate K	164 % J	62%	66%	57%	59%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.09%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Strategies Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.86	$15.43	$16.48	$14.32	$16.35	$13.51
Income from Investment Operations
Net investment income (loss) A,B	.07	.14	.16	.16	.14	.22 C
Net realized and unrealized gain (loss)	4.00	1.07	1.46	2.79	(1.29)	4.25
Total from investment operations	4.07	1.21	1.62	2.95	(1.15)	4.47
Distributions from net investment income	-	(.15)	(.17)	(.17)	(.15) D	(.24)
Distributions from net realized gain	-	(.63)	(2.50)	(.61)	(.73) D	(1.39)
Total distributions	-	(.78)	(2.67)	(.79) E	(.88)	(1.63)
Net asset value, end of period	$19.93	$15.86	$15.43	$16.48	$14.32	$16.35
Total Return F,G,H	25.66%	7.91%	9.27%	20.77%	(7.19)%	33.48%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.69% K	.69%	.70%	.74%	.74%	.73%
Expenses net of fee waivers, if any	.69 % K	.69%	.70%	.73%	.73%	.73%
Expenses net of all reductions, if any	.69% K	.69%	.70%	.73%	.73%	.73%
Net investment income (loss)	.83% K	.91%	.93%	1.02%	.92%	1.37% C
Supplemental Data
Net assets, end of period (000 omitted)	$38,080	$30,677	$32,922	$31,303	$24,199	$27,216
Portfolio turnover rate L	164 % K	62%	66%	57%	59%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .99%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Strategies Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.17	$15.73	$16.75	$14.54	$16.59	$13.68
Income from Investment Operations
Net investment income (loss) A,B	.06	.12	.13	.13	.12	.20 C
Net realized and unrealized gain (loss)	4.07	1.08	1.49	2.84	(1.31)	4.31
Total from investment operations	4.13	1.20	1.62	2.97	(1.19)	4.51
Distributions from net investment income	-	(.13)	(.14)	(.15)	(.13) D	(.21)
Distributions from net realized gain	-	(.63)	(2.50)	(.61)	(.73) D	(1.39)
Total distributions	-	(.76)	(2.64)	(.76)	(.86)	(1.60)
Net asset value, end of period	$20.30	$16.17	$15.73	$16.75	$14.54	$16.59
Total Return E,F,G	25.54%	7.70%	9.16%	20.61%	(7.35)%	33.34%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.84% J	.84%	.85%	.89%	.89%	.88%
Expenses net of fee waivers, if any	.84 % J	.84%	.85%	.88%	.88%	.88%
Expenses net of all reductions, if any	.84% J	.84%	.85%	.88%	.88%	.88%
Net investment income (loss)	.68% J	.76%	.78%	.87%	.77%	1.22% C
Supplemental Data
Net assets, end of period (000 omitted)	$476,729	$391,647	$372,033	$340,221	$309,683	$315,104
Portfolio turnover rate K	164 % J	62%	66%	57%	59%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .84%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Strategies Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.74	$15.33	$16.38	$14.24	$16.25	$13.44
Income from Investment Operations
Net investment income (loss) A,B	.08	.14	.16	.16	.14	.23 C
Net realized and unrealized gain (loss)	3.96	1.05	1.46	2.77	(1.27)	4.22
Total from investment operations	4.04	1.19	1.62	2.93	(1.13)	4.45
Distributions from net investment income	-	(.16)	(.17)	(.17)	(.15) D	(.24)
Distributions from net realized gain	-	(.63)	(2.50)	(.61)	(.73) D	(1.39)
Total distributions	-	(.78) E	(2.67)	(.79) E	(.88)	(1.64) E
Net asset value, end of period	$19.78	$15.74	$15.33	$16.38	$14.24	$16.25
Total Return F,G,H	25.67%	7.89%	9.37%	20.75%	(7.11)%	33.48%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.66% K	.66%	.67%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.66 % K	.66%	.66%	.71%	.71%	.71%
Expenses net of all reductions, if any	.66% K	.66%	.66%	.71%	.71%	.71%
Net investment income (loss)	.86% K	.94%	.96%	1.05%	.95%	1.39% C
Supplemental Data
Net assets, end of period (000 omitted)	$511,051	$404,038	$423,444	$228,494	$221,074	$282,755
Portfolio turnover rate L	164 % K	62%	66%	57%	59%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Value Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$226,139,831
Gross unrealized depreciation	(39,040,523)
Net unrealized appreciation (depreciation)	$187,099,308
Tax cost	$1,068,602,107

The Fund elected to defer to its next fiscal year approximately $496,668 of capital losses recognized during the period November 1, 2025 to December 31, 2026.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Value Strategies Portfolio	924,662,498	887,276,721
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.65

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.65

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$17,370
Service Class 2	552,866
$570,236

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Value Strategies Portfolio	21,486

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Value Strategies Portfolio	82,404,866	109,628,912	34,429,346
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Value Strategies Portfolio	626
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Value Strategies Portfolio	11,732	1,387	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Value Strategies Portfolio	32,189,269
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Value Strategies Portfolio
Distributions to shareholders
Initial Class	$ -	$5,905,284
Service Class	-	1,543,219
Service Class 2	-	17,353,077
Investor Class	-	20,406,609
Total	$ -	$45,208,189
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Value Strategies Portfolio
Initial Class
Shares sold	2,155,405	2,257,622	$38,219,525	$34,289,314
Reinvestment of distributions	-	373,106	-	5,905,284
Shares redeemed	(1,240,926)	(1,926,864)	(22,635,305)	(29,298,472)
Net increase (decrease)	914,479	703,864	$15,584,220	$10,896,126
Service Class
Shares sold	148,357	219,472	$2,662,220	$3,237,107
Reinvestment of distributions	-	98,236	-	1,543,219
Shares redeemed	(172,225)	(516,141)	(3,078,843)	(7,816,425)
Net increase (decrease)	(23,868)	(198,433)	$(416,623)	$(3,036,099)
Service Class 2
Shares sold	2,070,602	3,288,413	$38,236,018	$51,104,491
Reinvestment of distributions	-	1,083,531	-	17,353,077
Shares redeemed	(2,816,042)	(3,802,237)	(52,707,219)	(57,702,167)
Net increase (decrease)	(745,440)	569,707	$(14,471,201)	$10,755,401
Investor Class
Shares sold	2,633,036	2,010,098	$46,360,053	$29,779,464
Reinvestment of distributions	-	1,308,699	-	20,406,608
Shares redeemed	(2,472,975)	(5,269,783)	(43,873,555)	(77,349,835)
Net increase (decrease)	160,061	(1,950,986)	$2,486,498	$(27,163,763)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Value Strategies Portfolio.	24	3	44

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

VIP FundsManager 60% Portfolio
VIP Value Strategies Portfolio	10%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Value Strategies Portfolio	29
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Value Strategies Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.774744.124
VIPVS-SANN-0826
Fidelity® Variable Insurance Products:

VIP Mid Cap Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Mid Cap Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BELGIUM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	210,400	62,985,596
BRAZIL - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Wheaton Precious Metals Corp	479,500	53,939,313
CANADA - 2.1%
Consumer Discretionary - 0.8%
Specialty Retail - 0.8%
Aritzia Inc Subordinate Voting Shares (a)	685,000	75,534,744
Industrials - 1.3%
Commercial Services & Supplies - 1.3%
RB Global Inc (United States) (b)	1,026,200	119,500,990
Materials - 0.0%
Metals & Mining - 0.0%
Almonty Industries Inc (United States) (a)	553,300	9,162,648
TOTAL CANADA		204,198,382
CHINA - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
WuXi XDC Cayman Inc (a)	1,265,000	9,201,789
FRANCE - 0.3%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Sartorius Stedim Biotech	127,700	26,497,260
GERMANY - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (a)	118,800	11,054,340
JAPAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Allegro MicroSystems Inc (a)	834,212	58,077,839
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (a)	22,100	20,503,717
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Silicon Motion Technology Corp ADR	406,818	135,604,644
UNITED KINGDOM - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	527,200	34,953,360
UNITED STATES - 93.3%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.2%
Lumen Technologies Inc (a)	2,303,200	17,688,576
Entertainment - 0.8%
Live Nation Entertainment Inc (a)	228,894	41,912,780
Roku Inc Class A (a)	263,100	36,344,634
		78,257,414
Media - 0.2%
EchoStar Corp Class A (a)(b)	171,400	17,397,099
TOTAL COMMUNICATION SERVICES		113,343,089
Consumer Discretionary - 8.8%
Broadline Retail - 0.3%
Ollie's Bargain Outlet Holdings Inc (a)	398,900	30,667,432
Distributors - 0.3%
Pool Corp	122,900	26,411,210
Diversified Consumer Services - 0.9%
Service Corp International/US	1,171,300	88,971,948
Hotels, Restaurants & Leisure - 4.0%
Aramark	1,096,858	62,411,220
BJ's Restaurants Inc (a)(b)	339,000	20,589,165
Cava Group Inc (a)	211,900	16,629,912
Churchill Downs Inc	572,104	51,283,403
Dutch Bros Inc Class A (a)	1,008,800	72,441,928
Hilton Grand Vacations Inc (a)(b)	952,000	49,856,240
Texas Roadhouse Inc	193,100	37,312,713
Viking Holdings Ltd (a)	441,990	46,263,093
Wynn Resorts Ltd	219,000	21,262,710
		378,050,384
Household Durables - 1.1%
Somnigroup International Inc (b)	1,353,500	106,114,400
Leisure Products - 0.7%
YETI Holdings Inc (a)	1,399,500	69,359,220
Specialty Retail - 1.5%
Chewy Inc Class A (a)(b)	2,051,300	40,308,045
Dick's Sporting Goods Inc	249,236	56,529,217
Warby Parker Inc Class A (a)	255,557	7,753,599
Williams-Sonoma Inc	156,246	36,420,943
		141,011,804
TOTAL CONSUMER DISCRETIONARY		840,586,398
Consumer Staples - 4.5%
Consumer Staples Distribution & Retail - 4.2%
BJ's Wholesale Club Holdings Inc (a)	856,399	74,695,121
Dollar Tree Inc (a)	217,100	26,258,245
Performance Food Group Co (a)	1,068,100	119,402,899
Sprouts Farmers Market Inc (a)	544,100	46,019,978
US Foods Holding Corp (a)	1,315,740	134,534,415
		400,910,658
Food Products - 0.3%
Westrock Coffee Co (a)(b)	3,241,542	26,288,905
TOTAL CONSUMER STAPLES		427,199,563
Energy - 4.3%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	485,648	26,953,464
Kodiak Gas Services Inc	416,900	31,321,697
		58,275,161
Oil, Gas & Consumable Fuels - 3.7%
Antero Resources Corp (a)	2,338,925	82,189,825
Chord Energy Corp	368,700	42,142,410
HF Sinclair Corp	255,700	17,809,505
Ovintiv Inc	2,077,000	109,354,050
Permian Resources Holdings Inc/DE Class A	5,589,100	102,895,331
		354,391,121
TOTAL ENERGY		412,666,282
Financials - 15.0%
Banks - 7.3%
Bancorp Inc/The (a)(b)	858,022	53,746,498
Coastal Financial Corp/WA Class A (a)	286,300	22,191,113
Community Financial System Inc	336,700	22,599,304
East West Bancorp Inc	1,034,817	133,584,527
First Citizens BancShares Inc/NC Class A (b)	26,800	55,765,172
Hancock Whitney Corp	516,900	38,622,768
Huntington Bancshares Inc/OH	2,071,100	36,720,603
KeyCorp	1,985,500	45,765,775
Old National Bancorp/IN	3,491,000	90,416,900
Pinnacle Financial Partners Inc	602,000	60,729,760
Western Alliance Bancorp	263,400	21,651,479
Wintrust Financial Corp	681,841	109,585,486
		691,379,385
Capital Markets - 1.8%
Evercore Inc Class A	130,800	44,660,352
Northern Trust Corp	142,055	24,694,841
Raymond James Financial Inc	260,797	39,648,968
Stifel Financial Corp	509,650	35,558,281
WisdomTree Inc (b)	1,586,800	26,880,392
		171,442,834
Financial Services - 2.4%
Affirm Holdings Inc Class A (a)	557,700	45,480,435
Corpay Inc (a)	62,200	20,729,394
Equitable Holdings Inc	1,947,300	85,447,524
Remitly Global Inc (a)	1,638,900	36,727,749
Toast Inc Class A (a)	1,460,800	40,639,456
		229,024,558
Insurance - 3.5%
Fidelity National Financial Inc	427,500	20,160,900
First American Financial Corp	699,000	47,944,410
Globe Life Inc	205,700	36,754,476
Primerica Inc	245,447	69,756,037
Reinsurance Group of America Inc	281,878	59,941,357
Unum Group	1,132,100	101,209,740
		335,766,920
TOTAL FINANCIALS		1,427,613,697
Health Care - 8.7%
Biotechnology - 2.8%
Caris Life Sciences Inc (a)	2,529,349	45,072,999
Disc Medicine Inc (a)	208,900	15,278,946
Krystal Biotech Inc (a)	50,884	18,912,056
Legend Biotech Corp ADR (a)	695,600	20,088,928
Mirum Pharmaceuticals Inc (a)	99,900	11,695,293
Moderna Inc (a)	362,900	25,413,887
Natera Inc (a)	65,100	17,671,395
Praxis Precision Medicines Inc (a)	56,500	18,915,635
Revolution Medicines Inc (a)	184,200	34,496,976
United Therapeutics Corp (a)	65,400	35,435,682
Veracyte Inc (a)	491,600	28,871,668
		271,853,465
Health Care Equipment & Supplies - 0.6%
Insulet Corp (a)	189,300	28,820,925
TransMedics Group Inc (a)(b)	383,700	25,485,354
		54,306,279
Health Care Providers & Services - 0.2%
Tenet Healthcare Corp (a)	110,862	20,740,063
Life Sciences Tools & Services - 2.1%
10X Genomics Inc Class A (a)	1,321,800	50,677,812
Bio-Techne Corp	176,300	12,455,595
Charles River Laboratories International Inc (a)	227,579	51,612,641
Repligen Corp (a)	323,400	44,124,696
West Pharmaceutical Services Inc	112,500	40,387,500
		199,258,244
Pharmaceuticals - 3.0%
Axsome Therapeutics Inc (a)	46,900	11,479,713
Corcept Therapeutics Inc (a)	428,200	37,231,990
Crinetics Pharmaceuticals Inc (a)	389,200	14,563,864
Elanco Animal Health Inc (a)(b)	4,198,400	103,322,625
Jazz Pharmaceuticals PLC (a)	160,500	38,675,685
Royalty Pharma PLC Class A	443,000	24,839,010
Trevi Therapeutics Inc (a)	764,700	14,261,655
Viatris Inc	2,691,300	42,737,844
		287,112,386
TOTAL HEALTH CARE		833,270,437
Industrials - 21.0%
Aerospace & Defense - 3.8%
ATI Inc (a)	602,900	118,831,590
Axon Enterprise Inc (a)	124,654	69,882,279
Carpenter Technology Corp	48,000	29,608,320
Textron Inc	538,900	49,433,297
Woodward Inc	215,400	91,639,776
		359,395,262
Building Products - 0.8%
Simpson Manufacturing Co Inc	384,900	80,578,815
Construction & Engineering - 4.5%
API Group Corp (a)	544,300	23,051,105
Comfort Systems USA Inc	61,900	122,682,705
Construction Partners Inc Class A (a)	409,300	48,612,561
EMCOR Group Inc	27,100	22,489,748
Granite Construction Inc	344,600	54,474,368
MasTec Inc (a)	211,500	87,996,690
Sterling Infrastructure Inc (a)	83,400	70,002,624
		429,309,801
Electrical Equipment - 2.5%
Acuity Inc	230,323	86,753,461
AMETEK Inc	95,126	23,014,784
Nextpower Inc Class A (a)	191,100	22,767,654
nVent Electric PLC	647,300	109,788,554
		242,324,453
Ground Transportation - 1.5%
Knight-Swift Transportation Holdings Inc	819,500	63,814,465
XPO Inc (a)	406,300	83,409,327
		147,223,792
Machinery - 5.3%
Allison Transmission Holdings Inc	191,800	21,623,531
CECO Environmental Corp (a)	1,155,300	104,831,922
Crane Co	321,436	71,702,729
Ingersoll Rand Inc	571,920	46,891,721
ITT Inc	677,209	133,924,852
Mueller Industries Inc	289,600	35,600,528
Westinghouse Air Brake Technologies Corp	286,400	77,213,440
		491,788,723
Marine Transportation - 0.3%
Kirby Corp (a)	208,300	28,322,551
Passenger Airlines - 0.2%
Alaska Air Group Inc (a)(b)	294,400	15,367,680
Professional Services - 1.6%
FTI Consulting Inc (a)	304,200	45,328,842
KBR Inc	1,038,100	35,845,593
TransUnion	1,031,100	74,383,554
		155,557,989
Trading Companies & Distributors - 0.5%
Herc Holdings Inc	226,700	32,495,178
Watsco Inc	41,700	17,377,641
		49,872,819
TOTAL INDUSTRIALS		1,999,741,885
Information Technology - 18.2%
Communications Equipment - 2.7%
Digi International Inc (a)	1,536,201	115,138,265
Lumentum Holdings Inc (a)	121,900	104,597,514
Viavi Solutions Inc (a)	697,700	33,315,175
		253,050,954
Electronic Equipment, Instruments & Components - 3.9%
Advanced Energy Industries Inc	63,400	23,639,958
Belden Inc	305,800	36,668,478
Coherent Corp (a)	270,500	106,704,135
Flex Ltd (a)	724,600	117,435,922
OSI Systems Inc (a)	146,293	31,994,279
Sanmina Corp (a)	125,500	31,761,540
TD SYNNEX Corp	83,300	22,269,422
		370,473,734
IT Services - 3.7%
DigitalOcean Holdings Inc (a)(b)	650,400	102,132,312
Okta Inc Class A (a)	681,469	92,986,445
Twilio Inc Class A (a)	744,000	153,509,520
		348,628,277
Semiconductors & Semiconductor Equipment - 7.1%
Axcelis Technologies Inc (a)	157,000	29,743,650
First Solar Inc (a)	113,900	26,875,844
Impinj Inc (a)	98,300	14,079,509
MACOM Technology Solutions Holdings Inc (a)	304,400	115,784,628
MKS Inc	384,500	171,025,600
Onto Innovation Inc (a)	283,000	107,101,350
Rambus Inc (a)	784,100	104,081,434
Veeco Instruments Inc (a)(b)	1,436,420	108,880,636
		677,572,651
Software - 0.0%
Circle Internet Group Inc Class A (a)(b)	70,400	4,409,152
Technology Hardware, Storage & Peripherals - 0.8%
Western Digital Corp	130,600	83,416,832
TOTAL INFORMATION TECHNOLOGY		1,737,551,600
Materials - 2.8%
Chemicals - 1.2%
Element Solutions Inc	1,877,905	89,669,964
HB Fuller Co	397,200	23,152,788
		112,822,752
Construction Materials - 0.3%
Martin Marietta Materials Inc	51,937	29,952,068
Containers & Packaging - 1.3%
AptarGroup Inc	551,200	69,010,240
Ball Corp	542,300	33,839,520
Smurfit Westrock PLC	418,400	19,355,184
		122,204,944
TOTAL MATERIALS		264,979,764
Real Estate - 5.4%
Health Care REITs - 1.0%
Ventas Inc	1,023,337	90,872,326
Industrial REITs - 0.7%
Terreno Realty Corp	1,086,700	70,385,559
Real Estate Management & Development - 0.8%
Jones Lang LaSalle Inc (a)	247,300	76,650,635
Residential REITs - 0.8%
Invitation Homes Inc	1,328,872	40,145,223
Sun Communities Inc	294,200	35,277,522
		75,422,745
Retail REITs - 1.8%
Acadia Realty Trust	2,769,700	57,914,427
Macerich Co/The	3,539,400	89,157,486
Urban Edge Properties	916,800	20,976,384
		168,048,297
Specialized REITs - 0.3%
Extra Space Storage Inc	232,000	33,709,600
TOTAL REAL ESTATE		515,089,162
Utilities - 3.4%
Electric Utilities - 0.9%
Evergy Inc	703,700	60,820,791
NRG Energy Inc	162,600	23,749,356
		84,570,147
Gas Utilities - 1.0%
ONE Gas Inc	224,800	17,325,336
Southwest Gas Holdings Inc	899,900	79,803,132
		97,128,468
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	316,200	50,158,806
Multi-Utilities - 1.0%
CenterPoint Energy Inc	1,132,400	49,870,896
Northwestern Energy Group Inc	659,700	47,247,714
		97,118,610
TOTAL UTILITIES		328,976,031
TOTAL UNITED STATES		8,901,017,908
TOTAL COMMON STOCKS (Cost $6,297,675,160)		9,518,034,148

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series H (c)(d) (Cost $6,357,439)	92,200	6,357,189

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	28,455,373	28,461,064
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	132,604,275	132,617,536
TOTAL MONEY MARKET FUNDS (Cost $161,078,599)			161,078,600

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $6,465,111,198)	9,685,469,937
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(143,802,678)
NET ASSETS - 100.0%	9,541,667,259

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,357,189 or 0.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Series H	5/12/2026	6,357,439

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,633,096	1,191,929,300	1,186,103,161	1,380,867	(294)	2,123	28,461,064	28,455,373	0.0%
Fidelity Securities Lending Cash Central Fund	168,300,097	658,625,450	694,308,011	101,072	(1,138)	1,138	132,617,536	132,604,275	0.3%
Total	190,933,193	1,850,554,750	1,880,411,172	1,481,939	(1,432)	3,261	161,078,600

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	113,343,089	113,343,089	-	-
Consumer Discretionary	916,121,142	916,121,142	-	-
Consumer Staples	427,199,563	427,199,563	-	-
Energy	447,619,642	447,619,642	-	-
Financials	1,427,613,697	1,427,613,697	-	-
Health Care	963,513,139	963,513,139	-	-
Industrials	2,119,242,875	2,119,242,875	-	-
Information Technology	1,931,234,083	1,931,234,083	-	-
Materials	328,081,725	328,081,725	-	-
Real Estate	515,089,162	515,089,162	-	-
Utilities	328,976,031	328,976,031	-	-

Convertible Preferred Stocks
Industrials	6,357,189	-	-	6,357,189

Money Market Funds	161,078,600	161,078,600	-	-
Total Investments in Securities:	9,685,469,937	9,679,112,748	-	6,357,189
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $353,649,046) - See accompanying schedule:
Unaffiliated issuers (cost $6,304,032,599)	$9,524,391,337
Fidelity Central Funds (cost $161,078,599)	161,078,600

Total Investment in Securities (cost $6,465,111,198)		$9,685,469,937
Cash		179,131
Foreign currency held at value (cost $44,373)		43,477
Receivable for investments sold		1,262,678
Receivable for fund shares sold		1,123,212
Dividends receivable		4,004,238
Distributions receivable from Fidelity Central Funds		72,598
Other receivables		177,699
Total assets		9,692,332,970
Liabilities
Payable for investments purchased	$640,173
Payable for fund shares redeemed	12,025,089
Accrued management fee	4,170,735
Distribution and service plan fees payable	1,178,018
Other payables and accrued expenses	35,174
Collateral on securities loaned	132,616,522
Total liabilities		150,665,711
Net Assets		$9,541,667,259
Net Assets consist of:
Paid in capital		$5,252,095,474
Total accumulated earnings (loss)		4,289,571,785
Net Assets		$9,541,667,259

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($2,091,489,531 ÷ 43,600,509 shares)		$47.97
Service Class :
Net Asset Value, offering price and redemption price per share ($966,187,480 ÷ 20,551,823 shares)		$47.01
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($5,466,002,228 ÷ 121,739,777 shares)		$44.90
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,017,988,020 ÷ 21,497,410 shares)		$47.35
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$37,064,030
Income from Fidelity Central Funds (including $101,072 from security lending)		1,481,939
Security lending		43,079
Total income		38,589,048
Expenses
Management fee	$23,367,606
Distribution and service plan fees	6,614,489
Custodian fees and expenses	35,190
Independent trustees' fees and expenses	9,383
Audit fees	29,230
Legal	9,114
Interest	17,627
Miscellaneous	14,222
Total expenses before reductions	30,096,861
Expense reductions	(134)
Total expenses after reductions		30,096,727
Net Investment income (loss)		8,492,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,078,216,739
Fidelity Central Funds	(1,432)
Foreign currency transactions	(25,648)
Total net realized gain (loss)		1,078,189,659
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,092,028,437
Fidelity Central Funds	3,261
Assets and liabilities in foreign currencies	(17,231)
Total change in net unrealized appreciation (depreciation)		1,092,014,467
Net gain (loss)		2,170,204,126
Net increase (decrease) in net assets resulting from operations		$2,178,696,447
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,492,321	$23,020,286
Net realized gain (loss)	1,078,189,659	560,356,713
Change in net unrealized appreciation (depreciation)	1,092,014,467	239,265,602
Net increase (decrease) in net assets resulting from operations	2,178,696,447	822,642,601
Distributions to shareholders	(61,644,502)	(888,374,797)

Share transactions - net increase (decrease)	(407,751,806)	408,150,580
Total increase (decrease) in net assets	1,709,300,139	342,418,384

Net Assets
Beginning of period	7,832,367,120	7,489,948,736
End of period	$9,541,667,259	$7,832,367,120

Financial Highlights
VIP Mid Cap Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.51	$37.56	$36.44	$32.72	$41.17	$38.72
Income from Investment Operations
Net investment income (loss) A,B	.08	.17	.22	.21	.21	.23
Net realized and unrealized gain (loss)	10.67	4.18	6.33	4.69	(6.16)	9.57
Total from investment operations	10.75	4.35	6.55	4.90	(5.95)	9.80
Distributions from net investment income	-	(.16)	(.22)	(.21)	(.17) C	(.28)
Distributions from net realized gain	(.29)	(4.24)	(5.21)	(.97)	(2.33) C	(7.07)
Total distributions	(.29)	(4.40)	(5.43)	(1.18)	(2.50)	(7.35)
Net asset value, end of period	$47.97	$37.51	$37.56	$36.44	$32.72	$41.17
Total Return D,E,F	28.78%	11.75%	17.49%	15.08%	(14.74)%	25.60%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.54% I	.55%	.57%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.54 % I	.55%	.57%	.60%	.60%	.60%
Expenses net of all reductions, if any	.54% I	.55%	.57%	.60%	.60%	.60%
Net investment income (loss)	.36% I	.47%	.55%	.60%	.60%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$2,091,490	$1,691,804	$1,633,099	$1,544,004	$1,455,364	$1,810,651
Portfolio turnover rate J	70 % I	61%	52%	41%	31%	37% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Mid Cap Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$36.79	$36.92	$35.91	$32.25	$40.63	$38.28
Income from Investment Operations
Net investment income (loss) A,B	.05	.13	.18	.17	.17	.18
Net realized and unrealized gain (loss)	10.46	4.11	6.23	4.64	(6.09)	9.47
Total from investment operations	10.51	4.24	6.41	4.81	(5.92)	9.65
Distributions from net investment income	-	(.14)	(.19)	(.18)	(.13) C	(.23)
Distributions from net realized gain	(.29)	(4.24)	(5.21)	(.97)	(2.33) C	(7.07)
Total distributions	(.29)	(4.37) D	(5.40)	(1.15)	(2.46)	(7.30)
Net asset value, end of period	$47.01	$36.79	$36.92	$35.91	$32.25	$40.63
Total Return E,F,G	28.69%	11.66%	17.35%	15.00%	(14.85)%	25.51%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.64% J	.65%	.68%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.64 % J	.65%	.67%	.70%	.70%	.70%
Expenses net of all reductions, if any	.64% J	.65%	.67%	.70%	.70%	.70%
Net investment income (loss)	.26% J	.38%	.45%	.50%	.50%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$966,187	$798,808	$724,659	$658,165	$586,964	$726,039
Portfolio turnover rate K	70 % J	61%	52%	41%	31%	37% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Mid Cap Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$35.17	$35.48	$34.69	$31.20	$39.39	$37.29
Income from Investment Operations
Net investment income (loss) A,B	.02	.08	.12	.11	.12	.11
Net realized and unrealized gain (loss)	10.00	3.93	6.01	4.48	(5.90)	9.22
Total from investment operations	10.02	4.01	6.13	4.59	(5.78)	9.33
Distributions from net investment income	-	(.09)	(.14)	(.13)	(.08) C	(.16)
Distributions from net realized gain	(.29)	(4.24)	(5.21)	(.97)	(2.33) C	(7.07)
Total distributions	(.29)	(4.32) D	(5.34) D	(1.10)	(2.41)	(7.23)
Net asset value, end of period	$44.90	$35.17	$35.48	$34.69	$31.20	$39.39
Total Return E,F,G	28.62%	11.49%	17.18%	14.80%	(14.97)%	25.31%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.79% J	.80%	.82%	.86%	.86%	.86%
Expenses net of fee waivers, if any	.79 % J	.80%	.82%	.85%	.85%	.85%
Expenses net of all reductions, if any	.79% J	.80%	.82%	.85%	.85%	.85%
Net investment income (loss)	.11% J	.23%	.30%	.35%	.35%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$5,466,002	$4,556,437	$4,382,720	$4,101,183	$3,776,819	$4,970,428
Portfolio turnover rate K	70 % J	61%	52%	41%	31%	37% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Mid Cap Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.05	$37.15	$36.10	$32.42	$40.83	$38.44
Income from Investment Operations
Net investment income (loss) A,B	.06	.15	.19	.18	.18	.20
Net realized and unrealized gain (loss)	10.53	4.12	6.27	4.65	(6.12)	9.51
Total from investment operations	10.59	4.27	6.46	4.83	(5.94)	9.71
Distributions from net investment income	-	(.14)	(.20)	(.19)	(.14) C	(.24)
Distributions from net realized gain	(.29)	(4.24)	(5.21)	(.97)	(2.33) C	(7.07)
Total distributions	(.29)	(4.37) D	(5.41)	(1.15) D	(2.47)	(7.32) D
Net asset value, end of period	$47.35	$37.05	$37.15	$36.10	$32.42	$40.83
Total Return E,F,G	28.70%	11.68%	17.40%	15.01%	(14.83)%	25.54%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.61% J	.63%	.65%	.68%	.68%	.68%
Expenses net of fee waivers, if any	.61 % J	.63%	.65%	.68%	.68%	.68%
Expenses net of all reductions, if any	.61% J	.63%	.65%	.68%	.68%	.68%
Net investment income (loss)	.29% J	.40%	.48%	.52%	.52%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$1,017,988	$785,319	$749,471	$651,850	$634,220	$739,633
Portfolio turnover rate K	70 % J	61%	52%	41%	31%	37% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,444,510,495
Gross unrealized depreciation	(235,610,840)
Net unrealized appreciation (depreciation)	$3,208,899,655
Tax cost	$6,476,570,282

The Fund elected to defer to its next fiscal year approximately $58,402 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Mid Cap Portfolio	2,955,270,936	3,412,513,741
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.57
Service Class	.57
Service Class 2.57
Investor Class	.65

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.54
Service Class	.54
Service Class 2.54
Investor Class	.61

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$432,977
Service Class 2	6,181,512
$6,614,489

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Mid Cap Portfolio	48,380

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Mid Cap Portfolio	Borrower	23,437,143	3.87%	17,627

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Mid Cap Portfolio	149,955,103	201,541,997	59,143,515
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Mid Cap Portfolio	5,026
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Mid Cap Portfolio	15,184	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Mid Cap Portfolio	217,425,404
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $134.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Mid Cap Portfolio
Distributions to shareholders
Initial Class	$12,813,051	$187,284,572
Service Class	6,124,789	87,513,938
Service Class 2	36,641,543	526,299,042
Investor Class	6,065,119	87,277,245
Total	$61,644,502	$888,374,797
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Mid Cap Portfolio
Initial Class
Shares sold	1,221,770	2,351,221	$50,860,285	$85,713,498
Reinvestment of distributions	311,601	4,930,667	12,813,051	187,284,572
Shares redeemed	(3,035,474)	(5,661,248)	(127,909,766)	(206,965,683)
Net increase (decrease)	(1,502,103)	1,620,640	$(64,236,430)	$66,032,387
Service Class
Shares sold	368,688	1,579,260	$15,341,089	$55,763,420
Reinvestment of distributions	151,904	2,347,460	6,124,789	87,513,938
Shares redeemed	(1,684,296)	(1,838,938)	(68,919,952)	(66,192,199)
Net increase (decrease)	(1,163,704)	2,087,782	$(47,454,074)	$77,085,159
Service Class 2
Shares sold	2,608,679	10,149,021	$102,720,803	$344,143,762
Reinvestment of distributions	950,987	14,752,155	36,641,543	526,299,042
Shares redeemed	(11,376,248)	(18,865,430)	(447,546,433)	(646,673,942)
Net increase (decrease)	(7,816,582)	6,035,746	$(308,184,087)	$223,768,862
Investor Class
Shares sold	687,609	881,025	$28,420,669	$32,170,017
Reinvestment of distributions	149,350	2,325,999	6,065,119	87,277,245
Shares redeemed	(538,229)	(2,184,343)	(22,363,003)	(78,183,090)
Net increase (decrease)	298,730	1,022,681	$12,122,785	$41,264,172
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Mid Cap Portfolio	14	1	15
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Mid Cap Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.723369.127
VIPMID-SANN-0826
Fidelity® Variable Insurance Products:

VIP Growth Opportunities Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Growth Opportunities Portfolio
Consolidated Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
CANADA - 1.0%
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.7%
Celestica Inc (United States) (b)	93,400	34,072,320
IT Services - 0.3%
Shopify Inc Class A (United States) (b)	155,100	17,709,318
Software - 0.0%
Taalas Inc warrants (b)(c)(d)	34,625	62,325
TOTAL CANADA		51,843,963
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S (b)	16,125	4,300,860
FINLAND - 0.4%
Information Technology - 0.4%
Communications Equipment - 0.4%
Nokia Oyj ADR	1,532,700	20,354,256
GERMANY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Trade Republic Bank GmbH (c)(d)(g)	9,200	1,225,585
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho (b)	2,942,545	5,989,199
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)(d)	44,475	353,132
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	29,690	6,593,577
NETHERLANDS - 1.0%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (b)	25,631	23,779,673
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	94,300	26,501,129
TOTAL NETHERLANDS		50,280,802
SINGAPORE - 1.7%
Consumer Discretionary - 1.7%
Broadline Retail - 1.7%
Sea Ltd Class A ADR (b)	954,388	91,459,002
TAIWAN - 4.2%
Information Technology - 4.2%
Semiconductors & Semiconductor Equipment - 4.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	461,300	220,303,041
THAILAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (b)	21,600	12,140,928
UNITED KINGDOM - 0.7%
Financials - 0.2%
Banks - 0.1%
Starling Bank Ltd (b)(c)(d)	1,101,900	3,084,008
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(c)(d)	5,083	7,004,069
TOTAL FINANCIALS		10,088,077
Industrials - 0.5%
Aerospace & Defense - 0.5%
Rolls-Royce Holdings PLC ADR (e)	1,353,500	26,054,875
TOTAL UNITED KINGDOM		36,142,952
UNITED STATES - 88.2%
Communication Services - 21.2%
Diversified Telecommunication Services - 3.1%
Space Exploration Technologies Corp (f)	875,100	149,519,586
Space Exploration Technologies Corp (f)	20,300	3,295,035
Space Exploration Technologies Corp Class A (e)	74,465	12,723,090
		165,537,711
Entertainment - 2.4%
ROBLOX Corp Class A (b)	1,413,800	76,882,444
Roku Inc Class A (b)	344,764	47,625,699
Spotify Technology SA (b)	600	275,478
		124,783,621
Interactive Media & Services - 15.7%
Alphabet Inc Class A	915,095	327,027,500
Alphabet Inc Class C	781,360	276,077,929
Epic Games Inc (b)(c)(d)	8,216	3,626,871
Meta Platforms Inc Class A	394,979	222,487,721
		829,220,021
Media - 0.0%
Fox Corp Class A	20,300	1,058,848
TOTAL COMMUNICATION SERVICES		1,120,600,201
Consumer Discretionary - 6.1%
Automobiles - 0.2%
Neutron Holdings Inc (b)(d)	158	3,950
Rad Power Bikes Inc (b)(c)(d)	56,834	0
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	69,642	1
Tesla Inc (b)	25,375	10,672,725
		10,676,676
Broadline Retail - 3.6%
Amazon.com Inc (b)	783,660	186,777,524
Hotels, Restaurants & Leisure - 0.2%
Hilton Worldwide Holdings Inc	38,700	12,788,802
Specialty Retail - 2.1%
Carvana Co Class A (b)	1,667,700	109,768,014
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (c)(d)	745,906	1,812,552
TOTAL CONSUMER DISCRETIONARY		321,823,568
Consumer Staples - 0.1%
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	2,980,637	5,663,210
JUUL Labs Inc Class B (b)(c)(d)	560	1,064
TOTAL CONSUMER STAPLES		5,664,274
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Exxon Mobil Corp	33,800	4,621,136
Financials - 3.4%
Capital Markets - 0.0%
Bank of New York Mellon Corp/The	3,800	549,518
Financial Services - 3.4%
Affirm Holdings Inc Class A (b)	603,900	49,248,045
Apollo Global Management Inc	334,700	39,598,357
Visa Inc Class A	261,933	89,866,593
		178,712,995
TOTAL FINANCIALS		179,262,513
Health Care - 5.4%
Biotechnology - 1.6%
Alnylam Pharmaceuticals Inc (b)	126,151	37,975,236
Insmed Inc (b)	245,500	26,175,210
Revolution Medicines Inc (b)	3,100	580,567
Spyre Therapeutics Inc (b)	7,200	639,216
Vaxcyte Inc (b)	216,704	12,597,004
Viking Therapeutics Inc (b)(e)	151,989	5,929,091
		83,896,324
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Class A1 (b)(c)(d)	11,090	417,539
Boston Scientific Corp (b)	21,700	926,156
		1,343,695
Health Care Providers & Services - 0.7%
McKesson Corp	500	377,800
UnitedHealth Group Inc	85,100	35,370,113
		35,747,913
Pharmaceuticals - 3.1%
Eli Lilly & Co	132,800	159,284,304
Structure Therapeutics Inc ADR (b)	102,200	5,485,074
		164,769,378
TOTAL HEALTH CARE		285,757,310
Industrials - 4.2%
Aerospace & Defense - 1.2%
Anduril Industries Inc Class B (c)(d)	2,399	165,411
Anduril Industries Inc Class C (c)(d)	1	69
Axon Enterprise Inc (b)	70,200	39,354,822
Beta Technologies Inc Class A (b)(e)	465,774	7,801,715
GE Aerospace	37,200	13,902,756
Relativity Space Inc (b)(c)(d)	2,082	2,206
		61,226,979
Construction & Engineering - 0.3%
Comfort Systems USA Inc	8,000	15,855,600
Electrical Equipment - 0.4%
GE Vernova Inc	16,200	19,032,732
Ground Transportation - 0.0%
Uber Technologies Inc (b)	1,896	136,815
Machinery - 0.9%
Caterpillar Inc	45,100	48,026,990
Passenger Airlines - 1.4%
Delta Air Lines Inc	348,200	32,612,412
United Airlines Holdings Inc (b)	312,700	42,524,074
		75,136,486
TOTAL INDUSTRIALS		219,415,602
Information Technology - 46.2%
Communications Equipment - 1.8%
Arista Networks Inc (b)	280,700	47,685,316
Ciena Corp (b)	61,753	30,293,552
Lumentum Holdings Inc (b)	22,200	19,048,932
		97,027,800
Electronic Equipment, Instruments & Components - 3.9%
Amphenol Corp Class A	60,200	10,614,464
Coherent Corp (b)	70,200	27,691,794
Corning Inc	193,000	49,297,990
Flex Ltd (b)	704,856	114,236,012
Keysight Technologies Inc (b)	13,500	4,725,945
		206,566,205
IT Services - 0.8%
Cloudflare Inc Class A (b)	69,000	16,924,320
CoreWeave Inc Class A (b)(e)	83,100	8,271,774
MongoDB Inc Class A (b)	34,800	11,689,320
Snowflake Inc (b)	18,000	4,581,000
Twilio Inc Class A (b)	14,000	2,888,620
		44,355,034
Semiconductors & Semiconductor Equipment - 26.0%
Advanced Micro Devices Inc (b)	198,100	115,078,271
Astera Labs Inc (b)	102,000	49,268,040
Broadcom Inc	318,700	120,388,925
Cerebras Systems Inc Class A (b)(e)	126,400	27,934,400
Cerebras Systems Inc Class B (f)	191,700	42,365,700
Credo Technology Group Holding Ltd (b)	56,300	15,310,785
Intel Corp (b)	271,000	37,839,730
KLA Corp	48,600	14,663,106
Lam Research Corp	70,100	30,376,433
Marvell Technology Inc	25,873	7,707,308
Micron Technology Inc	148,000	170,834,920
NVIDIA Corp	3,672,520	734,834,527
		1,366,602,145
Software - 8.4%
AppLovin Corp Class A (b)	327,900	168,943,917
Atlassian Corp Class A (b)	31,100	2,419,269
Cadence Design Systems Inc (b)	7,400	2,777,368
Canva Inc Class A (b)(c)(d)	1,096	1,392,610
Celestial AI Inc (c)(d)	34,349	1,030
Celestial AI Inc (Milestone 1) rights (b)(c)(d)	34,349	178,616
Celestial AI Inc (Milestone 2) rights (b)(c)(d)	34,349	100,299
Celestial AI Inc (Milestone 3) rights (b)(c)(d)	34,349	21,296
Celestial AI Inc escrow shares (c)(d)	34,349	0
Datadog Inc Class A (b)	20,100	5,233,236
Figma Inc Class A (e)	81,800	1,479,762
Microsoft Corp	599,744	223,716,507
OpenAI Group Pbc Class A (c)(d)	900	618,921
Palantir Technologies Inc Class A (b)	141,500	16,508,805
Palo Alto Networks Inc (b)	9,200	3,137,384
Synopsys Inc (b)	42,200	18,824,154
		445,353,174
Technology Hardware, Storage & Peripherals - 5.3%
Apple Inc	162,104	46,906,413
Dell Technologies Inc Class C	58,700	25,326,702
Sandisk Corp (b)	20,600	46,838,838
Seagate Technology Holdings PLC	54,951	53,027,715
Western Digital Corp	171,100	109,284,992
		281,384,660
TOTAL INFORMATION TECHNOLOGY		2,441,289,018
Utilities - 1.5%
Electric Utilities - 1.2%
NRG Energy Inc	423,300	61,827,198
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	102,900	16,323,027
TOTAL UTILITIES		78,150,225
TOTAL UNITED STATES		4,656,583,847
TOTAL COMMON STOCKS (Cost $2,448,817,496)		5,157,571,144

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (d)	130,700	210,950
Neutron Holdings Inc 4% 6/12/2027 (d)	35,600	57,458
Neutron Holdings Inc 8% 10/29/2026 (d)(h)	2,078,846	2,604,795
TOTAL CONSUMER DISCRETIONARY		2,873,203
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (c)(d)	299,500	350,415
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (c)(d)	18,211	0
TOTAL UNITED STATES		3,223,618
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,562,857)		3,223,618

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(c)(d)	2,600	221,130
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	17,456	5,543,327
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (c)(d)	43	64,661
Valuedrive Technologies Pvt Ltd Series B (c)(d)	86	129,322
Valuedrive Technologies Pvt Ltd Series C (c)(d)	1	1,503
Valuedrive Technologies Pvt Ltd Series G (c)(d)	549,500	229,517
Valuedrive Technologies Pvt Ltd Series S2 (c)(d)	21	31,579

TOTAL INDIA		456,582
ISRAEL - 0.1%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(c)(d)	22,100	518,908
Element Labs Inc Series B (b)(c)(d)	18,500	446,590
Element Labs Inc Series C (c)(d)	2,200	60,874
TOTAL INDUSTRIALS		1,026,372
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Xsight Labs Ltd Series D (b)(c)(d)	74,300	942,124
Xsight Labs Ltd Series F (c)(d)	148,249	1,525,482
Xsight Labs Ltd Series G (c)(d)	6,300	105,525
TOTAL INFORMATION TECHNOLOGY		2,573,131
TOTAL ISRAEL		3,599,503
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nscale Limited Series B (c)(d)	24,000	513,120
UNITED STATES - 1.8%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc Series 1C (b)(d)	2,489	62,225
Rad Power Bikes Inc Series A (b)(c)(d)	7,410	0
Rad Power Bikes Inc Series C (b)(c)(d)	29,156	0
Rad Power Bikes Inc Series D (b)(c)(d)	54,800	1
Waymo LLC Series A2 (b)(c)(d)	7,496	1,264,800
Waymo LLC Series C2 (b)(c)(d)	16,241	2,668,721
TOTAL CONSUMER DISCRETIONARY		3,995,747
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	10,300	492,340
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	131,549	249,943
JUUL Labs Inc Series D (b)(c)(d)	741	1,408
		251,351
TOTAL CONSUMER STAPLES		743,691
Financials - 0.0%
Financial Services - 0.0%
Sunday Robotics, Inc Series B (c)(d)	2,988	194,578
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	9,073	772,203
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	16,145	1,437,551
TOTAL FINANCIALS		2,404,332
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(c)(d)	40,445	1,522,754
Blink Health LLC Series D (b)(c)(d)	8,446	317,992
		1,840,746
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(c)(d)(g)	105,185	564,843
Health Care Technology - 0.3%
Aledade Inc Series E1 (b)(c)(d)	19,932	672,506
Oura Inc Series D (c)(d)	49,381	2,837,432
Oura Inc Series E (c)(d)	162,071	9,312,600
		12,822,538
TOTAL HEALTH CARE		15,228,127
Industrials - 0.2%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(c)(d)	87,824	6,055,465
Anduril Industries Inc Series G (b)(c)(d)	22,400	1,544,480
		7,599,945
Air Freight & Logistics - 0.1%
Zipline International Inc Series G (b)(c)(d)	30,114	1,694,214
Zipline International Inc Series H (c)(d)	33,300	1,873,458
		3,567,672
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (b)(c)(d)	13,900	316,780
TOTAL INDUSTRIALS		11,484,397
Information Technology - 1.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series E (c)(d)	34,000	742,220
Electronic Equipment, Instruments & Components - 0.1%
Cellink Corp Series D (b)(c)(d)	49,900	713,570
Enevate Corp Series E (b)(c)(d)	1,172,546	12
Vast Data Ltd Series A (b)(c)(d)	8,394	476,024
Vast Data Ltd Series A1 (b)(c)(d)	20,660	1,171,629
Vast Data Ltd Series A2 (b)(c)(d)	23,765	1,347,713
Vast Data Ltd Series B (b)(c)(d)	18,910	1,072,386
Vast Data Ltd Series C (b)(c)(d)	552	31,303
Vast Data Ltd Series E (b)(c)(d)	18,070	1,024,750
		5,837,387
IT Services - 0.0%
Gupshup Inc (b)(c)(d)	70,900	424,691
Yanka Industries Inc Series E (b)(c)(d)	53,172	75,504
Yanka Industries Inc Series F (b)(c)(d)	55,568	133,919
		634,114
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (b)(c)(d)	171,100	1,245,608
SiMa Technologies Inc Series B1 (b)(c)(d)	24,426	201,026
		1,446,634
Software - 1.0%
Anthropic PBC Series D (b)(c)(d)	10,536	6,563,296
Anthropic PBC Series E (b)(c)(d)	5,100	3,003,951
Anthropic PBC Series F (c)(d)	14,800	8,717,348
Anthropic PBC Series G (c)(d)	10,000	5,890,100
Anthropic PBC Series H (c)(d)	5,900	3,475,159
Crusoe Energy Systems LLC Series D (b)(c)(d)	43,571	4,961,430
Crusoe Energy Systems LLC Series E (c)(d)	7,469	850,495
Databricks Inc Series G (b)(c)(d)	27,000	5,376,240
Databricks Inc Series I (b)(c)(d)	382	76,064
Databricks Inc Series J (b)(c)(d)	275	54,758
Density AI Inc (c)(d)	106,500	198,090
Lyte AI Inc Series B (b)(c)(d)	45,500	1,400,945
Lyte AI Inc Series C (c)(d)	5,500	202,620
MOLOCO Inc Series A (b)(c)(d)	41,187	3,170,575
OpenAI Group Pbc Series A-2 (c)(d)	3,369	2,316,828
OpenAI Group Pbc Series A-3 (c)(d)	2,403	1,652,519
Physical Intelligence Inc Series B (c)(d)	1,500	695,280
Physical Intelligence Inc Series C (c)(d)	158	79,403
Runway AI Inc Series D (b)(c)(d)	116,730	1,707,760
		50,392,861
TOTAL INFORMATION TECHNOLOGY		59,053,216
Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	99,028	3,355,069
TOTAL UNITED STATES		96,264,579
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $64,461,495)		106,598,241

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (c)(d)(i)	171,475	171,217
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (c)(d)	69,642	21,540
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(i)	68,671	2,758
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	212,992	321,510
TOTAL INFORMATION TECHNOLOGY		324,268
TOTAL UNITED STATES		345,808
TOTAL PREFERRED SECURITIES (Cost $522,780)		517,025

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	13,651,438	13,654,169
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	12,274,767	12,275,994
TOTAL MONEY MARKET FUNDS (Cost $25,930,163)			25,930,163

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,542,294,791)	5,293,840,191
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(13,498,261)
NET ASSETS - 100.0%	5,280,341,930

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $136,073,648 or 2.6% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $195,180,321 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/2022	992,901

Anduril Industries Inc Class B	6/16/2025	98,078

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series F	8/7/2024	1,908,995

Anduril Industries Inc Series G	4/17/2025	915,775

Anthropic PBC Series D	5/31/2024	316,127

Anthropic PBC Series E	2/14/2025	286,041

Anthropic PBC Series F	8/18/2025	2,086,320

Anthropic PBC Series G	1/27/2026	2,591,364

Anthropic PBC Series H	5/28/2026	3,475,157

Astranis Space Technologies Corp Series E	2/10/2026	653,946

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	318,415

Blink Health LLC Series C	11/7/2019 - 7/14/2021	1,544,028

Blink Health LLC Series D	6/17/2024 - 6/25/2024	354,732

Bombas LLC	2/16/2021 - 11/12/2021	3,539,531

Bytedance Ltd Series E1	11/18/2020	1,912,727

Canva Inc Class A	12/23/2024 - 11/12/2025	1,622,609

Celestial AI Inc	2/25/2025	883

Celestial AI Inc (Milestone 1) rights	2/25/2025	71,485

Celestial AI Inc (Milestone 2) rights	2/25/2025	54,927

Celestial AI Inc (Milestone 3) rights	2/25/2025	16,031

Celestial AI Inc escrow shares	2/25/2025	0

Cellink Corp Series D	1/20/2022	1,039,113

Crusoe Energy Systems LLC Series D	12/10/2024	1,271,046

Crusoe Energy Systems LLC Series E	10/8/2025	627,458

Databricks Inc Series G	2/1/2021	1,596,311

Databricks Inc Series I	9/14/2023	28,077

Databricks Inc Series J	12/17/2024	25,438

Density AI Inc	12/5/2025	158,683

Diamond Foundry Inc Series C	3/15/2021	2,376,672

Element Labs Inc Series A	2/11/2025	81,518

Element Labs Inc Series B	6/27/2025	162,410

Element Labs Inc Series C	4/16/2026	61,033

Empower Semiconductor Inc Series D	6/27/2025	111,558

Enevate Corp 10% 5/12/2199	11/12/2024	18,211

Enevate Corp 6%	11/2/2023 - 10/31/2025	68,671

Enevate Corp Series E	1/29/2021	1,299,984

Epic Games Inc	7/13/2020 - 3/29/2021	6,646,200

GoBrands Inc Series G	3/2/2021	2,572,088

Gupshup Inc	6/8/2021	1,621,143

JUUL Labs Inc Class A	2/23/2024	3,025,257

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015	0

JUUL Labs Inc Series D	6/25/2018	0

Lyte AI Inc Series B	8/13/2024	577,218

Lyte AI Inc Series C	6/24/2026	202,614

MOLOCO Inc Series A	6/26/2023	2,471,220

Neutron Holdings Inc	2/4/2021	1,066

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	130,700

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	35,600

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 4/27/2026	2,078,846

Neutron Holdings Inc Series 1C	7/3/2018	305,891

Nscale Limited Series B	9/25/2025	151,952

OpenAI Group Pbc Class A	9/3/2025	387,000

OpenAI Group Pbc Series A-2	9/30/2024	632,919

OpenAI Group Pbc Series A-3	8/4/2025	737,500

Oura Inc Series D	12/18/2024	1,268,598

Oura Inc Series E	9/24/2025	8,682,143

Physical Intelligence Inc Series B	10/24/2025	407,339

Physical Intelligence Inc Series C	5/28/2026	79,459

Rad Power Bikes Inc	1/21/2021	274,158

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	69,642

Rad Power Bikes Inc Series A	1/21/2021	35,745

Rad Power Bikes Inc Series C	1/21/2021	140,644

Rad Power Bikes Inc Series D	9/17/2021	525,192

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc	5/27/2021	3,423,050

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	4,745,161

Runway AI Inc Series D	9/6/2024	1,265,561

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 4/5/2026	212,992

SiMa Technologies Inc Series B	5/10/2021	877,298

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	173,202

Starling Bank Ltd	6/18/2021 - 4/5/2022	2,084,120

Sunday Robotics, Inc Series B	2/3/2026	186,291

Taalas Inc 0%	12/23/2025	171,475

Taalas Inc Series B	2/19/2025	142,774

Taalas Inc warrants	12/23/2025	34,625

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	299,500

Tenstorrent Holdings Inc Series C1	4/23/2021	539,435

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	1,272,653

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	3,019,147

Trade Republic Bank GmbH	12/16/2025	1,260,118

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	56,838

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	113,676

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	229,239

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	25,229

Vast Data Ltd Series A	11/28/2023	92,334

Vast Data Ltd Series A1	11/28/2023	227,260

Vast Data Ltd Series A2	11/28/2023	261,415

Vast Data Ltd Series B	11/28/2023	208,010

Vast Data Ltd Series C	11/28/2023	6,072

Vast Data Ltd Series E	11/28/2023	397,540

Waymo LLC Series A2	5/8/2020	643,661

Waymo LLC Series C2	10/18/2024	1,270,067

Xsight Labs Ltd Series D	2/16/2021	594,103

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	686,398

Xsight Labs Ltd Series G	5/7/2026	106,092

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Yanka Industries Inc Series E	5/15/2020	642,275

Yanka Industries Inc Series F	4/8/2021	1,771,330

Zipline International Inc Series G	6/7/2024	1,263,171

Zipline International Inc Series H	12/3/2025	1,873,600

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc Class B	11/10/2026

Space Exploration Technologies Corp	12/8/2026

Space Exploration Technologies Corp	12/8/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,447,737	413,980,982	405,776,743	175,406	1,753	440	13,654,169	13,651,438	0.0%
Fidelity Securities Lending Cash Central Fund	22,524,295	337,583,460	347,831,761	21,701	-	-	12,275,994	12,274,767	0.0%
Total	27,972,032	751,564,442	753,608,504	197,107	1,753	440	25,930,163

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,120,600,201	964,158,709	152,814,621	3,626,871
Consumer Discretionary	419,271,769	411,466,067	5,993,149	1,812,553
Consumer Staples	5,664,274	-	-	5,664,274
Energy	4,621,136	4,621,136	-	-
Financials	190,576,175	179,262,513	-	11,313,662
Health Care	313,837,843	313,420,304	-	417,539
Industrials	245,470,477	245,302,791	-	167,686
Information Technology	2,779,379,044	2,727,691,538	48,959,277	2,728,229
Utilities	78,150,225	78,150,225	-	-

Convertible Corporate Bonds
Consumer Discretionary	2,873,203	-	2,873,203	-
Financials	350,415	-	-	350,415
Information Technology	-	-	-	-

Convertible Preferred Stocks
Communication Services	5,543,327	-	-	5,543,327
Consumer Discretionary	4,452,329	-	62,225	4,390,104
Consumer Staples	743,691	-	-	743,691
Financials	2,404,332	-	-	2,404,332
Health Care	15,228,127	-	-	15,228,127
Industrials	12,510,769	-	-	12,510,769
Information Technology	62,360,597	-	-	62,360,597
Materials	3,355,069	-	-	3,355,069

Preferred Securities
Consumer Discretionary	21,540	-	-	21,540
Information Technology	495,485	-	-	495,485

Money Market Funds	25,930,163	25,930,163	-	-
Total Investments in Securities:	5,293,840,191	4,950,003,446	210,702,475	133,134,270
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2026 ($)
Common Stocks	85,401,571	(100,055)	(2,576,373)	2,275,937	(243,987)	-	-	(59,026,279)	25,730,814	(2,437,418)
Convertible Preferred Stocks	94,200,554	255,890	17,210,496	17,884,831	(22,855,147)	-	-	(160,608)	106,536,016	34,061,228
Convertible Corporate Bonds	4,321,861	-	44,811	299,500	-	-	-	(4,315,757)	350,415	44,811
Preferred Securities	420,910	-	87,250	8,865	-	-	-	-	517,025	87,250

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $36,732,910) - See accompanying schedule:
Unaffiliated issuers (cost $2,516,364,628)	$5,267,910,028
Fidelity Central Funds (cost $25,930,163)	25,930,163

Total Investment in Securities (cost $2,542,294,791)		$5,293,840,191
Cash		29,373
Foreign currency held at value (cost $276,819)		277,651
Receivable for investments sold		54,071,653
Receivable for fund shares sold		2,823,760
Dividends receivable		779,234
Interest receivable		88,618
Distributions receivable from Fidelity Central Funds		18,706
Other receivables		149
Total assets		5,351,929,335
Liabilities
Payable for investments purchased	$50,360,970
Payable for fund shares redeemed	5,504,814
Accrued management fee	2,435,101
Distribution and service plan fees payable	520,429
Other payables and accrued expenses	496,666
Collateral on securities loaned	12,269,425
Total liabilities		71,587,405
Net Assets		$5,280,341,930
Net Assets consist of:
Paid in capital		$2,044,706,525
Total accumulated earnings (loss)		3,235,635,405
Net Assets		$5,280,341,930

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($919,872,696 ÷ 8,628,688 shares)		$106.61
Service Class :
Net Asset Value, offering price and redemption price per share ($187,210,345 ÷ 1,768,440 shares)		$105.86
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($2,465,638,288 ÷ 24,025,994 shares)		$102.62
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,707,620,601 ÷ 16,250,074 shares)		$105.08
Consolidated Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$8,538,877
Interest		100,472
Income from Fidelity Central Funds (including $21,701 from security lending)		197,107
Security lending		5,126
Total income		8,841,582
Expenses
Management fee	$13,440,911
Distribution and service plan fees	2,835,730
Custodian fees and expenses	29,457
Independent trustees' fees and expenses	5,281
Audit fees	35,411
Legal	9,694
Interest	37,583
Miscellaneous	8,619
Total expenses before reductions	16,402,686
Expense reductions	(4,505)
Total expenses after reductions		16,398,181
Net Investment income (loss)		(7,556,599)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $93,994)	505,542,829
Fidelity Central Funds	1,753
Foreign currency transactions	38,329
Total net realized gain (loss)		505,582,911
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $262,480)	278,391,157
Fidelity Central Funds	440
Unfunded commitments	(483)
Assets and liabilities in foreign currencies	(3,039)
Total change in net unrealized appreciation (depreciation)		278,388,075
Net gain (loss)		783,970,986
Net increase (decrease) in net assets resulting from operations		$776,414,387
Consolidated Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(7,556,599)	$(10,657,617)
Net realized gain (loss)	505,582,911	397,869,141
Change in net unrealized appreciation (depreciation)	278,388,075	459,482,166
Net increase (decrease) in net assets resulting from operations	776,414,387	846,693,690
Distributions to shareholders	(382,391,502)	(60,861,785)

Share transactions - net increase (decrease)	219,882,511	(4,780,826)
Total increase (decrease) in net assets	613,905,396	781,051,079

Net Assets
Beginning of period	4,666,436,534	3,885,385,455
End of period	$5,280,341,930	$4,666,436,534

Consolidated Financial Highlights
VIP Growth Opportunities Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$99.75	$83.00	$59.76	$41.03	$79.25	$77.54
Income from Investment Operations
Net investment income (loss) A,B	(.08)	(.10)	(.13)	(.08)	(.02)	(.24)
Net realized and unrealized gain (loss)	15.00	18.24	23.37	18.81	(27.11)	9.38
Total from investment operations	14.92	18.14	23.24	18.73	(27.13)	9.14
Distributions from net realized gain	(8.06)	(1.39)	-	-	(11.09)	(7.43)
Total distributions	(8.06)	(1.39)	-	-	(11.09)	(7.43)
Net asset value, end of period	$106.61	$99.75	$83.00	$59.76	$41.03	$79.25
Total Return C,D,E	16.87%	22.02%	38.89%	45.65%	(38.15)%	11.94%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55% H	.56%	.58%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.55 % H	.56%	.58%	.61%	.62%	.62%
Expenses net of all reductions, if any	.55% H	.56%	.58%	.61%	.62%	.62%
Net investment income (loss)	(.18)% H	(.12)%	(.17)%	(.16)%	(.05)%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$919,873	$814,949	$692,266	$486,947	$256,757	$471,980
Portfolio turnover rate I	100 % H	71%	58%	54%	68%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Opportunities Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$99.16	$82.52	$59.47	$40.87	$79.06	$77.37
Income from Investment Operations
Net investment income (loss) A,B	(.13)	(.19)	(.20)	(.13)	(.07)	(.32)
Net realized and unrealized gain (loss)	14.89	18.12	23.25	18.73	(27.03)	9.35
Total from investment operations	14.76	17.93	23.05	18.60	(27.10)	9.03
Distributions from net realized gain	(8.06)	(1.29)	-	-	(11.09)	(7.34)
Total distributions	(8.06)	(1.29)	-	-	(11.09)	(7.34)
Net asset value, end of period	$105.86	$99.16	$82.52	$59.47	$40.87	$79.06
Total Return C,D,E	16.81%	21.89%	38.76%	45.51%	(38.21)%	11.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H	.66%	.68%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.65 % H	.66%	.67%	.71%	.72%	.72%
Expenses net of all reductions, if any	.65% H	.66%	.67%	.71%	.72%	.72%
Net investment income (loss)	(.28)% H	(.22)%	(.27)%	(.26)%	(.15)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$187,210	$186,713	$171,526	$127,432	$94,433	$157,797
Portfolio turnover rate I	100 % H	71%	58%	54%	68%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Opportunities Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$96.46	$80.34	$57.99	$39.91	$77.62	$76.08
Income from Investment Operations
Net investment income (loss) A,B	(.20)	(.31)	(.29)	(.20)	(.14)	(.44)
Net realized and unrealized gain (loss)	14.42	17.63	22.64	18.28	(26.48)	9.22
Total from investment operations	14.22	17.32	22.35	18.08	(26.62)	8.78
Distributions from net realized gain	(8.06)	(1.20)	-	-	(11.09)	(7.24)
Total distributions	(8.06)	(1.20)	-	-	(11.09)	(7.24)
Net asset value, end of period	$102.62	$96.46	$80.34	$57.99	$39.91	$77.62
Total Return C,D,E	16.71%	21.73%	38.54%	45.30%	(38.32)%	11.68%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.80% H	.81%	.83%	.87%	.87%	.87%
Expenses net of fee waivers, if any	.80 % H	.81%	.82%	.86%	.87%	.87%
Expenses net of all reductions, if any	.80% H	.81%	.82%	.86%	.87%	.87%
Net investment income (loss)	(.43)% H	(.36)%	(.42)%	(.41)%	(.30)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,465,638	$2,121,923	$1,701,707	$1,260,467	$868,129	$1,304,134
Portfolio turnover rate I	100 % H	71%	58%	54%	68%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Opportunities Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$98.48	$81.97	$59.07	$40.58	$78.58	$76.94
Income from Investment Operations
Net investment income (loss) A,B	(.12)	(.17)	(.17)	(.12)	(.06)	(.30)
Net realized and unrealized gain (loss)	14.78	18.01	23.07	18.61	(26.85)	9.31
Total from investment operations	14.66	17.84	22.90	18.49	(26.91)	9.01
Distributions from net realized gain	(8.06)	(1.33)	-	-	(11.09)	(7.37)
Total distributions	(8.06)	(1.33)	-	-	(11.09)	(7.37)
Net asset value, end of period	$105.08	$98.48	$81.97	$59.07	$40.58	$78.58
Total Return C,D,E	16.82%	21.93%	38.77%	45.56%	(38.20)%	11.87%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.62% H	.64%	.65%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.62 % H	.64%	.65%	.69%	.70%	.70%
Expenses net of all reductions, if any	.62% H	.64%	.65%	.69%	.70%	.70%
Net investment income (loss)	(.25)% H	(.19)%	(.24)%	(.24)%	(.12)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,707,621	$1,542,852	$1,319,886	$985,446	$687,300	$1,362,435
Portfolio turnover rate I	100 % H	71%	58%	54%	68%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Growth Opportunities Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$25,730,814	Discounted cash flow	Discount rate	4.5% - 20.0% / 12.5%	Decrease
			Term	0.0 - 2.6 / 2.6	Increase
		Market approach	Transaction price	$1.00 - $16.84 / $14.46	Increase
			Discount rate	80.0%	Decrease
			Premium rate	105.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 31.1 / 7.6	Increase
			Enterprise value/Net income multiple (EV/NI)	13.5 - 38.2 / 25.2	Increase
		Black scholes	Discount rate	3.8% - 4.3% / 4.2%	Increase
			Term	3.0 - 5.0 / 4.1	Increase
			Volatility	70.0% - 80.0% / 70.9%	Increase
Convertible Corporate Bonds	$350,415	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	16.0	Increase
			Discount rate	25.3%	Decrease
			Probabilty rate	0.0% - 70.0% / 26.7%	Increase
		Black scholes	Discount rate	3.7%	Increase
			Term	0.1 - 0.3 / 0.2	Increase
			Volatility	40.0% - 80.0% / 60.0%	Increase
Convertible Preferred Stocks	$106,536,016	Market approach	Transaction price	$1.49 - $502.90 / $86.49	Increase
			Premium rate	5.0% - 105.0% / 63.8%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 54.1 / 18.6	Increase
			Enterprise value/Gross profit multiple (EV/GP)	9.0 - 12.0 / 11.9	Increase
		Black scholes	Discount rate	3.9% - 4.3% / 4.2%	Increase
			Term	0.3 - 5.0 / 3.7	Increase
			Volatility	50.0% - 90.0% / 74.7%	Increase
Preferred Securities	$517,025	Market approach	Transaction price	$100.00	Increase
			Discount rate	37.9%	Decrease
			Premium rate	105.0%	Increase
			Probabilty rate	10.0% - 65.0% / 33.3%	Increase
		Recovery value	Recovery value	$0.00 - $2.65 / $2.35	Increase
		Black scholes	Discount rate	4.0% - 4.3% / 4.1%	Increase
			Term	0.5 - 4.0 / 1.7	Increase
			Volatility	55.0% - 80.0% / 63.7%	Increase
A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,811,404,850
Gross unrealized depreciation	(79,512,292)
Net unrealized appreciation (depreciation)	$2,731,892,558
Tax cost	$2,561,947,633

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
VIP Growth Opportunities Portfolio	1,790,428.03

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth Opportunities Portfolio	2,374,162,776	2,552,870,276
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.54
Service Class	.54
Service Class 2.54
Investor Class	.62

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$92,864
Service Class 2	2,742,866
$2,835,730

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Growth Opportunities Portfolio	14,836

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Growth Opportunities Portfolio	Borrower	13,438,769	3.87%	37,583

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Growth Opportunities Portfolio	177,037,312	215,919,414	47,755,302
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Growth Opportunities Portfolio	2,857
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Consolidated Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Growth Opportunities Portfolio	2,916	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
VIP Growth Opportunities Portfolio	24,279,888
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,505.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Growth Opportunities Portfolio
Distributions to shareholders
Initial Class	$65,761,263	$11,472,834
Service Class	15,100,202	2,460,452
Service Class 2	178,085,115	25,547,073
Investor Class	123,444,922	21,381,426
Total	$382,391,502	$60,861,785
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Growth Opportunities Portfolio
Initial Class
Shares sold	509,449	1,048,230	$46,771,233	$89,313,422
Reinvestment of distributions	763,246	125,938	65,761,263	11,472,834
Shares redeemed	(813,589)	(1,344,779)	(79,570,665)	(118,684,858)
Net increase (decrease)	459,106	(170,611)	$32,961,831	$(17,898,602)
Service Class
Shares sold	134,217	325,949	$13,032,728	$28,825,664
Reinvestment of distributions	176,425	27,386	15,100,202	2,460,452
Shares redeemed	(425,078)	(549,165)	(41,805,290)	(46,770,199)
Net increase (decrease)	(114,436)	(195,830)	$(13,672,360)	$(15,484,083)
Service Class 2
Shares sold	1,875,869	3,952,067	$168,312,174	$325,475,253
Reinvestment of distributions	2,145,087	293,643	178,085,115	25,547,073
Shares redeemed	(1,993,240)	(3,427,529)	(188,483,674)	(294,619,054)
Net increase (decrease)	2,027,716	818,181	$157,913,615	$56,403,272
Investor Class
Shares sold	330,275	1,195,331	$30,891,470	$106,692,682
Reinvestment of distributions	1,452,977	238,757	123,444,922	21,381,426
Shares redeemed	(1,199,039)	(1,869,377)	(111,656,967)	(155,875,521)
Net increase (decrease)	584,213	(435,289)	$42,679,425	$(27,801,413)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Growth Opportunities Portfolio	37	1	42
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Growth Opportunities Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.705699.128
VIPGRO-SANN-0826
Fidelity® Variable Insurance Products:

VIP Growth & Income Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Growth & Income Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 93.6%
	Shares	Value ($)
BELGIUM - 1.3%
Health Care - 1.3%
Pharmaceuticals - 1.3%
UCB SA	127,000	38,018,872
CANADA - 1.8%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Imperial Oil Ltd	386,600	43,412,597
Financials - 0.2%
Capital Markets - 0.2%
Brookfield Corp Class A (United States)	159,417	6,789,570
TOTAL CANADA		50,202,167
FRANCE - 0.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Remy Cointreau SA (b)	14,028	690,503
Industrials - 0.1%
Aerospace & Defense - 0.1%
Airbus SE	10,400	2,313,915
TOTAL FRANCE		3,004,418
GERMANY - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Hensoldt AG	14,300	1,110,748
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (b)	661,200	4,115,894
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Lasertec Corp	5,600	1,778,775
NETHERLANDS - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV depository receipt	5,400	10,742,976
BE Semiconductor Industries NV	31,300	10,267,666

TOTAL NETHERLANDS		21,010,642
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	66,200	1,403,037
SWEDEN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Atlas Copco AB A Shares	153,400	3,109,264
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	85,100	40,641,207
UNITED KINGDOM - 2.5%
Consumer Staples - 1.0%
Beverages - 0.2%
Diageo PLC ADR (b)	71,000	5,706,980
Tobacco - 0.8%
British American Tobacco PLC ADR	386,200	23,851,712
TOTAL CONSUMER STAPLES		29,558,692
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	66,400	2,183,491
Health Care - 1.3%
Pharmaceuticals - 1.3%
GSK PLC ADR	652,635	34,211,127
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC	196,100	3,759,167
TOTAL UNITED KINGDOM		69,712,477
UNITED STATES - 85.5%
Communication Services - 5.3%
Diversified Telecommunication Services - 0.6%
Comcast Corp Class A	654,762	16,074,407
Verizon Communications Inc	46,580	1,972,197
		18,046,604
Entertainment - 0.3%
Walt Disney Co/The	97,800	9,413,250
Interactive Media & Services - 4.4%
Alphabet Inc Class A	152,200	54,391,714
Alphabet Inc Class C	135,000	47,699,550
Meta Platforms Inc Class A	40,000	22,531,600
		124,622,864
TOTAL COMMUNICATION SERVICES		152,082,718
Consumer Discretionary - 3.6%
Hotels, Restaurants & Leisure - 0.9%
Churchill Downs Inc	12,300	1,102,572
Domino's Pizza Inc (b)	38,600	11,427,144
Marriott International Inc/MD Class A1	15,700	5,818,263
Starbucks Corp	82,300	8,410,237
		26,758,216
Household Durables - 0.8%
DR Horton Inc	24,500	3,990,560
Leggett & Platt Inc	111,100	1,300,981
Somnigroup International Inc	186,900	14,652,960
Whirlpool Corp (b)	62,700	2,471,634
		22,416,135
Specialty Retail - 1.6%
Home Depot Inc/The	68,200	24,052,776
Lowe's Cos Inc	101,417	22,361,434
		46,414,210
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	204,500	8,394,725
TOTAL CONSUMER DISCRETIONARY		103,983,286
Consumer Staples - 5.7%
Beverages - 2.4%
Brown-Forman Corp Class B (b)	222,498	5,929,572
Coca-Cola Co/The	342,653	27,847,409
Keurig Dr Pepper Inc	1,076,400	35,230,572
PepsiCo Inc	4,900	663,460
		69,671,013
Consumer Staples Distribution & Retail - 0.7%
Kroger Co/The	39,500	2,193,435
Sysco Corp	19,800	1,654,884
Target Corp	119,500	15,607,895
		19,456,214
Food Products - 0.2%
Lamb Weston Holdings Inc (b)	122,600	5,293,868
Mondelez International Inc	14,700	850,248
		6,144,116
Household Products - 0.2%
Colgate-Palmolive Co	16,100	1,476,048
Procter & Gamble Co/The	25,700	3,768,648
Reynolds Consumer Products Inc	20,200	542,370
		5,787,066
Personal Care Products - 1.5%
Estee Lauder Cos Inc/The Class A	92,100	7,271,295
Kenvue Inc	1,896,267	36,237,662
		43,508,957
Tobacco - 0.7%
Philip Morris International Inc	105,400	19,067,914
TOTAL CONSUMER STAPLES		163,635,280
Energy - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
ConocoPhillips	84,200	8,753,432
Exxon Mobil Corp	778,203	106,395,914
Shell PLC ADR	684,400	53,068,376
TOTAL ENERGY		168,217,722
Financials - 15.4%
Banks - 9.5%
Bank of America Corp	1,451,312	82,695,758
M&T Bank Corp	73,600	17,517,536
PNC Financial Services Group Inc/The	150,772	37,123,082
US Bancorp	58,798	3,551,399
Wells Fargo & Co	1,590,379	131,428,921
		272,316,696
Capital Markets - 1.6%
Blue Owl Capital Inc Class A (b)	837,000	7,323,750
Charles Schwab Corp/The	108,500	10,011,295
Intercontinental Exchange Inc	34,700	4,271,917
KKR & Co Inc Class A	190,293	17,465,092
Moody's Corp	7,000	3,170,440
MSCI Inc	400	224,015
Raymond James Financial Inc	21,050	3,200,232
		45,666,741
Financial Services - 2.9%
Apollo Global Management Inc	77,800	9,204,518
Mastercard Inc Class A	43,300	22,238,880
UWM Holdings Corp Class A	984,800	2,255,192
Visa Inc Class A	139,576	47,887,130
		81,585,720
Insurance - 1.4%
Arthur J Gallagher & Co	47,300	10,858,661
Brown & Brown Inc	227,300	14,581,295
Chubb Ltd	18,600	6,337,764
Marsh & McLennan Cos Inc	34,042	5,673,780
Travelers Companies Inc/The	11,300	3,730,356
		41,181,856
TOTAL FINANCIALS		440,751,013
Health Care - 9.6%
Biotechnology - 0.1%
Gilead Sciences Inc	18,000	2,274,120
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	143,700	13,039,338
Alcon AG (United States) (b)	252,200	16,922,620
Baxter International Inc (b)	908,858	19,376,853
Boston Scientific Corp (c)	289,420	12,352,445
		61,691,256
Health Care Providers & Services - 3.1%
Cardinal Health Inc	13,500	3,207,060
Cigna Group/The	70,490	19,432,683
Humana Inc	27,100	10,764,662
McKesson Corp	10,388	7,849,173
UnitedHealth Group Inc	111,700	46,425,871
		87,679,449
Life Sciences Tools & Services - 1.5%
Bio-Techne Corp	40,100	2,833,065
Bruker Corp	139,400	8,389,092
Danaher Corp	85,800	16,343,184
Thermo Fisher Scientific Inc	28,500	14,288,760
Waters Corp (c)	3,926	1,472,407
		43,326,508
Pharmaceuticals - 2.7%
Eli Lilly & Co	14,000	16,792,020
Haleon PLC ADR	2,243,094	20,928,067
Johnson & Johnson	60,406	15,341,312
Merck & Co Inc	115,400	14,828,900
Royalty Pharma PLC Class A	122,600	6,874,182
Viatris Inc	208,600	3,312,568
Zoetis Inc Class A	3,500	251,510
		78,328,559
TOTAL HEALTH CARE		273,299,892
Industrials - 16.5%
Aerospace & Defense - 7.7%
Boeing Co (c)	312,910	67,735,628
GE Aerospace (d)	320,731	119,866,797
General Dynamics Corp	35,000	12,398,400
Howmet Aerospace Inc	15,600	4,194,216
Huntington Ingalls Industries Inc	24,000	6,717,360
RTX Corp	7,900	1,498,867
Textron Inc	55,690	5,108,444
		217,519,712
Air Freight & Logistics - 1.4%
United Parcel Service Inc Class B	364,272	39,159,240
Building Products - 0.5%
A O Smith Corp	179,091	11,232,588
AAON Inc (b)	25,647	3,253,578
		14,486,166
Commercial Services & Supplies - 0.1%
Veralto Corp	23,466	2,080,965
Electrical Equipment - 3.7%
AMETEK Inc	7,300	1,766,162
Emerson Electric Co	57,400	8,216,810
GE Vernova Inc	79,990	93,977,051
		103,960,023
Machinery - 2.2%
Allison Transmission Holdings Inc	52,000	5,862,480
Cummins Inc	10,200	7,274,742
Deere & Co	5,700	3,615,681
Donaldson Co Inc	152,300	13,671,971
Nordson Corp	27,700	8,356,813
Otis Worldwide Corp	175,443	12,561,719
Stanley Black & Decker Inc	15,900	1,496,508
Westinghouse Air Brake Technologies Corp	41,100	11,080,560
		63,920,474
Professional Services - 0.2%
Equifax Inc	17,100	2,714,112
TransUnion	47,600	3,433,864
		6,147,976
Trading Companies & Distributors - 0.7%
Watsco Inc (b)	32,545	13,562,478
Wesco International Inc	18,800	6,494,084
		20,056,562
TOTAL INDUSTRIALS		467,331,118
Information Technology - 19.8%
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp Class A	14,000	2,468,480
CDW Corp/DE	8,000	1,125,120
		3,593,600
IT Services - 0.1%
Amdocs Ltd	52,700	2,663,458
Semiconductors & Semiconductor Equipment - 10.2%
Analog Devices Inc	11,400	4,527,738
Applied Materials Inc	25,100	18,147,300
Broadcom Inc	171,300	64,708,575
Lam Research Corp	66,400	28,773,112
Micron Technology Inc (d)	38,500	44,440,165
NVIDIA Corp	606,650	121,384,600
Teradyne Inc	11,000	5,322,240
		287,303,730
Software - 4.9%
Intuit Inc	11,600	3,027,600
Microsoft Corp	368,518	137,464,584
		140,492,184
Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc	333,012	96,360,352
GPGI Inc Class A	730,700	11,581,595
Seagate Technology Holdings PLC	20,500	19,782,500
		127,724,447
TOTAL INFORMATION TECHNOLOGY		561,777,419
Materials - 0.7%
Chemicals - 0.7%
Air Products and Chemicals Inc	10,300	3,019,754
Albemarle Corp	28,900	3,902,367
Dow Inc	45,400	1,242,144
LyondellBasell Industries NV Class A1	77,400	4,075,110
PPG Industries Inc	12,000	1,455,480
Scotts Miracle-Gro Co/The	20,300	1,382,633
Sherwin-Williams Co/The	14,200	4,889,344
TOTAL MATERIALS		19,966,832
Real Estate - 0.7%
Health Care REITs - 0.1%
Ventas Inc	22,800	2,024,640
Industrial REITs - 0.0%
Terreno Realty Corp	20,200	1,308,354
Residential REITs - 0.2%
Camden Property Trust	20,000	2,289,800
Sun Communities Inc	36,400	4,364,724
		6,654,524
Specialized REITs - 0.4%
American Tower Corp	57,600	9,421,632
Millrose Properties Inc Class A	10,200	306,510
Public Storage	700	222,817
		9,950,959
TOTAL REAL ESTATE		19,938,477
Utilities - 2.3%
Electric Utilities - 2.1%
Constellation Energy Corp	3,633	902,328
Duke Energy Corp	41,700	5,278,386
Edison International	60,800	4,526,560
Entergy Corp	63,400	7,282,124
Eversource Energy	66,700	4,820,409
Exelon Corp	37,000	1,724,940
FirstEnergy Corp	28,700	1,364,398
NextEra Energy Inc	12,100	1,062,017
PG&E Corp	60,000	1,009,200
Southern Co/The	325,400	31,144,034
		59,114,396
Multi-Utilities - 0.2%
Sempra	58,800	5,451,348
TOTAL UTILITIES		64,565,744
TOTAL UNITED STATES		2,435,549,501
TOTAL COMMON STOCKS (Cost $1,354,086,702)		2,669,657,002

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Compass Inc 0.25% 4/15/2031 (e) (Cost $3,514,098)	3,686,000	4,002,996

Convertible Preferred Stocks - 2.5%
	Shares	Value ($)
UNITED STATES - 2.5%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Alphabet Inc Series A 6.25%	92,200	4,629,362
Alphabet Inc Series B 6.25%	92,300	4,627,922
TOTAL COMMUNICATION SERVICES		9,257,284
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Whirlpool Corp Series A, 8.5%	53,700	1,843,521
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
Bruker Corp 6.375% Series A	28,400	12,575,804
Industrials - 1.7%
Aerospace & Defense - 1.7%
Boeing Co Series A, 6%	711,700	48,239,026
TOTAL UNITED STATES		71,915,635
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $57,926,112)		71,915,635

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	106,166,133	106,187,366
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	30,227,511	30,230,533
TOTAL MONEY MARKET FUNDS (Cost $136,417,594)			136,417,899

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,551,944,506)	2,881,993,532
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(29,161,970)
NET ASSETS - 100.0%	2,852,831,562

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE Aerospace	Chicago Board Options Exchange	321	11,996,733	410.00	9/2026	(349,890)
Micron Technology Inc	Chicago Board Options Exchange	31	3,578,299	760.00	7/2026	(1,243,720)
Micron Technology Inc	Chicago Board Options Exchange	31	3,578,299	800.00	7/2026	(1,124,913)
Micron Technology Inc	Chicago Board Options Exchange	15	1,731,435	1,250.00	8/2026	(188,325)

						(2,906,848)
TOTAL WRITTEN OPTIONS (Cost $(869,249))						(2,906,848)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $20,884,766.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,002,996 or 0.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,944,010	219,840,407	154,597,186	1,791,325	(1,195)	1,330	106,187,366	106,166,133	0.2%
Fidelity Securities Lending Cash Central Fund	77,373,496	288,244,125	335,387,088	83,160	-	-	30,230,533	30,227,511	0.1%
Total	118,317,506	508,084,532	489,984,274	1,874,485	(1,195)	1,330	136,417,899

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	152,082,718	152,082,718	-	-
Consumer Discretionary	103,983,286	103,983,286	-	-
Consumer Staples	198,000,369	198,000,369	-	-
Energy	213,033,356	211,630,319	1,403,037	-
Financials	449,724,074	447,540,583	2,183,491	-
Health Care	345,529,891	345,529,891	-	-
Industrials	477,624,212	467,331,118	10,293,094	-
Information Technology	625,208,043	623,429,268	1,778,775	-
Materials	19,966,832	19,966,832	-	-
Real Estate	19,938,477	19,938,477	-	-
Utilities	64,565,744	64,565,744	-	-

Convertible Corporate Bonds
Real Estate	4,002,996	-	4,002,996	-

Convertible Preferred Stocks
Communication Services	9,257,284	-	9,257,284	-
Consumer Discretionary	1,843,521	-	1,843,521	-
Health Care	12,575,804	-	12,575,804	-
Industrials	48,239,026	-	48,239,026	-

Money Market Funds	136,417,899	136,417,899	-	-
Total Investments in Securities:	2,881,993,532	2,790,416,504	91,577,028	-
Derivative Instruments:

Liabilities
Written Options	(2,906,848)	(2,906,848)	-	-
Total Liabilities	(2,906,848)	(2,906,848)	-	-
Total Derivative Instruments:	(2,906,848)	(2,906,848)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	-	(2,906,848)
Total Equity Risk	-	(2,906,848)
Total Value of Derivatives	-	(2,906,848)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $59,805,867) - See accompanying schedule:
Unaffiliated issuers (cost $1,415,526,912)	$2,745,575,633
Fidelity Central Funds (cost $136,417,594)	136,417,899

Total Investment in Securities (cost $1,551,944,506)		$2,881,993,532
Cash		9,727
Foreign currency held at value (cost $913)		893
Receivable for investments sold		510,747
Receivable for fund shares sold		4,194,525
Dividends receivable		2,824,191
Interest receivable		4,416
Distributions receivable from Fidelity Central Funds		333,983
Other receivables		85
Total assets		2,889,872,099
Liabilities
Payable for fund shares redeemed	$2,423,606
Accrued management fee	1,113,670
Distribution and service plan fees payable	314,165
Written options, at value (premium received $869,249)	2,906,848
Other payables and accrued expenses	50,959
Collateral on securities loaned	30,231,289
Total liabilities		37,040,537
Net Assets		$2,852,831,562
Net Assets consist of:
Paid in capital		$1,299,408,229
Total accumulated earnings (loss)		1,553,423,333
Net Assets		$2,852,831,562

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($574,451,311 ÷ 15,978,203 shares)		$35.95
Service Class :
Net Asset Value, offering price and redemption price per share ($162,840,150 ÷ 4,603,346 shares)		$35.37
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,461,363,880 ÷ 42,456,500 shares)		$34.42
Investor Class :
Net Asset Value, offering price and redemption price per share ($654,176,221 ÷ 18,347,442 shares)		$35.65
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$21,787,760
Interest		41,652
Income from Fidelity Central Funds (including $83,160 from security lending)		1,874,485
Security lending		4,577
Total income		23,708,474
Expenses
Management fee	$6,598,844
Distribution and service plan fees	1,867,339
Custodian fees and expenses	27,697
Independent trustees' fees and expenses	3,123
Audit fees	37,920
Legal	3,884
Miscellaneous	8,482
Total expenses before reductions	8,547,289
Expense reductions	(659)
Total expenses after reductions		8,546,630
Net Investment income (loss)		15,161,844
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	214,569,133
Fidelity Central Funds	(1,195)
Foreign currency transactions	10,419
Written options	2,878,912
Total net realized gain (loss)		217,457,269
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,708,255
Fidelity Central Funds	1,330
Unfunded commitments	(408,720)
Assets and liabilities in foreign currencies	(21,689)
Written options	(2,141,689)
Total change in net unrealized appreciation (depreciation)		6,137,487
Net gain (loss)		223,594,756
Net increase (decrease) in net assets resulting from operations		$238,756,600
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,161,844	$33,118,981
Net realized gain (loss)	217,457,269	254,031,240
Change in net unrealized appreciation (depreciation)	6,137,487	220,401,348
Net increase (decrease) in net assets resulting from operations	238,756,600	507,551,569
Distributions to shareholders	(33,050,535)	(280,367,027)

Share transactions - net increase (decrease)	(73,512,808)	49,244,880
Total increase (decrease) in net assets	132,193,257	276,429,422

Net Assets
Beginning of period	2,720,638,305	2,444,208,883
End of period	$2,852,831,562	$2,720,638,305

Financial Highlights
VIP Growth & Income Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$33.35	$30.55	$27.04	$24.02	$26.22	$22.36
Income from Investment Operations
Net investment income (loss) A,B	.21	.47	.44	.44	.42	.55 C
Net realized and unrealized gain (loss)	2.79	6.04	5.61	4.03	(1.70)	5.07
Total from investment operations	3.00	6.51	6.05	4.47	(1.28)	5.62
Distributions from net investment income	-	(.53)	(.46)	(.45)	(.42)	(.62)
Distributions from net realized gain	(.40)	(3.18)	(2.08)	(1.00)	(.50)	(1.14)
Total distributions	(.40)	(3.71)	(2.54)	(1.45)	(.92)	(1.76)
Net asset value, end of period	$35.95	$33.35	$30.55	$27.04	$24.02	$26.22
Total Return D,E,F	9.04%	21.50%	22.21%	18.72%	(4.95)%	25.95%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.47% I	.47%	.49%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.47 % I	.47%	.49%	.52%	.52%	.52%
Expenses net of all reductions, if any	.47% I	.47%	.49%	.52%	.52%	.52%
Net investment income (loss)	1.25% I	1.44%	1.42%	1.71%	1.68%	2.18% C
Supplemental Data
Net assets, end of period (000 omitted)	$574,451	$527,292	$471,051	$406,860	$367,028	$439,309
Portfolio turnover rate J	25 % I	17%	14%	15%	10%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.55%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth & Income Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$32.84	$30.13	$26.70	$23.73	$25.91	$22.12
Income from Investment Operations
Net investment income (loss) A,B	.19	.43	.40	.41	.39	.52 C
Net realized and unrealized gain (loss)	2.74	5.95	5.54	3.98	(1.67)	5.00
Total from investment operations	2.93	6.38	5.94	4.39	(1.28)	5.52
Distributions from net investment income	-	(.49)	(.43)	(.42)	(.40)	(.59)
Distributions from net realized gain	(.40)	(3.18)	(2.08)	(1.00)	(.50)	(1.14)
Total distributions	(.40)	(3.67)	(2.51)	(1.42)	(.90)	(1.73)
Net asset value, end of period	$35.37	$32.84	$30.13	$26.70	$23.73	$25.91
Total Return D,E,F	8.97%	21.39%	22.09%	18.62%	(5.02)%	25.76%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.57% I	.57%	.59%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.57 % I	.57%	.59%	.62%	.62%	.62%
Expenses net of all reductions, if any	.57% I	.57%	.59%	.62%	.62%	.62%
Net investment income (loss)	1.15% I	1.34%	1.33%	1.61%	1.58%	2.08% C
Supplemental Data
Net assets, end of period (000 omitted)	$162,840	$155,386	$140,796	$126,496	$116,688	$128,601
Portfolio turnover rate J	25 % I	17%	14%	15%	10%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.45%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth & Income Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.99	$29.43	$26.13	$23.26	$25.42	$21.72
Income from Investment Operations
Net investment income (loss) A,B	.16	.38	.35	.37	.34	.48 C
Net realized and unrealized gain (loss)	2.67	5.80	5.41	3.88	(1.64)	4.92
Total from investment operations	2.83	6.18	5.76	4.25	(1.30)	5.40
Distributions from net investment income	-	(.44)	(.39)	(.38)	(.36)	(.55)
Distributions from net realized gain	(.40)	(3.18)	(2.08)	(1.00)	(.50)	(1.14)
Total distributions	(.40)	(3.62)	(2.46) D	(1.38)	(.86)	(1.70) D
Net asset value, end of period	$34.42	$31.99	$29.43	$26.13	$23.26	$25.42
Total Return E,F,G	8.89%	21.21%	21.91%	18.41%	(5.17)%	25.64%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.72% J	.72%	.74%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.72 % J	.72%	.74%	.77%	.77%	.77%
Expenses net of all reductions, if any	.72% J	.72%	.74%	.77%	.77%	.77%
Net investment income (loss)	1.00% J	1.19%	1.18%	1.46%	1.43%	1.94% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,461,364	$1,426,112	$1,322,751	$1,206,355	$1,071,533	$1,137,635
Portfolio turnover rate K	25 % J	17%	14%	15%	10%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.30%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth & Income Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$33.09	$30.35	$26.87	$23.88	$26.07	$22.25
Income from Investment Operations
Net investment income (loss) A,B	.20	.45	.41	.42	.40	.53 C
Net realized and unrealized gain (loss)	2.76	5.98	5.59	4.00	(1.68)	5.03
Total from investment operations	2.96	6.43	6.00	4.42	(1.28)	5.56
Distributions from net investment income	-	(.51)	(.44)	(.43)	(.40)	(.60)
Distributions from net realized gain	(.40)	(3.18)	(2.08)	(1.00)	(.50)	(1.14)
Total distributions	(.40)	(3.69)	(2.52)	(1.43)	(.91) D	(1.74)
Net asset value, end of period	$35.65	$33.09	$30.35	$26.87	$23.88	$26.07
Total Return E,F,G	8.99%	21.39%	22.18%	18.62%	(5.01)%	25.80%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.54% J	.55%	.57%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.54 % J	.55%	.57%	.59%	.60%	.60%
Expenses net of all reductions, if any	.54% J	.55%	.57%	.59%	.60%	.60%
Net investment income (loss)	1.17% J	1.36%	1.35%	1.63%	1.60%	2.11% C
Supplemental Data
Net assets, end of period (000 omitted)	$654,176	$611,849	$509,612	$424,932	$378,005	$376,272
Portfolio turnover rate K	25 % J	17%	14%	15%	10%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.48%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Growth & Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales, options transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,397,030,895
Gross unrealized depreciation	(71,903,442)
Net unrealized appreciation (depreciation)	$1,325,127,453
Tax cost	$1,554,828,480

The Fund elected to defer to its next fiscal year $1,295,029 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Growth & Income Portfolio
Equity Risk
Purchased Options	(638,388)	-
Written Options	2,878,912	(2,141,689)
Total Equity Risk	2,240,524	(2,141,689)
Totals	2,240,524	(2,141,689)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded and/or OTC options were used to manage exposure to the market.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth & Income Portfolio	339,280,358	498,446,479
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.48
Service Class	.48
Service Class 2.48
Investor Class	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.46
Service Class	.46
Service Class 2.46
Investor Class	.53

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$79,400
Service Class 2	1,787,939
$1,867,339

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Growth & Income Portfolio	5,217

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Growth & Income Portfolio	26,395,924	43,891,711	21,563,895
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Growth & Income Portfolio	1,721
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Growth & Income Portfolio	9,461	2,403	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Growth & Income Portfolio	31,039,811
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $659.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Growth & Income Portfolio
Distributions to shareholders
Initial Class	$6,299,773	$54,004,149
Service Class	1,881,763	15,957,563
Service Class 2	17,466,492	147,831,162
Investor Class	7,402,507	62,574,153
Total	$33,050,535	$280,367,027
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Growth & Income Portfolio
Initial Class
Shares sold	1,597,404	2,145,365	$54,926,841	$70,105,307
Reinvestment of distributions	181,707	1,632,056	6,299,773	54,004,148
Shares redeemed	(1,609,988)	(3,386,240)	(55,521,489)	(110,985,723)
Net increase (decrease)	169,123	391,181	$5,705,125	$13,123,732
Service Class
Shares sold	99,475	157,436	$3,358,786	$5,096,833
Reinvestment of distributions	55,135	489,769	1,881,763	15,957,563
Shares redeemed	(282,864)	(588,384)	(9,566,881)	(19,118,294)
Net increase (decrease)	(128,254)	58,821	$(4,326,332)	$1,936,102
Service Class 2
Shares sold	654,839	3,421,499	$21,545,189	$103,222,529
Reinvestment of distributions	525,624	4,658,078	17,466,492	147,831,162
Shares redeemed	(3,306,213)	(8,443,187)	(108,861,479)	(273,416,152)
Net increase (decrease)	(2,125,750)	(363,610)	$(69,849,798)	$(22,362,461)
Investor Class
Shares sold	764,829	2,026,454	$26,030,539	$66,389,832
Reinvestment of distributions	215,252	1,905,516	7,402,507	62,574,153
Shares redeemed	(1,121,221)	(2,236,963)	(38,474,849)	(72,416,478)
Net increase (decrease)	(141,140)	1,695,007	$(5,041,803)	$56,547,507
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Growth & Income Portfolio	26	2	51
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Growth & Income Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.705698.128
VIPGI-SANN-0826
Fidelity® Variable Insurance Products:

VIP Dynamic Capital Appreciation Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Dynamic Capital Appreciation Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
BRAZIL - 1.9%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
MercadoLibre Inc (b)	1,490	2,529,111
Financials - 1.2%
Banks - 1.2%
NU Holdings Ltd/Cayman Islands Class A (b)	285,700	3,816,952
TOTAL BRAZIL		6,346,063
CANADA - 1.5%
Financials - 0.7%
Capital Markets - 0.7%
Brookfield Corp Class A (United States)	49,143	2,093,000
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (b)	400	145,920
Materials - 0.5%
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA (United States)	3,800	589,494
Franco-Nevada Corp	4,900	1,022,427
TOTAL MATERIALS		1,611,921
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp Class A (United States) (a)	25,500	946,560
TOTAL CANADA		4,797,401
GERMANY - 1.0%
Industrials - 1.0%
Electrical Equipment - 1.0%
Siemens Energy AG	16,400	3,126,521
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(d)	75,514	1
KOREA (SOUTH) - 3.1%
Information Technology - 3.1%
Semiconductors & Semiconductor Equipment - 1.6%
SK Hynix Inc	3,050	5,386,427
Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co Ltd	22,260	4,943,517
TOTAL KOREA (SOUTH)		10,329,944
NETHERLANDS - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV depository receipt	730	1,452,291
BE Semiconductor Industries NV	2,500	820,101
		2,272,392
Software - 0.2%
Nebius Group NV Class A (b)	2,700	745,659
TOTAL NETHERLANDS		3,018,051
NORWAY - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Frontline PLC	17,800	619,262
TAIWAN - 2.8%
Information Technology - 2.8%
Semiconductors & Semiconductor Equipment - 2.8%
Taiwan Semiconductor Manufacturing Co Ltd	68,000	5,372,719
Taiwan Semiconductor Manufacturing Co Ltd ADR	7,913	3,779,011

TOTAL TAIWAN		9,151,730
UNITED KINGDOM - 1.5%
Consumer Staples - 1.5%
Tobacco - 1.5%
British American Tobacco PLC	52,306	3,236,851
British American Tobacco PLC ADR	26,800	1,655,168
TOTAL CONSUMER STAPLES		4,892,019
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	5,700	180,975
TOTAL UNITED KINGDOM		5,072,994
UNITED STATES - 83.9%
Communication Services - 9.1%
Diversified Telecommunication Services - 0.3%
Space Exploration Technologies Corp (c)	6,405	1,094,358
Interactive Media & Services - 8.5%
Alphabet Inc Class A	35,123	12,551,907
Alphabet Inc Class C	20,560	7,264,464
Epic Games Inc (b)(d)(e)	156	68,865
Meta Platforms Inc Class A	14,200	7,998,718
		27,883,954
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	6,100	1,023,153
TOTAL COMMUNICATION SERVICES		30,001,465
Consumer Discretionary - 12.4%
Broadline Retail - 5.8%
Amazon.com Inc (b)	79,260	18,890,829
Diversified Consumer Services - 0.4%
Service Corp International/US	17,400	1,321,704
Hotels, Restaurants & Leisure - 2.5%
Carnival Corp Ltd	44,700	1,277,079
Domino's Pizza Inc	1,500	444,060
Marriott International Inc/MD Class A1	3,200	1,185,888
Planet Fitness Inc Class A (b)	33,700	1,758,129
Vail Resorts Inc (a)	14,000	1,906,100
Viking Holdings Ltd (b)	15,700	1,643,319
		8,214,575
Household Durables - 1.8%
DR Horton Inc	15,900	2,589,792
Lennar Corp Class A	12,800	1,158,272
PulteGroup Inc	3,300	452,793
Somnigroup International Inc	9,800	768,320
Toll Brothers Inc	5,000	823,750
		5,792,927
Specialty Retail - 1.9%
Home Depot Inc/The	9,700	3,420,996
Lowe's Cos Inc	11,500	2,535,635
Warby Parker Inc Class A (b)	12,024	364,808
		6,321,439
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc (b)	2,500	301,600
TOTAL CONSUMER DISCRETIONARY		40,843,074
Consumer Staples - 4.2%
Beverages - 2.0%
Constellation Brands Inc Class A	1,300	180,817
Keurig Dr Pepper Inc	196,700	6,437,991
		6,618,808
Consumer Staples Distribution & Retail - 0.2%
Sprouts Farmers Market Inc (b)	9,600	811,968
Food Products - 0.4%
JM Smucker Co	11,800	1,327,500
Household Products - 0.6%
Kimberly-Clark Corp (a)	16,700	1,833,159
Personal Care Products - 0.2%
Kenvue Inc	37,100	708,981
Tobacco - 0.8%
Philip Morris International Inc	13,667	2,472,497
TOTAL CONSUMER STAPLES		13,772,913
Energy - 4.9%
Energy Equipment & Services - 1.0%
Archrock Inc	25,500	1,038,105
Kodiak Gas Services Inc	9,300	698,709
WaterBridge Infrastructure LLC Class A (a)	40,900	1,401,643
		3,138,457
Oil, Gas & Consumable Fuels - 3.9%
Black Stone Minerals LP	26,583	371,365
Energy Transfer LP	85,100	1,627,112
Enterprise Products Partners LP	25,800	948,408
Exxon Mobil Corp	20,645	2,822,584
Marathon Petroleum Corp	6,900	1,764,123
MPLX LP	54,223	3,054,382
Shell PLC ADR	8,300	643,582
Viper Energy Inc Class A	39,500	1,674,800
		12,906,356
TOTAL ENERGY		16,044,813
Financials - 7.9%
Banks - 0.1%
Wells Fargo & Co	5,245	433,447
Capital Markets - 3.5%
Ares Management Corp Class A	2,100	233,751
Blue Owl Capital Inc Class A (a)	287,900	2,519,125
Cboe Global Markets Inc	4,500	1,092,015
Galaxy Digital Inc Class A (a)(b)	58,700	1,604,858
Intercontinental Exchange Inc	7,400	911,014
KKR & Co Inc Class A	6,700	614,926
Robinhood Markets Inc Class A (b)	44,400	4,452,432
		11,428,121
Financial Services - 3.2%
Apollo Global Management Inc	27,400	3,241,694
Mastercard Inc Class A	1,200	616,320
Rocket Cos Inc Class A (b)	132,600	2,088,450
UWM Holdings Corp Class A	378,790	867,429
Visa Inc Class A	10,820	3,712,234
		10,526,127
Insurance - 1.1%
Chubb Ltd	3,900	1,328,886
Travelers Companies Inc/The	3,600	1,188,432
W R Berkley Corp	16,800	1,184,904
		3,702,222
TOTAL FINANCIALS		26,089,917
Health Care - 6.8%
Biotechnology - 0.3%
Adamas Pharmaceuticals Inc rights (b)(d)	47,000	0
Beam Therapeutics Inc (a)(b)	14,800	507,936
Gilead Sciences Inc	2,600	328,484
Krystal Biotech Inc (b)	800	297,336
		1,133,756
Health Care Equipment & Supplies - 0.6%
Baxter International Inc	50,800	1,083,056
Boston Scientific Corp (b)	21,600	921,888
		2,004,944
Health Care Providers & Services - 1.6%
Cigna Group/The	4,300	1,185,424
Humana Inc	3,100	1,231,382
Quest Diagnostics Inc	4,500	953,775
UnitedHealth Group Inc	4,400	1,828,772
		5,199,353
Life Sciences Tools & Services - 2.3%
Bio-Techne Corp	7,200	508,680
Bruker Corp	26,000	1,564,680
Danaher Corp	11,200	2,133,376
Thermo Fisher Scientific Inc	6,200	3,108,432
		7,315,168
Pharmaceuticals - 2.0%
Eli Lilly & Co	4,600	5,517,378
Royalty Pharma PLC Class A	20,500	1,149,435
		6,666,813
TOTAL HEALTH CARE		22,320,034
Industrials - 9.7%
Aerospace & Defense - 2.2%
Anduril Industries Inc Class B (d)(e)	200	13,790
Boeing Co (b)	23,700	5,130,339
Carpenter Technology Corp	1,100	678,524
GE Aerospace	2,900	1,083,817
Huntington Ingalls Industries Inc	1,600	447,824
		7,354,294
Air Freight & Logistics - 0.5%
United Parcel Service Inc Class B	14,400	1,548,000
Building Products - 1.1%
A O Smith Corp	49,300	3,092,096
Carlisle Cos Inc	700	253,925
Owens Corning	2,100	333,816
		3,679,837
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares (United States)	12,700	467,232
Construction & Engineering - 0.3%
EMCOR Group Inc	1,200	995,856
Electrical Equipment - 1.0%
Bloom Energy Corp Class A (b)	500	151,350
GE Vernova Inc	2,375	2,790,293
Nextpower Inc Class A (b)	2,200	262,108
		3,203,751
Machinery - 4.2%
Allison Transmission Holdings Inc	53,400	6,020,316
Cummins Inc	1,200	855,852
Otis Worldwide Corp	42,100	3,014,360
PACCAR Inc	5,700	684,684
Westinghouse Air Brake Technologies Corp	12,400	3,343,040
		13,918,252
Professional Services - 0.3%
SS&C Technologies Holdings Inc	13,556	841,150
TOTAL INDUSTRIALS		32,008,372
Information Technology - 25.7%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (b)	900	355,023
Semiconductors & Semiconductor Equipment - 14.7%
Broadcom Inc	21,337	8,060,052
Cerebras Systems Inc Class A (b)	800	176,800
GlobalFoundries Inc	7,300	601,593
Micron Technology Inc	7,300	8,426,317
NVIDIA Corp	144,670	28,947,020
Penguin Solutions Inc (b)	6,600	501,666
Rambus Inc (b)	8,600	1,141,564
		47,855,012
Software - 3.5%
AppLovin Corp Class A (b)	600	309,138
Asapp Inc warrants 8/28/2028 (b)(d)(e)	61,925	16,100
Microsoft Corp	24,042	8,968,147
Nutanix Inc Class A (b)	4,100	208,936
Riot Platforms Inc (b)	36,500	999,370
Terawulf Inc (a)(b)	38,400	948,480
		11,450,171
Technology Hardware, Storage & Peripherals - 7.4%
Apple Inc	32,360	9,363,690
GPGI Inc Class A (a)	129,418	2,051,275
Seagate Technology Holdings PLC	5,750	5,548,750
Western Digital Corp	11,600	7,409,152
		24,372,867
TOTAL INFORMATION TECHNOLOGY		84,033,073
Materials - 1.6%
Chemicals - 0.8%
CF Industries Holdings Inc	6,600	714,516
LyondellBasell Industries NV Class A1	22,000	1,158,300
Mosaic Co/The	35,400	750,126
		2,622,942
Metals & Mining - 0.8%
Coeur Mining Inc	26,600	434,112
Newmont Corp	10,500	980,700
Royal Gold Inc	5,800	1,157,738
		2,572,550
TOTAL MATERIALS		5,195,492
Real Estate - 1.6%
Health Care REITs - 0.4%
Ventas Inc	14,900	1,323,120
Hotel & Resort REITs - 0.2%
Ryman Hospitality Properties Inc	5,100	655,605
Real Estate Management & Development - 0.4%
Compass Inc Class A (b)	67,600	833,508
Landbridge Co LLC Class A	4,700	372,428
		1,205,936
Specialized REITs - 0.6%
Millrose Properties Inc Class A	66,700	2,004,335
TOTAL REAL ESTATE		5,188,996
TOTAL UNITED STATES		275,498,149
TOTAL COMMON STOCKS (Cost $219,142,799)		317,960,116

Convertible Preferred Stocks - 1.2%
	Shares	Value ($)
UNITED STATES - 1.2%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(d)(e)	1,600	24,016
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	5,300	9,752
Industrials - 0.2%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series F (b)(d)(e)	5,252	362,125
Anduril Industries Inc Series G (b)(d)(e)	300	20,685
Anduril Industries Inc Series H (d)(e)	3,800	262,010
TOTAL INDUSTRIALS		644,820
Information Technology - 0.8%
Software - 0.8%
Anthropic PBC Series F (d)(e)	1,100	647,911
Anthropic PBC Series G (d)(e)	1,400	824,614
Anthropic PBC Series H (d)(e)	700	412,307
Asapp Inc Series C (b)(d)(e)	17,672	28,275
Asapp Inc Series D (b)(d)(e)	107,931	109,011
Canva Inc Series A (b)(d)(e)	85	108,004
Canva Inc Series A2 (b)(d)(e)	15	19,059
OpenAI Group Pbc Series A-2 (d)(e)	846	581,786
TOTAL INFORMATION TECHNOLOGY		2,730,967
Materials - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings Inc Series C2 (b)(d)(e)	3,438	94,545
Illuminated Holdings Inc Series C3 (b)(d)(e)	4,298	118,496
Illuminated Holdings Inc Series C4 (b)(d)(e)	1,252	34,668
Illuminated Holdings Inc Series C5 (b)(d)(e)	2,617	73,197
Illuminated Holdings Inc Series E2 (d)(e)	6,876	189,090
TOTAL MATERIALS		509,996
TOTAL UNITED STATES		3,919,551
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,648,900)		3,919,551

Fixed-Income Funds - 0.6%
	Shares	Value ($)
Blackstone Secured Lending Fund	22,653	537,102
Blue Owl Capital Corp	120,130	1,305,813
TOTAL FIXED-INCOME FUNDS (Cost $2,185,552)		1,842,915

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	4,767,120	4,768,073
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	5,383,769	5,384,308
TOTAL MONEY MARKET FUNDS (Cost $10,152,343)			10,152,381

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $234,129,594)	333,874,963
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(5,497,378)
NET ASSETS - 100.0%	328,377,585

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $1,094,358 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,018,306 or 1.2% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	20,416

Anduril Industries Inc Class B	6/16/2025	8,177

Anduril Industries Inc Series F	8/7/2024	114,161

Anduril Industries Inc Series G	4/17/2025	12,265

Anduril Industries Inc Series H	5/12/2026	262,020

Anthropic PBC Series F	8/18/2025	155,064

Anthropic PBC Series G	1/27/2026	362,791

Anthropic PBC Series H	5/28/2026	412,307

Asapp Inc Series C	4/30/2021	116,584

Asapp Inc Series D	8/29/2023	416,776

Asapp Inc warrants 8/28/2028	8/29/2023	0

Canva Inc Series A	9/22/2023	90,666

Canva Inc Series A2	9/22/2023	16,000

ElevateBio LLC Series C	3/9/2021	22,234

Epic Games Inc	3/29/2021	138,060

Illuminated Holdings Inc Series C2	7/7/2020	85,950

Illuminated Holdings Inc Series C3	7/7/2020	128,940

Illuminated Holdings Inc Series C4	1/8/2021	45,072

Illuminated Holdings Inc Series C5	6/16/2021	113,054

Illuminated Holdings Inc Series E2	6/14/2023 - 9/27/2023	115,600

OpenAI Group Pbc Series A-2	9/30/2024	159,000

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Space Exploration Technologies Corp	12/8/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	546,232	38,216,838	33,995,035	47,536	(29)	67	4,768,073	4,767,120	0.0%
Fidelity Securities Lending Cash Central Fund	4,523,524	45,878,176	45,017,392	11,263	-	-	5,384,308	5,383,769	0.0%
Total	5,069,756	84,095,014	79,012,427	58,799	(29)	67	10,152,381

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	30,001,465	28,838,242	1,094,358	68,865
Consumer Discretionary	43,372,185	43,372,185	-	-
Consumer Staples	18,664,932	15,428,081	3,236,851	-
Energy	16,664,075	16,664,075	-	-
Financials	31,999,869	31,999,869	-	-
Health Care	22,501,010	22,501,009	-	1
Industrials	35,134,893	31,994,582	3,126,521	13,790
Information Technology	106,678,718	90,959,955	15,702,663	16,100
Materials	6,807,413	6,807,413	-	-
Real Estate	5,188,996	5,188,996	-	-
Utilities	946,560	946,560	-	-

Convertible Preferred Stocks
Financials	24,016	-	-	24,016
Health Care	9,752	-	-	9,752
Industrials	644,820	-	-	644,820
Information Technology	2,730,967	-	-	2,730,967
Materials	509,996	-	-	509,996

Fixed-Income Funds	1,842,915	1,842,915	-	-

Money Market Funds	10,152,381	10,152,381	-	-
Total Investments in Securities:	333,874,963	306,696,263	23,160,393	4,018,307
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2026 ($)
Common Stocks	146,934	(2,820)	(45,358)	-	-	-	-	-	98,756	(48,178)
Convertible Preferred Stocks	2,058,767	-	909,411	1,152,718	(201,345)	-	-	-	3,919,551	1,409,844
Convertible Corporate Bonds	31,997	-	17,603	-	(49,600)	-	-	-	-	-
Preferred Securities	61,769	-	4,231	-	(66,000)	-	-	-	-	-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,816,777) - See accompanying schedule:
Unaffiliated issuers (cost $223,977,251)	$323,722,582
Fidelity Central Funds (cost $10,152,343)	10,152,381

Total Investment in Securities (cost $234,129,594)		$333,874,963
Cash		35,260
Foreign currency held at value (cost $4,192)		3,826
Receivable for investments sold		883,067
Receivable for fund shares sold		91,294
Dividends receivable		269,049
Distributions receivable from Fidelity Central Funds		14,183
Other receivables		39
Total assets		335,171,681
Liabilities
Payable for investments purchased	$1,175,869
Payable for fund shares redeemed	13,215
Accrued management fee	176,521
Distribution and service plan fees payable	4,332
Other payables and accrued expenses	40,359
Collateral on securities loaned	5,383,800
Total liabilities		6,794,096
Net Assets		$328,377,585
Net Assets consist of:
Paid in capital		$201,040,970
Total accumulated earnings (loss)		127,336,615
Net Assets		$328,377,585

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($32,631,942 ÷ 1,644,376 shares)		$19.84
Service Class :
Net Asset Value, offering price and redemption price per share ($1,022,688 ÷ 52,996 shares)		$19.30
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($20,517,776 ÷ 1,113,426 shares)		$18.43
Investor Class :
Net Asset Value, offering price and redemption price per share ($274,205,179 ÷ 13,898,747 shares)		$19.73
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$1,806,942
Income from Fidelity Central Funds (including $11,263 from security lending)		58,799
Security lending		1,970
Total income		1,867,711
Expenses
Management fee	$990,468
Distribution and service plan fees	24,043
Custodian fees and expenses	21,371
Independent trustees' fees and expenses	340
Audit fees	24,146
Legal	2,547
Miscellaneous	448
Total expenses		1,063,363
Net Investment income (loss)		804,348
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	27,435,202
Fidelity Central Funds	(29)
Foreign currency transactions	(8,445)
Total net realized gain (loss)		27,426,728
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	17,339,171
Fidelity Central Funds	67
Unfunded commitments	(42,836)
Assets and liabilities in foreign currencies	(582)
Total change in net unrealized appreciation (depreciation)		17,295,820
Net gain (loss)		44,722,548
Net increase (decrease) in net assets resulting from operations		$45,526,896
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$804,348	$1,049,974
Net realized gain (loss)	27,426,728	47,093,402
Change in net unrealized appreciation (depreciation)	17,295,820	(928,818)
Net increase (decrease) in net assets resulting from operations	45,526,896	47,214,558
Distributions to shareholders	(39,397,514)	(52,121,471)

Share transactions - net increase (decrease)	31,229,366	16,138,002
Total increase (decrease) in net assets	37,358,748	11,231,089

Net Assets
Beginning of period	291,018,837	279,787,748
End of period	$328,377,585	$291,018,837

Financial Highlights
VIP Dynamic Capital Appreciation Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.68	$20.12	$16.77	$13.72	$19.62	$17.36
Income from Investment Operations
Net investment income (loss) A,B	.06	.09	.02	.05	.07	.09 C
Net realized and unrealized gain (loss)	2.75	3.25	4.16	3.79	(3.87)	3.96
Total from investment operations	2.81	3.34	4.18	3.84	(3.80)	4.05
Distributions from net investment income	(.02)	(.11)	(.04)	(.06)	(.05)	(.11) D
Distributions from net realized gain	(2.63)	(3.67)	(.79)	(.73)	(2.05)	(1.67) D
Total distributions	(2.65)	(3.78)	(.83)	(.79)	(2.10)	(1.79) E
Net asset value, end of period	$19.84	$19.68	$20.12	$16.77	$13.72	$19.62
Total Return F,G,H	15.89%	18.79%	25.52%	29.07%	(20.87)%	24.63%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.61% K	.61%	.62%	.66%	.67%	.66%
Expenses net of fee waivers, if any	.61 % K	.61%	.62%	.65%	.66%	.66%
Expenses net of all reductions, if any	.61% K	.61%	.62%	.65%	.66%	.66%
Net investment income (loss)	.61% K	.46%	.11%	.32%	.45%	.51% C
Supplemental Data
Net assets, end of period (000 omitted)	$32,632	$31,110	$29,942	$25,072	$20,784	$30,029
Portfolio turnover rate L	92 % K	90%	61%	51%	55%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .18%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Dynamic Capital Appreciation Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.21	$19.73	$16.47	$13.49	$19.33	$17.13
Income from Investment Operations
Net investment income (loss) A,B	.05	.07	- C	.03	.05	.08 D
Net realized and unrealized gain (loss)	2.69	3.18	4.08	3.73	(3.80)	3.89
Total from investment operations	2.74	3.25	4.08	3.76	(3.75)	3.97
Distributions from net investment income	(.02)	(.10)	(.03)	(.04)	(.03)	(.09) E
Distributions from net realized gain	(2.63)	(3.67)	(.79)	(.73)	(2.05)	(1.67) E
Total distributions	(2.65)	(3.77)	(.82)	(.78) F	(2.09) F	(1.77) F
Net asset value, end of period	$19.30	$19.21	$19.73	$16.47	$13.49	$19.33
Total Return G,H,I	15.89%	18.69%	25.35%	28.93%	(20.94)%	24.47%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.71% L	.71%	.72%	.76%	.77%	.76%
Expenses net of fee waivers, if any	.71 % L	.71%	.72%	.75%	.76%	.76%
Expenses net of all reductions, if any	.71% L	.71%	.72%	.75%	.76%	.76%
Net investment income (loss)	.51% L	.36%	.01%	.22%	.35%	.42% D
Supplemental Data
Net assets, end of period (000 omitted)	$1,023	$699	$586	$479	$358	$445
Portfolio turnover rate M	92 % L	90%	61%	51%	55%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Dynamic Capital Appreciation Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.47	$19.11	$15.98	$13.11	$18.85	$16.74
Income from Investment Operations
Net investment income (loss) A,B	.03	.04	(.02)	.01	.03	.05 C
Net realized and unrealized gain (loss)	2.58	3.07	3.95	3.61	(3.70)	3.79
Total from investment operations	2.61	3.11	3.93	3.62	(3.67)	3.84
Distributions from net investment income	(.02)	(.07)	(.01)	(.02)	(.02)	(.05) D
Distributions from net realized gain	(2.63)	(3.67)	(.79)	(.73)	(2.05)	(1.67) D
Total distributions	(2.65)	(3.75) E	(.80)	(.75)	(2.07)	(1.73) E
Net asset value, end of period	$18.43	$18.47	$19.11	$15.98	$13.11	$18.85
Total Return F,G,H	15.81%	18.49%	25.19%	28.72%	(21.05)%	24.27%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.86% K	.86%	.87%	.91%	.92%	.91%
Expenses net of fee waivers, if any	.86 % K	.86%	.87%	.90%	.91%	.91%
Expenses net of all reductions, if any	.86% K	.86%	.87%	.90%	.91%	.91%
Net investment income (loss)	.36% K	.21%	(.14)%	.07%	.20%	.26% C
Supplemental Data
Net assets, end of period (000 omitted)	$20,518	$18,126	$16,936	$15,440	$13,739	$19,579
Portfolio turnover rate L	92 % K	90%	61%	51%	55%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.07)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Dynamic Capital Appreciation Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.59	$20.04	$16.71	$13.68	$19.56	$17.32
Income from Investment Operations
Net investment income (loss) A,B	.05	.07	.01	.04	.06	.08 C
Net realized and unrealized gain (loss)	2.74	3.25	4.14	3.77	(3.85)	3.93
Total from investment operations	2.79	3.32	4.15	3.81	(3.79)	4.01
Distributions from net investment income	(.02)	(.10)	(.03)	(.04)	(.04)	(.09) D
Distributions from net realized gain	(2.63)	(3.67)	(.79)	(.73)	(2.05)	(1.67) D
Total distributions	(2.65)	(3.77)	(.82)	(.78) E	(2.09)	(1.77) E
Net asset value, end of period	$19.73	$19.59	$20.04	$16.71	$13.68	$19.56
Total Return F,G,H	15.85%	18.72%	25.42%	28.92%	(20.88)%	24.46%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.69% K	.69%	.70%	.74%	.74%	.73%
Expenses net of fee waivers, if any	.69 % K	.69%	.70%	.73%	.74%	.73%
Expenses net of all reductions, if any	.69% K	.69%	.70%	.73%	.74%	.73%
Net investment income (loss)	.53% K	.38%	.03%	.24%	.38%	.44% C
Supplemental Data
Net assets, end of period (000 omitted)	$274,205	$241,084	$232,324	$187,650	$144,809	$203,577
Portfolio turnover rate L	92 % K	90%	61%	51%	55%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .10%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Dynamic Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$98,756	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	4.0 - 15.5 / 5.9	Increase
		Black scholes	Discount rate	4.2%	Increase
			Term	2.0	Increase
			Volatility	65.0%	Increase
Convertible Preferred Stocks	$3,919,551	Market approach	Transaction price	$12.76	Increase
			Discount rate	25.0%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	5.8 - 31.1 / 18.7	Increase
		Black scholes	Discount rate	4.2%	Increase
			Term	2.0 - 4.0 / 2.3	Increase
			Volatility	65.0% - 75.0% / 66.4%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$112,300,507
Gross unrealized depreciation	(12,812,412)
Net unrealized appreciation (depreciation)	$99,488,095
Tax cost	$234,386,868

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Dynamic Capital Appreciation Portfolio	140,378,774	153,322,943
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$430
Service Class 2	23,613
$24,043

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Dynamic Capital Appreciation Portfolio	2,332

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Dynamic Capital Appreciation Portfolio	7,352,556	11,433,508	2,723,464
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Dynamic Capital Appreciation Portfolio	184
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Dynamic Capital Appreciation Portfolio	1,416	597	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Dynamic Capital Appreciation Portfolio	2,573,073
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Dynamic Capital Appreciation Portfolio
Distributions to shareholders
Initial Class	$3,927,452	$5,562,893
Service Class	95,834	117,411
Service Class 2	2,553,623	3,288,895
Investor Class	32,820,605	43,152,272
Total	$39,397,514	$52,121,471
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Dynamic Capital Appreciation Portfolio
Initial Class
Shares sold	14,691	25,950	$280,686	$484,285
Reinvestment of distributions	221,390	306,666	3,927,452	5,562,893
Shares redeemed	(172,594)	(240,169)	(3,413,414)	(4,447,815)
Net increase (decrease)	63,487	92,447	$794,724	$1,599,363
Service Class
Shares sold	12,771	6,162	$209,150	$106,840
Reinvestment of distributions	5,442	6,452	93,931	114,702
Shares redeemed	(1,603)	(5,916)	(27,614)	(114,368)
Net increase (decrease)	16,610	6,698	$275,467	$107,174
Service Class 2
Shares sold	43,617	54,091	$786,911	$937,645
Reinvestment of distributions	154,859	192,731	2,553,623	3,288,895
Shares redeemed	(66,285)	(151,878)	(1,178,265)	(2,640,364)
Net increase (decrease)	132,191	94,944	$2,162,269	$1,586,176
Investor Class
Shares sold	338,178	401,334	$6,452,553	$7,439,848
Reinvestment of distributions	1,859,524	2,390,610	32,820,605	43,152,273
Shares redeemed	(608,447)	(2,076,856)	(11,276,252)	(37,746,832)
Net increase (decrease)	1,589,255	715,088	$27,996,906	$12,845,289
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Dynamic Capital Appreciation Portfolio	93
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Dynamic Capital Appreciation Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.761772.125
VIPDCA-SANN-0826
Fidelity® Variable Insurance Products:

VIP Balanced Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Balanced Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 64.6%
	Shares	Value ($)
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	67,117	20,092,226
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	10,300	1,156,896
CANADA - 0.5%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc	10,600	768,850
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Athabasca Oil Corp (b)	1,450,900	10,455,278
Imperial Oil Ltd	163,100	18,315,041
South Bow Corp (United States) (c)	75,500	2,660,620
TOTAL ENERGY		31,430,939
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	29,000	1,750,440
Information Technology - 0.0%
IT Services - 0.0%
Shopify Inc Class A (United States) (b)	18,800	2,146,584
Materials - 0.1%
Chemicals - 0.0%
Nutrien Ltd (United States)	25,700	1,617,815
Metals & Mining - 0.1%
Altius Minerals Corp	68,000	3,045,556
Standard Lithium Ltd (b)	103,000	281,784
Teck Resources Ltd Class B (United States)	11,100	660,006
		3,987,346
TOTAL MATERIALS		5,605,161
TOTAL CANADA		41,701,974
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	31,000	1,049,040
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	30,500	1,312,415
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
AIXTRON SE	20,900	1,256,583
TOTAL GERMANY		2,568,998
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	147,200	4,987,136
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	3,600	6,357,750
NETHERLANDS - 0.3%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	10,500	9,741,585
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASM International NV	900	1,028,854
ASML Holding NV depository receipt	3,100	6,167,264
NXP Semiconductors NV	37,623	10,573,192
TOTAL INFORMATION TECHNOLOGY		17,769,310
TOTAL NETHERLANDS		27,510,895
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	107,200	2,271,988
SWEDEN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	53,999	2,572,879
TAIWAN - 1.1%
Industrials - 0.0%
Electrical Equipment - 0.0%
Bizlink Holding Inc	11,000	675,110
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.2%
Chroma ATE Inc	87,000	6,055,150
Delta Electronics Inc	159,000	10,001,029
Elite Material Co Ltd	1,000	173,144
		16,229,323
Semiconductors & Semiconductor Equipment - 0.9%
Jentech Precision Industrial Co Ltd	15,000	1,649,967
Taiwan Semiconductor Manufacturing Co Ltd	389,000	30,735,112
Taiwan Semiconductor Manufacturing Co Ltd ADR	97,100	46,372,047
		78,757,126
TOTAL INFORMATION TECHNOLOGY		94,986,449
TOTAL TAIWAN		95,661,559
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (b)(e)(f)	28	0
Consumer Staples - 0.1%
Beverages - 0.0%
Diageo PLC	48,300	972,767
Tobacco - 0.1%
British American Tobacco PLC ADR	137,400	8,485,824
TOTAL CONSUMER STAPLES		9,458,591
Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd (b)(e)(f)	756,521	2,117,358
Insurance - 0.1%
Hiscox Ltd	222,054	5,440,219
TOTAL FINANCIALS		7,557,577
TOTAL UNITED KINGDOM		17,016,168
UNITED STATES - 62.1%
Communication Services - 6.9%
Diversified Telecommunication Services - 0.2%
Space Exploration Technologies Corp (d)	92,195	15,752,438
Space Exploration Technologies Corp (d)	1,500	243,475
		15,995,913
Entertainment - 0.9%
Lionsgate Studios Corp (b)	320,600	4,908,386
Live Nation Entertainment Inc (b)	34,400	6,298,984
Netflix Inc (b)	341,600	24,390,240
ROBLOX Corp Class A (b)	158,900	8,640,982
Spotify Technology SA (b)	7,900	3,627,127
Take-Two Interactive Software Inc (b)	37,618	9,403,748
TKO Group Holdings Inc Class A	19,800	3,985,938
Walt Disney Co/The	192,900	18,566,625
Warner Bros Discovery Inc (b)	137,900	3,676,414
		83,498,444
Interactive Media & Services - 5.7%
Alphabet Inc Class A	1,153,572	412,252,026
Alphabet Inc Class C	21,100	7,455,263
Epic Games Inc (b)(e)(f)	1,812	799,889
Meta Platforms Inc Class A	162,242	91,389,296
		511,896,474
Media - 0.1%
Fox Corp Class A	29,400	1,533,504
Fox Corp Class B	60,100	2,815,084
Magnite Inc (b)	172,249	3,269,286
Paramount Skydance Corp Class B	41,500	409,190
Trade Desk Inc (The) Class A (b)	37,900	685,232
		8,712,296
TOTAL COMMUNICATION SERVICES		620,103,127
Consumer Discretionary - 6.1%
Automobiles - 1.2%
General Motors Co	98,760	7,612,421
Tesla Inc (b)	237,600	99,934,560
Waymo LLC Class B (e)(f)	1,800	295,776
		107,842,757
Broadline Retail - 2.7%
Amazon.com Inc (b)	1,010,700	240,890,238
Distributors - 0.0%
Genuine Parts Co	5,400	637,092
LKQ Corp	99,800	2,627,734
		3,264,826
Diversified Consumer Services - 0.1%
Service Corp International/US	86,600	6,578,136
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (b)	60,800	8,700,480
Booking Holdings Inc	74,680	13,310,963
Carnival Corp Ltd	207,900	5,939,703
Chipotle Mexican Grill Inc (b)	171,900	5,844,600
Churchill Downs Inc	47,400	4,248,936
Domino's Pizza Inc	16,200	4,795,848
DoorDash Inc Class A (b)	21,300	3,930,489
DraftKings Inc Class A (b)	129,000	3,258,540
Expedia Group Inc Class A	11,900	3,044,972
Marriott International Inc/MD Class A1	30,400	11,265,936
Red Rock Resorts Inc Class A (c)	26,800	1,743,608
Starbucks Corp	76,100	7,776,659
Wingstop Inc	14,200	2,462,422
Wyndham Hotels & Resorts Inc	50,000	4,210,500
Wynn Resorts Ltd	11,300	1,097,117
Yum! Brands Inc	56,800	9,080,048
		90,710,821
Household Durables - 0.1%
PulteGroup Inc	58,400	8,013,064
Somnigroup International Inc	46,400	3,637,760
		11,650,824
Specialty Retail - 0.9%
Bath & Body Works Inc	82,000	1,896,660
Bob's Discount Furniture Inc	103,700	1,640,534
Dick's Sporting Goods Inc	14,600	3,311,426
Floor & Decor Holdings Inc Class A (b)	54,100	3,211,376
Home Depot Inc/The	50,508	17,813,161
Lithia Motors Inc	11,000	3,195,390
Lowe's Cos Inc	138,200	30,471,718
Ross Stores Inc	63,800	13,579,830
Valvoline Inc (b)(c)	65,300	2,581,962
		77,702,057
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	158,430	6,503,552
PVH Corp	33,300	2,472,858
		8,976,410
TOTAL CONSUMER DISCRETIONARY		547,616,069
Consumer Staples - 2.8%
Beverages - 0.9%
Coca-Cola Co/The	532,300	43,260,022
Constellation Brands Inc Class A	19,500	2,712,255
Keurig Dr Pepper Inc	405,817	13,282,390
Monster Beverage Corp (b)	61,352	5,897,154
PepsiCo Inc	85,800	11,617,320
		76,769,141
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings Inc (b)	44,700	3,898,734
Costco Wholesale Corp	37,240	34,836,903
Kroger Co/The	64,300	3,570,579
Target Corp	47,200	6,164,792
Walmart Inc	347,700	39,380,502
		87,851,510
Food Products - 0.2%
Bunge Global SA	18,400	1,963,832
McCormick & Co Inc/MD	28,600	1,442,012
Mondelez International Inc	180,800	10,457,472
		13,863,316
Household Products - 0.4%
Colgate-Palmolive Co	42,900	3,933,072
Procter & Gamble Co/The	246,000	36,073,440
		40,006,512
Personal Care Products - 0.1%
Kenvue Inc	600,100	11,467,910
Tobacco - 0.2%
Philip Morris International Inc	106,000	19,176,460
TOTAL CONSUMER STAPLES		249,134,849
Energy - 1.5%
Energy Equipment & Services - 0.0%
SLB Ltd	67,900	3,156,671
Oil, Gas & Consumable Fuels - 1.5%
Chevron Corp	92,800	15,382,528
ConocoPhillips	151,700	15,770,732
Exxon Mobil Corp	498,600	68,168,592
Murphy Oil Corp	31,800	1,035,408
Phillips 66	50,800	8,587,740
Shell PLC ADR	117,200	9,087,688
Sunoco LP	25,700	1,734,750
Valero Energy Corp	56,400	14,688,816
		134,456,254
TOTAL ENERGY		137,612,925
Financials - 7.4%
Banks - 2.4%
Bank of America Corp	1,143,686	65,167,228
BOK Financial Corp	25,600	3,555,328
Citigroup Inc	186,200	26,060,552
JPMorgan Chase & Co	70,385	23,039,122
KeyCorp	336,455	7,755,288
M&T Bank Corp	29,460	7,011,775
Truist Financial Corp	178,900	8,912,798
UMB Financial Corp	24,791	3,539,163
US Bancorp	223,720	13,512,688
Wells Fargo & Co	657,710	54,353,154
		212,907,096
Capital Markets - 1.8%
Blackrock Inc	17,720	17,038,843
Blue Owl Capital Inc Class A	433,400	3,792,250
Carlyle Group Inc/The	100,700	4,240,477
Charles Schwab Corp/The	445,781	41,132,214
Evercore Inc Class A	18,000	6,145,920
Intercontinental Exchange Inc	87,431	10,763,630
KKR & Co Inc Class A	290,300	26,643,734
Lincoln International Inc Class A	61,400	1,465,618
MarketAxess Holdings Inc	33,719	3,826,769
Moody's Corp	25,000	11,323,000
Nasdaq Inc	119,700	9,434,754
State Street Corp	105,222	17,845,651
StepStone Group Inc rights 12/31/2038 (b)(e)	2,750	172,920
Virtu Financial Inc Class A	137,824	8,210,176
		162,035,956
Consumer Finance - 0.2%
Capital One Financial Corp	87,100	17,474,002
SLM Corp	151,651	3,933,827
		21,407,829
Financial Services - 1.8%
Apollo Global Management Inc	101,629	12,023,727
Berkshire Hathaway Inc Class A (b)	14	10,483,900
Berkshire Hathaway Inc Class B (b)	34,990	17,508,646
Corebridge Financial Inc	332,600	9,522,338
Corpay Inc (b)	30,800	10,264,716
Global Payments Inc	108,300	7,858,248
Mastercard Inc Class A	188,869	97,003,118
		164,664,693
Insurance - 1.2%
American Financial Group Inc/OH	45,927	6,427,024
Arthur J Gallagher & Co	78,165	17,944,339
Baldwin Insurance Group Inc/The Class A (b)	278,900	7,413,162
Brown & Brown Inc	218,500	14,016,775
Chubb Ltd	82,792	28,210,547
Fidelity National Financial Inc	79,030	3,727,055
Hartford Insurance Group Inc/The	50,641	6,710,945
Reinsurance Group of America Inc	65,200	13,864,780
Unum Group	65,568	5,861,779
		104,176,406
TOTAL FINANCIALS		665,191,980
Health Care - 5.4%
Biotechnology - 0.9%
AbbVie Inc	76,410	19,227,812
Biogen Inc (b)	17,022	3,677,773
Cogent Biosciences Inc (b)	117,200	4,535,640
Dianthus Therapeutics Inc (b)	18,500	1,803,380
Gilead Sciences Inc	193,004	24,384,126
Intellia Therapeutics Inc (b)(c)	70,300	1,189,476
Kymera Therapeutics Inc (b)	20,319	2,329,980
Legend Biotech Corp ADR (b)	52,400	1,513,312
Moderna Inc (b)	80,700	5,651,421
Natera Inc (b)	14,600	3,963,170
Oruka Therapeutics Inc (b)	9,200	875,564
Praxis Precision Medicines Inc (b)	4,400	1,473,076
Revolution Medicines Inc (b)	16,000	2,996,480
Roivant Sciences Ltd (b)	63,500	2,247,265
Travere Therapeutics Inc (b)	37,600	2,136,056
Vaxcyte Inc (b)	56,700	3,295,971
		81,300,502
Health Care Equipment & Supplies - 0.4%
Edwards Lifesciences Corp (b)	186,200	16,843,652
Intuitive Surgical Inc (b)	35,044	13,936,298
Shoulder Innovations Inc	68,600	1,391,208
Stryker Corp (c)	20,704	6,518,447
		38,689,605
Health Care Providers & Services - 1.1%
Cencora Inc	39,536	11,187,897
CVS Health Corp	261,250	27,026,313
Elevance Health Inc	46,100	17,828,253
Guardant Health Inc (b)	34,200	5,131,025
UnitedHealth Group Inc	88,774	36,897,138
		98,070,626
Life Sciences Tools & Services - 0.6%
Agilent Technologies Inc	89,800	11,928,134
Bruker Corp	46,400	2,792,352
Danaher Corp	89,823	17,109,485
Thermo Fisher Scientific Inc	7,710	3,865,486
Waters Corp (b)	24,900	9,338,496
West Pharmaceutical Services Inc	27,000	9,693,000
		54,726,953
Pharmaceuticals - 2.4%
Amylyx Pharmaceuticals Inc (b)	118,600	2,130,056
Axsome Therapeutics Inc (b)	6,200	1,517,574
Elanco Animal Health Inc (b)	357,576	8,799,945
Eli Lilly & Co	86,532	103,789,077
Enliven Therapeutics Inc (b)	31,100	1,578,325
Jazz Pharmaceuticals PLC (b)	49,800	12,000,306
Johnson & Johnson	137,007	34,795,668
Merck & Co Inc	307,500	39,513,750
Roche Holding AG	17,030	7,014,337
		211,139,038
TOTAL HEALTH CARE		483,926,724
Industrials - 6.0%
Aerospace & Defense - 1.9%
Beta Technologies Inc Class A (b)	46,353	776,413
Boeing Co (b)	112,647	24,384,696
GE Aerospace	149,489	55,868,524
Howmet Aerospace Inc	103,500	27,827,010
Lockheed Martin Corp	30,570	15,574,192
Northrop Grumman Corp	19,070	9,712,542
RTX Corp	45,377	8,609,378
TransDigm Group Inc	10,300	13,720,012
		156,472,767
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	8,900	1,676,226
FedEx Corp	17,000	5,323,210
		6,999,436
Building Products - 0.4%
Trane Technologies PLC	77,294	37,963,721
Commercial Services & Supplies - 0.2%
Cintas Corp	46,400	7,891,712
Republic Services Inc	43,700	9,311,596
		17,203,308
Construction & Engineering - 0.2%
MasTec Inc (b)	2,100	873,726
Quanta Services Inc	23,600	16,992,944
		17,866,670
Electrical Equipment - 0.9%
AMETEK Inc	81,453	19,706,739
Eaton Corp PLC	41,600	17,726,592
Fluence Energy Inc Class A (b)	5,600	111,328
GE Vernova Inc	37,397	43,936,239
Nextpower Inc Class A (b)	7,600	905,464
		82,386,362
Ground Transportation - 0.4%
CSX Corp	200,462	9,527,959
Fedex Freight Holding Co Inc	8,500	1,283,500
Old Dominion Freight Line Inc	49,700	10,765,020
Uber Technologies Inc (b)	162,300	11,711,568
Union Pacific Corp	21,500	5,848,000
		39,136,047
Machinery - 1.7%
Caterpillar Inc	43,700	46,536,130
Cummins Inc	36,600	26,103,486
Dover Corp	42,900	9,621,612
Ingersoll Rand Inc	95,700	7,846,443
PACCAR Inc	125,900	15,123,108
Parker-Hannifin Corp	37,201	36,387,042
Westinghouse Air Brake Technologies Corp	43,000	11,592,800
		153,210,621
Professional Services - 0.1%
TransUnion	148,400	10,705,576
Trading Companies & Distributors - 0.1%
Fastenal Co	121,700	5,845,251
United Rentals Inc	5,600	6,344,184
		12,189,435
TOTAL INDUSTRIALS		534,133,943
Information Technology - 22.4%
Communications Equipment - 1.0%
Arista Networks Inc (b)	262,774	44,640,047
Cisco Systems Inc	295,852	34,750,776
Lumentum Holdings Inc (b)	4,700	4,032,882
Motorola Solutions Inc	11,000	4,568,190
		87,991,895
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	152,483	26,885,803
Coherent Corp (b)	11,200	4,418,064
Corning Inc	82,100	20,970,803
Flex Ltd (b)	14,600	2,366,222
Keysight Technologies Inc (b)	5,900	2,065,412
		56,706,304
Semiconductors & Semiconductor Equipment - 12.4%
Advanced Micro Devices Inc (b)	134,000	77,841,940
Applied Materials Inc	50,800	36,728,400
Axcelis Technologies Inc (b)	6,200	1,174,590
Broadcom Inc	411,825	155,566,894
Cerebras Systems Inc Class A (b)	18,900	4,176,900
Cerebras Systems Inc Class B (d)	1,000	221,000
Intel Corp (b)	368,600	51,467,618
KLA Corp	100,000	30,171,000
Lam Research Corp	123,600	53,559,588
MACOM Technology Solutions Holdings Inc (b)	42,200	16,051,614
Marvell Technology Inc	69,872	20,814,170
Micron Technology Inc	111,000	128,126,190
Monolithic Power Systems Inc	3,800	5,252,968
NVIDIA Corp	2,433,886	486,996,250
Rambus Inc (b)	61,100	8,110,414
SiTime Corp (b)	17,400	12,972,744
Teradyne Inc	16,500	7,983,360
Veeco Instruments Inc (b)	5,500	416,900
		1,097,632,540
Software - 4.0%
Cadence Design Systems Inc (b)	56,361	21,153,411
Canva Inc Class A (b)(e)(f)	800	1,016,504
Crowdstrike Holdings Inc Class A (b)	26,700	20,375,838
Datadog Inc Class A (b)	195,200	50,822,272
Microsoft Corp	561,100	209,301,522
Oracle Corp	3,659	536,226
Palantir Technologies Inc Class A (b)	49,000	5,716,830
Palo Alto Networks Inc (b)	81,900	27,929,538
Synopsys Inc (b)	40,300	17,976,621
		354,828,762
Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc	1,191,963	344,906,414
Sandisk Corp (b)	1,200	2,728,476
Seagate Technology Holdings PLC	33,400	32,231,000
Western Digital Corp	20,700	13,221,504
		393,087,394
TOTAL INFORMATION TECHNOLOGY		1,990,246,895
Materials - 1.1%
Chemicals - 0.7%
Air Products and Chemicals Inc	18,303	5,366,074
Albemarle Corp	28,300	3,821,349
Balchem Corp	6,200	1,047,490
Corteva Inc	72,000	6,097,680
Dow Inc	51,000	1,395,360
Ecolab Inc	29,100	8,107,551
Linde PLC	44,370	23,025,368
LyondellBasell Industries NV Class A1	35,400	1,863,810
Sherwin-Williams Co/The	15,300	5,268,096
Solstice Advanced Materials Inc	25,700	2,277,020
		58,269,798
Construction Materials - 0.1%
CRH PLC	42,700	4,568,900
James Hardie Industries PLC (b)	112,100	2,934,778
Martin Marietta Materials Inc	9,484	5,469,423
		12,973,101
Containers & Packaging - 0.0%
Packaging Corp of America	5,100	1,215,228
Smurfit Westrock PLC	86,400	3,996,864
		5,212,092
Metals & Mining - 0.3%
Freeport-McMoRan Inc	129,251	8,128,595
Newmont Corp	88,000	8,219,200
Nucor Corp	32,000	7,128,000
		23,475,795
TOTAL MATERIALS		99,930,786
Real Estate - 1.2%
Health Care REITs - 0.2%
Ventas Inc	209,527	18,605,998
Industrial REITs - 0.1%
Prologis Inc	73,163	9,911,392
Terreno Realty Corp	29,339	1,900,287
		11,811,679
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	97,940	1,207,599
CoStar Group Inc (b)	31,330	887,265
Jones Lang LaSalle Inc (b)	16,170	5,011,892
		7,106,756
Residential REITs - 0.1%
Camden Property Trust	84,054	9,623,343
Invitation Homes Inc	74,283	2,244,089
		11,867,432
Retail REITs - 0.1%
Acadia Realty Trust	111,958	2,341,042
Federal Realty Investment Trust	18,160	2,241,670
Macerich Co/The	294,530	7,419,211
		12,001,923
Specialized REITs - 0.6%
American Tower Corp	63,935	10,457,848
Equinix Inc	13,859	14,446,483
Extra Space Storage Inc	50,831	7,385,744
Iron Mountain Inc	45,390	5,733,211
SBA Communications Corp Class A	11,340	2,001,056
VICI Properties Inc	154,450	4,100,648
		44,124,990
TOTAL REAL ESTATE		105,518,778
Utilities - 1.3%
Electric Utilities - 0.9%
Alliant Energy Corp	61,700	4,707,093
American Electric Power Co Inc	68,000	9,303,080
Constellation Energy Corp	30,178	7,495,310
Duke Energy Corp	57,100	7,227,718
Entergy Corp	59,066	6,784,321
Evergy Inc	45,000	3,889,350
NextEra Energy Inc	203,004	17,817,661
NRG Energy Inc	42,700	6,236,762
PG&E Corp	266,419	4,481,168
Pinnacle West Capital Corp	16,700	1,786,899
PPL Corp	123,700	4,496,495
Southern Co/The	42,346	4,052,936
Xcel Energy Inc	81,100	6,512,330
		84,791,123
Independent Power and Renewable Electricity Producers - 0.1%
Fervo Energy Co Class A (b)(c)	17,500	511,525
Vistra Corp	38,719	6,141,995
		6,653,520
Multi-Utilities - 0.3%
Ameren Corp	44,600	5,041,584
CenterPoint Energy Inc	118,000	5,196,720
Dominion Energy Inc	76,100	5,196,869
NiSource Inc	94,600	4,498,230
Sempra	78,096	7,240,280
		27,173,683
TOTAL UTILITIES		118,618,326
TOTAL UNITED STATES		5,552,034,402
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	22,500	614,595
TOTAL COMMON STOCKS (Cost $2,850,594,137)		5,775,596,506

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(e)(f)	21,701	6,891,370
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(e)(f)	6,283	1,257,968
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(e)(f)	65,770	833,964
UNITED STATES - 0.5%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (b)(e)(f)	5,806	954,042
Waymo LLC Series D-2 (e)(f)	6,400	1,051,648
TOTAL CONSUMER DISCRETIONARY		2,005,690
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (b)(e)(f)	20,155	5,240
ABL Space Systems Co Series A9 (b)(e)(f)	9,157	2,381
Anduril Industries Inc Series H (e)(f)	7,700	530,915
TOTAL INDUSTRIALS		538,536
Information Technology - 0.5%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (b)(e)(f)	60,816	1,564,188
IT Services - 0.0%
Gupshup Inc (b)(e)(f)	59,838	358,429
Software - 0.5%
Algolia Inc Series D (b)(e)(f)	28,064	449,866
Anthropic PBC Series F (e)(f)	8,400	4,947,684
Anthropic PBC Series G (e)(f)	23,600	13,900,636
Anthropic PBC Series H (e)(f)	18,500	10,896,685
Databricks Inc Series G (b)(e)(f)	4,461	888,274
Databricks Inc Series H (b)(e)(f)	18,642	3,711,995
Databricks Inc Series L (e)(f)	1,499	298,481
OpenAI Group Pbc Series A-2 (e)(f)	2,312	1,589,939
OpenAI Group Pbc Series A-3 (e)(f)	268	184,301
OpenAI Group Pbc Series C (e)(f)	395	271,638
Skyryse Inc Series B (b)(e)(f)	50,000	1,161,500
World Labs Technologies Inc Series C (e)(f)	4,300	1,348,351
World Labs Technologies Inc Series C PRIME (e)(f)	5,095	1,710,952
		41,360,302
TOTAL INFORMATION TECHNOLOGY		43,282,919
TOTAL UNITED STATES		45,827,145
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $36,431,641)		54,810,447

Fixed-Income Funds - 33.9%
	Shares	Value ($)
Fidelity VIP Investment Grade Central Fund (g) (Cost $3,272,656,046)	32,588,676	3,031,072,772

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(e)(f) (Cost $1,571,886)	87,327	508,243

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/6/2026 (i)	3.63	2,030,000	2,022,662
US Treasury Bills 0% 9/17/2026 (i)	3.69	880,000	873,049
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,895,716)			2,895,711

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	70,861,402	70,875,575
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	14,547,020	14,548,475
TOTAL MONEY MARKET FUNDS (Cost $85,423,218)			85,424,050

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $6,249,572,644)	8,950,307,729
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(11,889,068)
NET ASSETS - 100.0%	8,938,418,661

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	84	9/2026	31,702,650	376,017

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $16,216,913 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Level 3 security.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,548,217 or 0.7% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,129,491.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/2021	799,967

ABL Space Systems Co Series A9	10/22/2021	556,752

Algolia Inc Series D	7/23/2021	820,733

Anduril Industries Inc Series H	5/12/2026	530,936

Anthropic PBC Series F	8/18/2025	1,184,128

Anthropic PBC Series G	1/27/2026	6,115,619

Anthropic PBC Series H	5/28/2026	10,896,676

Astranis Space Technologies Corp Series C	3/19/2021	1,333,143

Bolt Technology OU Series E	1/3/2022	1,632,301

Bytedance Ltd Series E1	11/18/2020	2,377,869

Canva Inc Class A	8/19/2025 - 11/12/2025	1,316,912

Cazoo Group Ltd	3/28/2021	455,871

Checkr Inc Series E	8/24/2021	1,571,886

Databricks Inc Series G	2/1/2021	263,746

Databricks Inc Series H	8/31/2021	1,369,891

Databricks Inc Series L	12/18/2025	284,810

Epic Games Inc	3/29/2021	1,603,620

Gupshup Inc	6/8/2021	1,368,208

OpenAI Group Pbc Series A-2	9/30/2024	434,455

OpenAI Group Pbc Series A-3	8/4/2025	82,500

OpenAI Group Pbc Series C	3/27/2026	271,636

Skyryse Inc Series B	10/21/2021	1,233,999

Starling Bank Ltd	6/18/2021	1,352,573

Waymo LLC Class B	4/22/2026	295,768

Waymo LLC Series C2	10/18/2024	454,037

Waymo LLC Series D-2	2/2/2026	1,051,622

World Labs Technologies Inc Series C	2/17/2026	1,119,026

World Labs Technologies Inc Series C PRIME	2/17/2026	1,723,690

Xsight Labs Ltd Series D	2/16/2021	525,897

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc Class B	11/10/2026

Space Exploration Technologies Corp	12/8/2026

Space Exploration Technologies Corp	12/8/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	92,285,841	693,353,565	714,762,610	1,436,571	(1,545)	324	70,875,575	70,861,402	0.1%
Fidelity Securities Lending Cash Central Fund	3,736,977	125,647,524	114,836,026	33,848	-	-	14,548,475	14,547,020	0.0%
Fidelity VIP Investment Grade Central Fund	2,901,191,282	216,410,387	50,539,969	62,940,417	(359,474)	(35,629,454)	3,031,072,772	32,588,676	88.2%
Total	2,997,214,100	1,035,411,476	880,138,605	64,410,836	(361,019)	(35,629,130)	3,116,496,822

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	620,103,127	603,307,325	15,995,913	799,889
Consumer Discretionary	550,746,374	550,450,598	-	295,776
Consumer Staples	258,593,440	257,620,673	972,767	-
Energy	171,315,852	169,043,864	2,271,988	-
Financials	672,749,557	670,459,279	-	2,290,278
Health Care	523,070,990	523,070,990	-	-
Industrials	534,809,053	534,133,943	675,110	-
Information Technology	2,112,763,571	2,056,553,915	55,193,152	1,016,504
Materials	107,307,438	107,307,438	-	-
Real Estate	105,518,778	105,518,778	-	-
Utilities	118,618,326	118,618,326	-	-

Convertible Preferred Stocks
Communication Services	6,891,370	-	-	6,891,370
Consumer Discretionary	2,005,690	-	-	2,005,690
Industrials	538,536	-	-	538,536
Information Technology	45,374,851	-	-	45,374,851

Fixed-Income Funds	3,031,072,772	3,031,072,772	-	-

Non-Convertible Preferred Stocks
Industrials	508,243	-	-	508,243

U.S. Treasury Obligations	2,895,711	-	2,895,711	-

Money Market Funds	85,424,050	85,424,050	-	-
Total Investments in Securities:	8,950,307,729	8,812,581,951	78,004,641	59,721,137
Derivative Instruments:

Assets
Futures Contracts	376,017	376,017	-	-
Total Assets	376,017	376,017	-	-
Total Derivative Instruments:	376,017	376,017	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	376,017	-
Total Equity Risk	376,017	-
Total Value of Derivatives	376,017	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,097,221) - See accompanying schedule:
Unaffiliated issuers (cost $2,891,493,380)	$5,833,810,907
Fidelity Central Funds (cost $3,358,079,264)	3,116,496,822

Total Investment in Securities (cost $6,249,572,644)		$8,950,307,729
Foreign currency held at value (cost $7,320)		7,314
Receivable for investments sold		14,405,611
Receivable for fund shares sold		4,954,702
Dividends receivable		3,222,581
Interest receivable		1,976
Distributions receivable from Fidelity Central Funds		321,667
Receivable for variation margin on futures contracts		201,600
Other receivables		6,772
Total assets		8,973,429,952
Liabilities
Payable to custodian bank	$446,834
Payable for investments purchased	14,179,263
Payable for fund shares redeemed	1,788,887
Accrued management fee	3,252,630
Distribution and service plan fees payable	721,366
Other payables and accrued expenses	73,836
Collateral on securities loaned	14,548,475
Total liabilities		35,011,291
Net Assets		$8,938,418,661
Net Assets consist of:
Paid in capital		$5,652,465,359
Total accumulated earnings (loss)		3,285,953,302
Net Assets		$8,938,418,661

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($330,208,280 ÷ 11,893,215 shares)		$27.76
Service Class :
Net Asset Value, offering price and redemption price per share ($41,725,549 ÷ 1,521,799 shares)		$27.42
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($3,484,601,544 ÷ 131,168,433 shares)		$26.57
Investor Class :
Net Asset Value, offering price and redemption price per share ($5,081,883,288 ÷ 185,703,662 shares)		$27.37
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$27,137,112
Interest		73,614
Income from Fidelity Central Funds (including $33,848 from security lending)		64,410,836
Security lending		3,193
Total income		91,624,755
Expenses
Management fee	$18,854,997
Distribution and service plan fees	4,164,937
Custodian fees and expenses	110,731
Independent trustees' fees and expenses	9,574
Audit fees	42,269
Legal	13,497
Miscellaneous	15,001
Total expenses		23,211,006
Net Investment income (loss)		68,413,749
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $459)	534,516,327
Fidelity Central Funds	(361,019)
Foreign currency transactions	(323,804)
Futures contracts	4,106,103
Total net realized gain (loss)		537,937,607
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	283,671,592
Fidelity Central Funds	(35,629,130)
Assets and liabilities in foreign currencies	(18,361)
Futures contracts	362,555
Total change in net unrealized appreciation (depreciation)		248,386,656
Net gain (loss)		786,324,263
Net increase (decrease) in net assets resulting from operations		$854,738,012
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,413,749	$135,756,020
Net realized gain (loss)	537,937,607	420,030,247
Change in net unrealized appreciation (depreciation)	248,386,656	553,873,339
Net increase (decrease) in net assets resulting from operations	854,738,012	1,109,659,606
Distributions to shareholders	(451,723,137)	(521,842,741)

Share transactions - net increase (decrease)	204,322,736	108,292,538
Total increase (decrease) in net assets	607,337,611	696,109,403

Net Assets
Beginning of period	8,331,081,050	7,634,971,647
End of period	$8,938,418,661	$8,331,081,050

Financial Highlights
VIP Balanced Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.52	$24.61	$22.32	$19.38	$25.29	$23.29
Income from Investment Operations
Net investment income (loss) A,B	.23	.46	.44	.38	.28	.25
Net realized and unrealized gain (loss)	2.43	3.13	3.04	3.67	(4.62)	3.79
Total from investment operations	2.66	3.59	3.48	4.05	(4.34)	4.04
Distributions from net investment income	(.08)	(.44)	(.43) C	(.36)	(.27)	(.23)
Distributions from net realized gain	(1.35)	(1.25)	(.76) C	(.75)	(1.30)	(1.81)
Total distributions	(1.42) D	(1.68) D	(1.19)	(1.11)	(1.57)	(2.04)
Net asset value, end of period	$27.76	$26.52	$24.61	$22.32	$19.38	$25.29
Total Return E,F,G	10.51%	15.25%	15.92%	21.53%	(17.94)%	18.26%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.41% J	.41%	.43%	.46%	.47%	.46%
Expenses net of fee waivers, if any	.41 % J	.41%	.42%	.46%	.46%	.46%
Expenses net of all reductions, if any	.41% J	.41%	.42%	.46%	.46%	.46%
Net investment income (loss)	1.75% J	1.88%	1.86%	1.83%	1.32%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$330,208	$308,326	$295,718	$301,809	$266,447	$332,976
Portfolio turnover rate K	38 % J	38%	33%	28%	37%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Balanced Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.21	$24.35	$22.10	$19.20	$25.07	$23.11
Income from Investment Operations
Net investment income (loss) A,B	.21	.43	.41	.35	.25	.22
Net realized and unrealized gain (loss)	2.42	3.09	3.02	3.64	(4.57)	3.76
Total from investment operations	2.63	3.52	3.43	3.99	(4.32)	3.98
Distributions from net investment income	(.07)	(.42)	(.42) C	(.34)	(.25)	(.21)
Distributions from net realized gain	(1.35)	(1.25)	(.76) C	(.75)	(1.30)	(1.81)
Total distributions	(1.42)	(1.66) D	(1.18)	(1.09)	(1.55)	(2.02)
Net asset value, end of period	$27.42	$26.21	$24.35	$22.10	$19.20	$25.07
Total Return E,F,G	10.51%	15.10%	15.83%	21.40%	(18.02)%	18.13%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.51% J	.51%	.53%	.56%	.57%	.56%
Expenses net of fee waivers, if any	.51 % J	.51%	.52%	.56%	.56%	.56%
Expenses net of all reductions, if any	.51% J	.51%	.52%	.56%	.56%	.56%
Net investment income (loss)	1.65% J	1.78%	1.75%	1.73%	1.22%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$41,726	$42,818	$39,995	$36,925	$35,778	$41,039
Portfolio turnover rate K	38 % J	38%	33%	28%	37%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Balanced Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.45	$23.69	$21.55	$18.74	$24.52	$22.64
Income from Investment Operations
Net investment income (loss) A,B	.19	.39	.37	.32	.22	.18
Net realized and unrealized gain (loss)	2.34	3.00	2.92	3.55	(4.48)	3.68
Total from investment operations	2.53	3.39	3.29	3.87	(4.26)	3.86
Distributions from net investment income	(.07)	(.39)	(.39) C	(.31)	(.22)	(.18)
Distributions from net realized gain	(1.35)	(1.25)	(.76) C	(.75)	(1.30)	(1.81)
Total distributions	(1.41) D	(1.63) D	(1.15)	(1.06)	(1.52)	(1.98) D
Net asset value, end of period	$26.57	$25.45	$23.69	$21.55	$18.74	$24.52
Total Return E,F,G	10.44%	14.96%	15.58%	21.29%	(18.19)%	17.99%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.66% J	.66%	.68%	.71%	.72%	.71%
Expenses net of fee waivers, if any	.66 % J	.66%	.67%	.71%	.71%	.71%
Expenses net of all reductions, if any	.66% J	.66%	.67%	.71%	.71%	.71%
Net investment income (loss)	1.50% J	1.63%	1.60%	1.58%	1.07%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$3,484,602	$3,256,000	$2,940,840	$2,564,995	$2,104,753	$2,562,199
Portfolio turnover rate K	38 % J	38%	33%	28%	37%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Balanced Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.16	$24.30	$22.06	$19.17	$25.04	$23.08
Income from Investment Operations
Net investment income (loss) A,B	.22	.44	.42	.36	.26	.22
Net realized and unrealized gain (loss)	2.41	3.09	3.00	3.63	(4.58)	3.76
Total from investment operations	2.63	3.53	3.42	3.99	(4.32)	3.98
Distributions from net investment income	(.07)	(.42)	(.42) C	(.35)	(.25)	(.21)
Distributions from net realized gain	(1.35)	(1.25)	(.76) C	(.75)	(1.30)	(1.81)
Total distributions	(1.42)	(1.67)	(1.18)	(1.10)	(1.55)	(2.02)
Net asset value, end of period	$27.37	$26.16	$24.30	$22.06	$19.17	$25.04
Total Return D,E,F	10.54%	15.16%	15.83%	21.42%	(18.03)%	18.17%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.48% I	.49%	.50%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.48 % I	.49%	.50%	.53%	.54%	.54%
Expenses net of all reductions, if any	.48% I	.49%	.50%	.53%	.54%	.54%
Net investment income (loss)	1.67% I	1.80%	1.78%	1.75%	1.25%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$5,081,883	$4,723,937	$4,358,418	$3,932,199	$3,435,461	$4,478,013
Portfolio turnover rate J	38 % I	38%	33%	28%	37%	33%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,036,591,119
Gross unrealized depreciation	(346,666,591)
Net unrealized appreciation (depreciation)	$2,689,924,528
Tax cost	$6,260,759,218

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Balanced Portfolio	1,598,858,677	1,759,650,079
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.43
Service Class	.43
Service Class 2.43
Investor Class	.50

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.40
Service Class	.40
Service Class 2.40
Investor Class	.47

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$21,118
Service Class 2	4,143,819
$4,164,937
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Balanced Portfolio	16,404

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Balanced Portfolio	90,404,793	117,404,647	20,862,642
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Balanced Portfolio	5,235
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Balanced Portfolio	4,139	12	25,380

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.
Amount ($)
VIP Balanced Portfolio	265,790
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Balanced Portfolio
Distributions to shareholders
Initial Class	$16,365,834	$19,828,390
Service Class	2,293,569	2,669,570
Service Class 2	178,649,084	202,353,856
Investor Class	254,414,650	296,990,925
Total	$451,723,137	$521,842,741
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Balanced Portfolio
Initial Class
Shares sold	572,677	573,018	$15,198,817	$14,288,348
Reinvestment of distributions	642,301	809,216	16,365,834	19,828,390
Shares redeemed	(949,548)	(1,771,981)	(25,262,040)	(43,631,571)
Net increase (decrease)	265,430	(389,747)	$6,302,611	$(9,514,833)
Service Class
Shares sold	74,007	263,524	$1,916,518	$6,499,941
Reinvestment of distributions	91,123	110,195	2,293,569	2,669,570
Shares redeemed	(276,852)	(382,963)	(7,073,346)	(9,399,547)
Net increase (decrease)	(111,722)	(9,244)	$(2,863,259)	$(230,036)
Service Class 2
Shares sold	4,700,316	11,000,916	$119,478,140	$257,736,644
Reinvestment of distributions	7,321,684	8,603,103	178,649,084	202,353,856
Shares redeemed	(8,771,987)	(15,804,683)	(221,662,792)	(374,235,288)
Net increase (decrease)	3,250,013	3,799,336	$76,464,432	$85,855,212
Investor Class
Shares sold	709,793	2,420,057	$18,591,740	$60,476,106
Reinvestment of distributions	10,127,972	12,281,552	254,414,650	296,990,925
Shares redeemed	(5,694,234)	(13,476,834)	(148,587,438)	(325,284,836)
Net increase (decrease)	5,143,531	1,224,775	$124,418,952	$32,182,195
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Balanced Portfolio	59%	2	27%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Balanced Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.705697.128
VIPBAL-SANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026